                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6061

                      (Investment Company Act File Number)

                              Federated Index Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

              Date of Reporting Period: Fiscal year ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$21.29		$17.97		$21.51	$29.08	$28.09
Income From Investment Operations:
Net investment income	0.32		0.28		0.26	0.27	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	1.63		3.31		(3.55)	(7.56)	1.23
TOTAL FROM INVESTMENT OPERATIONS	1.95		3.59		(3.29)	(7.29)	1.52
Less Distributions:
Distributions from net investment income	(0.31)		(0.27)		(0.25)	(0.28)	(0.28)
Distributions from net realized gain on investments and futures contracts	--		--		--	--	(0.25)
TOTAL DISTRIBUTIONS	(0.31)		(0.27)		(0.25)	(0.28)	(0.53)
Net Asset Value, End of Period	$22.93		$21.29		$17.97	$21.51	$29.08
Total Return [1]	9.21	% [2]	20.18	% [3]	(15.41)%	(25.15)%	5.40%

Ratios to Average Net Assets:
Expenses	0.35%		0.35%		0.34%	0.34%	0.34%
Net investment income	1.35%		1.44%		1.22%	1.03%	0.98%
Expense waiver/reimbursement [4]	0.28%		0.29%		0.29%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$705,040		$962,928		$906,710	$1,228,402	$2,021,341
Portfolio turnover	19%		24%		18%	7%	11%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the year, the Fund was reimbursed by the Manager, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

3 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$21.24		$17.93		$21.46	$29.01	$28.03
Income From Investment Operations:
Net investment income	0.23		0.21		0.19	0.18	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	1.65		3.32		(3.53)	(7.52)	1.23
TOTAL FROM INVESTMENT OPERATIONS	1.88		3.53		(3.34)	(7.34)	1.42
Less Distributions:
Distributions from net investment income	(0.24)		(0.22)		(0.19)	(0.21)	(0.19)
Distributions from net realized gain on investments and futures contracts	--		--		--	--	(0.25)
TOTAL DISTRIBUTIONS	(0.24)		(0.22)		(0.19)	(0.21)	(0.44)
Net Asset Value, End of Period	$22.88		$21.24		$17.93	$21.46	$29.01
Total Return [1]	8.89	% [2]	19.84	% [3]	(15.67)%	(25.39)%	5.08%

Ratios to Average Net Assets:
Expenses	0.65%		0.65%		0.64%	0.64%	0.64%
Net investment income	1.05%		1.14%		0.92%	0.73%	0.67%
Expense waiver/reimbursement [4]	0.28%		0.29%		0.29%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$556,243		$605,437		$425,421	$578,776	$900,246
Portfolio turnover	19%		24%		18%	7%	11%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the year, the Fund was reimbursed by the Manager, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

3 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$21.18		$17.88		$21.40	$28.91	$27.96
Income From Investment Operations:
Net investment income (loss)	0.07		0.08		0.04	0.01	(0.00	) [1]
Net realized and unrealized gain (loss) on investments and futures contracts	1.64		3.31		(3.52)	(7.50)	1.21
TOTAL FROM INVESTMENT OPERATIONS	1.71		3.39		(3.48)	(7.49)	1.21
Less Distributions:
Distributions from net investment income	(0.08)		(0.09)		(0.04)	(0.02)	(0.01)
Distributions from net realized gain on investments and futures contracts	--		--		--	--	(0.25)
TOTAL DISTRIBUTIONS	(0.08)		(0.09)		(0.04)	(0.02)	(0.26)
Net Asset Value, End of Period	$22.81		$21.18		$17.88	$21.40	$28.91
Total Return [2]	8.07	% [3]	19.01	% [4]	(16.28)%	(25.92)%	4.35%

Ratios to Average Net Assets:
Expenses	1.41%		1.37%		1.34%	1.34%	1.34%
Net investment income (loss)	0.29%		0.42%		0.22%	0.03%	(0.03)%
Expense waiver/reimbursement [5]	0.01%		0.04%		0.04%	0.01%	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,614		$104,086		$88,070	$111,863	$142,999
Portfolio turnover	19%		24%		18%	7%	11%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Manager, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2004		Period Ended 10/31/2003	[1]
Net Asset Value, Beginning of Period	$21.27		$17.81
Income From Investment Operations:
Net investment income	0.14		0.10
Net realized and unrealized gain on investments and futures contracts	1.65		3.45
TOTAL FROM INVESTMENT OPERATIONS	1.79		3.55
Less Distributions:
Distributions from net investment income	(0.16)		(0.09)
Net Asset Value, End of Period	$22.90		$21.27
Total Return [2]	8.42	% [3]	19.99	% [4]

Ratios to Average Net Assets:
Expenses	1.10%		1.09	% [5]
Net investment income	0.60%		0.70	% [5]
Expense waiver/reimbursement [6]	0.01%		0.04	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,940		$16,228
Portfolio turnover	19%		24	% [7]

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Manager, which had an impact of 0.05% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,028.80	$1.78
Institutional Service Shares	$1,000	$1,026.80	$3.31
Class C Shares	$1,000	$1,023.30	$7.17
Class K Shares	$1,000	$1,024.60	$5.60
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.38	$1.78
Institutional Service Shares	$1,000	$1,021.87	$3.30
Class C Shares	$1,000	$1,018.05	$7.15
Class K Shares	$1,000	$1,019.61	$5.58

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.65%
Class C Shares	1.41%
Class K Shares	1.10%

Management's Discussion of Fund Performance

Federated Max-Cap Index Fund's Institutional, Institutional Service, Class C and Class K Shares produced total returns of 9.21%, 8.89%, 8.07%, and 8.42%, respectively, based on net asset value, for the reporting period ended October 31, 2004. 1 The fund's benchmark, the S&P 500 Index, (S&P 500), 2 closed at $1,130.20 with a total return of 9.42% for the reporting period.

The end of 2003 brought a significant rise in the S&P 500. For the two months ended December 31, 2003, the S&P 500 had a total return of 6.17%. The remainder of the reporting period showed flat to positive returns for the S&P 500.

Value stocks significantly outperformed growth stocks for the reporting period, with the S&P 500 Barra Value Index 3 returning 14.46%, while the S&P 500 Barra Growth Index 4 posted a return of 4.49%.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price (i.e., less any applicable sales charge) for Class C was 6.02%. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns, visit our website at www.federatedinvestors.com "Products" section, or call 1-800-341-7400.

2 The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in the index.

3 The S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Indexes are unmanaged and investments cannot be made in the index.

4 S&P 500/Barra Growth Index is a market capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Indexes are unmanaged and investments cannot be made in the index.

Turning to sector performance, nine out of the ten sectors 5 posted a positive return for the reporting period. The top sector performer was Energy, with a total return of 44.52%, followed by Utilities with a total return of 24.11% and Telecommunication Services with a total return of 21.13%. The worst performing sectors for the reporting period were Information Technology, Healthcare, and Consumer Staples with respective returns of (0.86)%, 1.76%, and 3.85%.

The enhanced index component of the fund contributed positively to the fund's performance during the reporting period. Contributions to performance were balanced between quantitative strategies involving the overweight and underweight of stocks relative to the S&P 500 and stock substitution strategies involving the purchasing of substitutes for benchmark stocks such as shares listed on another exchange or acquisition targets of benchmark companies. Additionally, the fund's successful management of certain index changes contributed positively to the fund's performance.

The fund utilized S&P 500 futures to provide equity exposure on the fund's cash balances. While over the long term, S&P 500 index futures should mirror the performance of the S&P 500 Index, pricing disparity can appear in the short term and the fund can benefit or be harmed by trading futures instead of stocks when money goes in and out of the fund. During the reporting period, the trading of futures contracts had a negligible impact on the fund.

Lastly, the total returns of the fund's shares reflect the impact of actual cash flows, transaction costs, and other expenses.

5 Sector classifications are based upon the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC).

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Max-Cap Index Fund (Institutional Shares) (the "Fund") from October 31, 1994 to October 31, 2004, compared to the S&P 500. 2

Average Annual Total Return for the Period Ended 10/31/2004
1 Year	9.21%
5 Years	(2.61)%
10 Years	10.57%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Max-Cap Index Fund (Institutional Service Shares) (the "Fund") from October 31, 1994 to October 31, 2004, compared to the S&P 500. 2

Average Annual Total Return for the Period Ended 10/31/2004
1 Year	8.89%
5 Years	(2.91)%
10 Years	10.23%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Max-Cap Index Fund (Class C Shares) (the "Fund") from November 10, 1997 (start of performance) to October 31, 2004, compared to the S&P 500. 2

Average Annual Total Return for the Period Ended 10/31/2004 [3]
1 Year	6.02%
5 Years	(3.80)%
Start of Performance (11/10/1997)	2.91%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investments minus $100 sales charge = 9,900) A 1.00% contingent deferred sales charge would be applied on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. The Fund offers three other classes of shares, Institutional Shares, Institutional Service Shares and Class C Shares. For the period prior to commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Max-Cap Index Fund (Class K Shares) (the "Fund") from October 31, 1994 to October 31, 2004, compared to the S&P 500. 2

Average Annual Total Return for the Period Ended 10/31/2004
1 Year	8.42%
5 Years	(3.34)%
10 Years	9.74%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

Portfolio of Investments Summary Table

At October 31, 2004, the Fund's sector composition 1 for its equity securities investments was follows:

Sector	Percentage of Total Net Assets
Financials	20.1%
Information Technology	15.8%
Healthcare	12.4%
Consumer Discretionary	11.3%
Industrials	11.3%
Consumer Staples	10.3%
Energy	7.2%
Telecommunication Services	3.2%
Materials	2.9%
Utilities	2.8%
TOTAL PERCENTAGE OF PORTFOLIO [2]	97.3%

1 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 The Fund purchases index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's total exposure to the S&P 500 Index is effectively 100%.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--97.3% [1]
		Consumer Discretionary--11.3%
9,009		AMC Entertainment, Inc.	$173,062
42,290	[2]	AutoNation, Inc.	728,657
10,630	[2]	AutoZone, Inc.	869,640
38,614	[2]	Bed Bath & Beyond, Inc.	1,575,065
41,040		Best Buy Co., Inc.	2,430,389
15,421	[2]	Big Lots, Inc.	191,066
13,741		Black & Decker Corp.	1,103,127
7,406	[2]	Boca Resorts, Inc., Class A	175,522
13,706		Boise Cascade Corp.	404,601
12,499		Brunswick Corp.	586,453
100	[2]	Cablevision Systems Corp., Class A	2,058
7,421	[2]	Caesars Entertainment, Inc.	132,836
81,270		Carnival Corp.	4,109,011
14,286		Centex Corp.	742,015
18,069		Circuit City Stores, Inc.	293,621
85,757		Clear Channel Communications, Inc.	2,864,284
19,400	[2]	Coach, Inc.	904,622
286,819	[2]	Comcast Corp., Class A	8,461,161
9,902		Cooper Tire & Rubber Co.	192,891
10,133	[2]	Cox Communications, Inc., Class A	348,981
20,028		Dana Corp.	298,617
22,482		Darden Restaurants, Inc.	550,809
61,652		Delphi Auto Systems Corp.	518,493
12,216		Dillards, Inc., Class A	250,306
38,728		Dollar General Corp.	745,514
8,007		Dow Jones & Co.	354,310
46,805		Eastman Kodak Co.	1,417,255
19,160		Family Dollar Stores, Inc.	566,178
23,241		Federated Department Stores, Inc.	1,172,508
258,309		Ford Motor Co.	3,365,766
19,849		Fortune Brands, Inc.	1,445,404
33,880		Gannett Co., Inc.	2,810,346
115,860		Gap (The), Inc.	2,314,883
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
60,225		General Motors Corp.	$2,321,674
24,367		Genuine Parts Co.	972,000
54,008	[2]	Goodyear Tire & Rubber Co.	544,401
37,620		Harley Davidson, Inc.	2,165,783
12,644		Harrah's Entertainment, Inc.	739,927
23,914		Hasbro, Inc.	423,039
44,462		Hilton Hotels Corp.	884,794
292,489		Home Depot, Inc.	12,015,448
10,541	[2]	Information Holdings, Inc.	288,718
44,636		International Game Technology	1,474,773
41,619		Interpublic Group Cos., Inc.	510,249
22,806		Johnson Controls, Inc.	1,307,924
16,535		Jones Apparel Group, Inc.	583,686
6,196		KB HOME	509,621
8,797		Knight-Ridder, Inc.	602,858
43,208	[2]	Kohl's Corp.	2,193,238
26,751		Leggett and Platt, Inc.	752,506
57,471		Limited, Inc.	1,424,131
14,278		Liz Claiborne, Inc.	583,685
99,107		Lowe's Cos., Inc.	5,577,742
5,050		Mandalay Resort Group	347,440
32,023		Marriott International, Inc., Class A	1,744,933
48,561		Mattel, Inc.	850,303
53,343		May Department Stores Co.	1,390,119
8,278		Maytag Corp.	144,037
158,800		McDonald's Corp.	4,629,020
29,657		McGraw-Hill Cos., Inc.	2,557,916
7,759		Meredith Corp.	380,191
2,108	[2]	Metro-Goldwyn-Mayer, Inc.	24,917
17,405		New York Times Co., Class A	697,070
30,810		Newell Rubbermaid, Inc.	664,264
39,235		Nike, Inc., Class B	3,190,198
16,180		Nordstrom, Inc.	698,652
40,853	[2]	Office Depot, Inc.	661,410
25,326		Omnicom Group, Inc.	1,998,221
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
6,901	[2]	Orbitz, Inc., Class A	$188,673
35,690		Penney (J.C.) Co., Inc.	1,234,517
15,092		Pulte Corp.	828,249
22,885		Radioshack Corp.	684,948
8,098		Reebok International Ltd.	299,626
27,940		Sears, Roebuck & Co.	977,900
17,123		Sherwin-Williams Co.	731,495
8,103		Snap-On Tools Corp.	238,066
11,113		Stanley Works	494,751
59,660		Staples, Inc.	1,774,288
49,984	[2]	Starbucks Corp.	2,643,154
29,233		Starwood Hotels & Resorts Worldwide, Inc.	1,395,291
65,742		TJX Cos., Inc.	1,576,493
114,513		Target Corp.	5,727,940
16,496		Tiffany & Co.	483,828
585,177	[2]	Time Warner, Inc.	9,737,345
26,342	[2]	Toys 'R' Us, Inc.	474,419
42,447		Tribune Co.	1,833,710
36,568	[2]	Univision Communications, Inc., Class A	1,132,145
15,130		V.F. Corp.	814,448
228,742		Viacom, Inc., Class B	8,346,796
12,614		Visteon Corp.	89,686
262,917		Walt Disney Co.	6,630,767
1		Washington Post Co., Class B	915
12,119		Wendy's International, Inc.	404,411
8,742		Whirlpool Corp.	513,593
37,140		Yum! Brands, Inc.	1,615,590
84,400	[2]	eBay, Inc.	8,238,284
		TOTAL	157,065,667
		Consumer Staples--10.3%
8,816		Alberto-Culver Co., Class B	395,486
52,575		Albertsons, Inc.	1,199,236
264,262		Altria Group, Inc.	12,806,137
101,324		Anheuser-Busch Cos., Inc.	5,061,134
87,374		Archer-Daniels-Midland Co.	1,692,434
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Staples--continued
48,736		Avon Products, Inc.	$1,927,509
17,860		Brown-Forman Corp., Class B	801,914
52,594		CVS Corp.	2,285,735
55,490		Campbell Soup Co.	1,489,352
24,773		Clorox Co.	1,352,606
313,082		Coca-Cola Co.	12,729,914
61,537		Coca-Cola Enterprises, Inc.	1,286,739
65,940		Colgate-Palmolive Co.	2,942,243
62,104		ConAgra, Inc.	1,639,546
4,644		Coors Adolph Co., Class B	309,755
69,204		Costco Wholesale Corp.	3,317,640
6,170	[2]	Del Laboratories, Inc.	205,770
40,455		General Mills, Inc.	1,790,134
129,743		Gillette Co.	5,381,740
45,502		Heinz (H.J.) Co.	1,653,998
42,122		Hershey Foods Corp.	2,135,164
52,507		Kellogg Co.	2,257,801
63,786		Kimberly-Clark Corp.	3,806,111
92,721		Kroger Co.	1,401,014
19,000		McCormick & Co., Inc.	673,170
199,445		PepsiCo, Inc.	9,888,483
334,274		Procter & Gamble Co.	17,108,143
15,400		Reynolds American, Inc.	1,060,444
31,090		SUPERVALU, Inc.	916,844
54,223	[2]	Safeway Inc.	989,028
104,887		Sara Lee Corp.	2,441,769
82,072		Sysco Corp.	2,648,463
28,824		The Pepsi Bottling Group, Inc.	808,225
22,977		UST, Inc.	945,733
543,630		Wal-Mart Stores, Inc.	29,312,530
128,396		Walgreen Co.	4,608,132
7,434		Winn-Dixie Stores, Inc.	25,573
30,246		Wrigley (Wm.), Jr. Co.	1,978,088
		TOTAL	143,273,737
Shares			Value
		COMMON STOCKS--continued [1]
		Energy--7.2%
17,887		Amerada-Hess Corp.	$1,443,660
25,810		Anadarko Petroleum Corp.	1,740,885
40,172		Apache Corp.	2,036,720
10,420		Ashland, Inc.	600,400
19,800		BJ Services Co.	1,009,800
47,381		Baker Hughes, Inc.	2,029,328
52,420		Burlington Resources, Inc.	2,175,430
273,574		ChevronTexaco Corp.	14,515,836
87,596		ConocoPhillips	7,385,219
36,968		Devon Energy Corp.	2,734,523
15,203		EOG Resources, Inc.	1,011,912
73,339		El Paso Corp.	655,651
840,671		Exxon Mobil Corp.	41,377,827
60,248		Halliburton Co.	2,231,586
17,289		Kerr-McGee Corp.	1,023,855
15,113		Kinder Morgan, Inc.	972,824
40,377		Marathon Oil Corp.	1,538,767
16,690	[2]	Nabors Industries Ltd.	819,812
14,878	[2]	Noble Corp.	679,627
48,951		Occidental Petroleum Corp.	2,732,934
9,052		Rowan Companies, Inc.	231,098
74,756		Schlumberger Ltd.	4,705,143
2,300		Stelmar Shipping Ltd.	88,780
18,760		Sunoco, Inc.	1,394,994
41,290	[2]	Transocean Sedco Forex, Inc.	1,455,472
34,126		Unocal Corp.	1,424,761
40,800		Valero Energy Corp.	1,753,176
53,861		Williams Cos., Inc.	673,801
		TOTAL	100,443,821
		Financials--20.1%
30,774		AON Corp.	628,097
45,000		Ace Ltd.	1,712,700
66,882		Aflac, Inc.	2,399,726
106,425		Allstate Corp.	5,117,978
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
14,173		Ambac Financial Group, Inc.	$1,106,344
161,495		American Express Co.	8,570,540
333,232		American International Group, Inc.	20,230,515
5,525	[2]	American Medical Security Group, Inc.	175,419
50,852		Amsouth Bancorporation	1,341,984
13,000		Apartment Investment & Management Co., Class A	476,970
100		Archstone-Smith Trust	3,355
70,885		BB&T Corp.	2,914,082
523,336		Bank of America Corp.	23,440,219
96,139		Bank of New York Co., Inc.	3,120,672
12,534		Bear Stearns Cos., Inc.	1,187,597
26,500		CIT Group, Inc.	1,070,600
29,367		Capital One Financial Corp.	2,166,110
23,495		Chubb Corp.	1,694,694
24,489		Cincinnati Financial Corp.	1,022,416
663,019		Citigroup, Inc.	29,418,153
29,523		Comerica, Inc.	1,815,960
80,642		Countrywide Financial Corp.	2,574,899
100		Duke Realty Corp.	3,410
66,600	[2]	E*Trade Group, Inc.	859,140
63,667		Equity Office Properties Trust	1,790,316
34,100		Equity Residential Properties Trust	1,137,235
94,569		Federal Home Loan Mortgage Corp.	6,298,295
125,716		Federal National Mortgage Association	8,818,977
14,200		Federated Investors, Inc.	411,658
73,307		Fifth Third Bancorp	3,605,971
15,800		First Horizon National Corp.	683,824
34,280		Franklin Resources, Inc.	2,078,054
18,809		Golden West Financial Corp.	2,199,148
61,600		Goldman Sachs Group, Inc.	6,060,208
36,570		Hartford Financial Services Group, Inc.	2,138,614
100		Hibernia Corp., Class A	2,900
30,209		Huntington Bancshares, Inc.	723,506
455,168		J.P. Morgan Chase & Co.	17,569,485
31,392		Janus Capital Group, Inc.	478,728
20,759		Jefferson-Pilot Corp.	1,002,452
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
50,479		KeyCorp	$1,695,590
100		Kimco Realty Corp.	5,455
8,102		LNR Property Corp.	506,699
37,003		Lehman Brothers Holdings, Inc.	3,039,796
21,708		Lincoln National Corp.	950,810
25,043		Loews Corp.	1,500,076
19,600		M & T Bank Corp.	2,018,800
20,931		MBIA Insurance Corp.	1,211,068
159,597		MBNA Corp.	4,090,471
9,664		MGIC Investment Corp.	621,492
64,910		Marsh & McLennan Cos., Inc.	1,795,411
30,600		Marshall & Ilsley Corp.	1,284,282
49,417		Mellon Financial Corp.	1,428,151
119,225		Merrill Lynch & Co., Inc.	6,430,997
94,341		MetLife, Inc.	3,617,977
19,917		Moody's Corp.	1,549,742
139,456		Morgan Stanley	7,124,807
86,466		National City Corp.	3,369,580
36,456		North Fork Bancorp, Inc.	1,607,710
26,269		Northern Trust Corp.	1,117,483
33,796		PNC Financial Services Group	1,767,531
21,600		Plum Creek Timber Co., Inc.	783,864
3,895		Price Legacy Corp.	73,265
33,100		Principal Financial Group	1,249,856
8,800		Progressive Corp., OH	823,240
24,600		Prologis Trust	958,908
33,836	[2]	Providian Financial Corp.	526,150
67,000		Prudential Financial, Inc.	3,113,490
63,129		Regions Financial Corp.	2,214,565
3,934		Riggs National Corp.	83,047
4,930		Rouse Co.	328,831
4,700		S&P Depositary Receipts Trust	532,040
23,422		SAFECO Corp.	1,083,033
56,640		SLM Corp.	2,563,526
174,986		Schwab (Charles) Corp.	1,601,122
24,200		Simon Property Group, Inc.	1,411,344
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
49,662		SouthTrust Corp.	$2,163,773
43,095		Sovereign Bancorp, Inc.	933,007
41,662		State Street Corp.	1,876,873
41,591		SunTrust Banks, Inc.	2,927,175
35,455		Synovus Financial Corp.	964,021
14,754		T. Rowe Price Group, Inc.	822,831
68,949		The St. Paul Travelers Cos., Inc.	2,341,508
16,437		Torchmark Corp.	887,927
259,663		U.S. Bancorp	7,428,958
57,753		UNUMProvident Corp.	788,906
162,805		Wachovia Corp.	8,011,634
111,525		Washington Mutual Bank FA	4,317,133
215,449		Wells Fargo & Co.	12,866,614
17,736		XL Capital Ltd.	1,285,860
10,267		Zions Bancorp	679,367
100		iStar Financial, Inc.	4,142
		TOTAL	280,430,889
		Healthcare--12.4%
198,541		Abbott Laboratories	8,463,803
21,876		Aetna, Inc.	2,078,220
16,219		Allergan, Inc.	1,160,632
20,892		AmerisourceBergen Corp.	1,149,896
161,357	[2]	Amgen, Inc.	9,165,078
17,163	[2]	Anthem, Inc.	1,379,905
29,248		Applera Corp.	558,052
14,504		Bard (C.R.), Inc.	823,827
7,232		Bausch & Lomb, Inc.	440,863
75,124		Baxter International, Inc.	2,310,814
33,228		Becton, Dickinson & Co.	1,744,470
42,734	[2]	Biogen Idec, Inc.	2,485,409
34,004		Biomet, Inc.	1,587,307
106,776	[2]	Boston Scientific Corp.	3,769,193
246,825		Bristol-Myers Squibb Co.	5,783,110
23,070		CIGNA Corp.	1,464,022
61,308		Cardinal Health, Inc.	2,866,149
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
56,427	[2]	Caremark Rx, Inc.	$1,691,117
22,194	[2]	Chiron Corp.	719,529
11,402	[2]	Endocardial Solutions, Inc.	129,185
8,600	[2]	Express Scripts, Inc., Class A	550,400
11,900		Fisher Scientific International, Inc.	682,584
45,776	[2]	Forest Laboratories, Inc., Class A	2,041,610
25,226	[2]	Genzyme Corp.	1,323,608
61,914	[2]	Gilead Sciences, Inc.	2,144,082
32,488		Guidant Corp.	2,164,351
50,308		HCA - The Healthcare Corp.	1,847,813
24,400		Health Management Association, Class A	504,104
18,444	[2]	Hospira, Inc.	588,548
34,031	[2]	Humana, Inc.	651,694
32,873		IMS Health, Inc.	696,250
8,265	[2]	Ilex Oncology, Inc.	208,691
388,362		Johnson & Johnson	22,672,574
30,884	[2]	King Pharmaceuticals, Inc.	336,944
15,400	[2]	Laboratory Corporation of America Holdings	705,320
144,266		Lilly (Eli) & Co.	7,921,646
13,743		Manor Care, Inc.	449,946
672	[2]	Mariner Health Care, Inc.	19,555
41,966		McKesson HBOC, Inc.	1,118,814
33,689	[2]	Medco Health Solutions, Inc.	1,142,394
40,937	[2]	Medimmune, Inc.	1,163,430
153,883		Medtronic, Inc.	7,864,960
283,220		Merck & Co., Inc.	8,867,618
6,277	[2]	Millipore Corp.	288,679
30,750		Mylan Laboratories, Inc.	529,515
100		Omnicare, Inc.	2,759
30,107		PerkinElmer, Inc.	618,398
966,520		Pfizer, Inc.	27,980,754
11,996		Quest Diagnostic, Inc.	1,050,130
191,732		Schering Plough Corp.	3,472,267
6,179		Select Medical Corp.	106,217
21,704		St. Jude Medical, Inc.	1,661,875
58,502		Stryker Corp.	2,520,851
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
49,205	[2]	Tenet Healthcare Corp.	$527,478
21,653	[2]	Thermo Electron Corp.	627,937
89,763		UnitedHealth Group, Inc.	6,498,841
13,500	[2]	Waters Corp.	557,415
15,183	[2]	Watson Pharmaceuticals, Inc.	425,579
20,232	[2]	Wellpoint Health Networks, Inc.	1,975,857
171,854		Wyeth	6,814,011
31,494	[2]	Zimmer Holdings, Inc.	2,443,619
		TOTAL	173,539,699
		Industrials--11.3%
99,852		3M Co.	7,745,520
60,643	[2]	Allied Waste Industries, Inc.	494,847
26,359		American Power Conversion Corp.	508,202
25,300	[2]	American Standard Cos.	925,221
19,600	[2]	Apollo Group, Inc., Class A	1,293,600
12,342		Avery Dennison Corp.	750,887
20,743		Block (H&R), Inc.	986,330
115,105		Boeing Co.	5,743,740
58,538		Burlington Northern Santa Fe	2,447,474
29,132		CSX Corp.	1,063,318
43,438		Caterpillar, Inc.	3,498,497
147,963		Cendant Corp.	3,046,558
19,337		Cintas Corp.	834,198
12,857		Cooper Industries, LTD., Class A	821,562
8,265		Crane Co.	230,346
6,317		Cummins, Inc.	442,695
44,940		Danaher Corp.	2,477,542
30,986		Deere & Co.	1,852,343
4,054	[2]	Delta Air Lines, Inc.	22,094
7,615		Deluxe Corp.	290,055
24,823		Donnelley (R.R.) & Sons Co.	780,683
29,302		Dover Corp.	1,150,690
19,454		Eaton Corp.	1,244,083
52,752		Emerson Electric Co.	3,378,766
20,016		Equifax, Inc.	523,418
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
42,568		FedEx Corp.	$3,878,796
7,756		Fluor Corp.	360,189
20,558		General Dynamics Corp.	2,099,383
1,376,236		General Electric Co.	46,957,172
11,590		Goodrich (B.F.) Co.	357,320
10,047		Grainger (W.W.), Inc.	588,654
108,718		Honeywell International, Inc.	3,661,622
11,196		ITT Industries, Inc.	908,443
38,609		Illinois Tool Works, Inc.	3,562,839
21,242		Ingersoll-Rand Co., Class A	1,453,802
2,580	[2]	Invision Technologies, Inc.	119,144
57,788		Lockheed Martin Corp.	3,183,541
71,836		Masco Corp.	2,461,101
11,468	[2]	Monster Worldwide, Inc.	321,677
5,563		Navistar International Corp.	192,202
52,353		Norfolk Southern Corp.	1,777,384
37,000		Northrop Grumman Corp.	1,914,750
20,996		PACCAR, Inc.	1,455,233
13,189		Pall Corp.	341,068
14,697		Parker-Hannifin Corp.	1,038,049
33,103		Pitney Bowes, Inc.	1,448,256
8,160	[2]	Power-One, Inc.	57,283
55,855		Raytheon Co.	2,037,590
22,194		Robert Half International, Inc.	588,807
21,643		Rockwell Automation, Inc.	902,297
25,343		Rockwell Collins	898,916
8,386		Ryder Systems, Inc.	420,139
97,646		Southwest Airlines Co.	1,539,877
19,530		Textron, Inc.	1,330,970
246,692		Tyco International Ltd.	7,684,456
32,295		Union Pacific Corp.	2,033,616
132,540		United Parcel Service, Inc.	10,494,517
70,661		United Technologies Corp.	6,558,754
73,424		Waste Management, Inc.	2,091,116
		TOTAL	157,271,632
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--15.8%
92,622	[2]	ADC Telecommunications, Inc.	$204,694
29,955		Adobe Systems, Inc.	1,678,379
10,623	[2]	Advanced Fibre Communications	165,931
45,334	[2]	Advanced Micro Devices, Inc.	762,518
12,800	[2]	Affiliated Computer Services, Inc., Class A	698,240
62,259	[2]	Agilent Technologies, Inc.	1,560,211
61,139	[2]	Altera Corp.	1,389,689
45,624		Analog Devices, Inc.	1,836,822
16,203	[2]	Andrew Corp.	226,518
48,699	[2]	Apple Computer, Inc.	2,558,158
212,410	[2]	Applied Materials, Inc.	3,419,801
52,933	[2]	Applied Micro Circuits Corp.	192,676
13,160		Autodesk, Inc.	694,190
74,005		Automatic Data Processing, Inc.	3,211,077
42,039	[2]	Avaya, Inc.	605,362
45,124	[2]	BMC Software, Inc.	853,746
38,511	[2]	Broadcom Corp.	1,041,723
79,949	[2]	CIENA Corp.	197,474
865,128	[2]	Cisco Systems, Inc.	16,619,109
34,530	[2]	Citrix Systems, Inc.	833,209
113	[2]	Computer Access Technology Corp.	677
76,797		Computer Associates International, Inc.	2,128,045
29,741	[2]	Computer Sciences Corp.	1,477,235
95,770	[2]	Compuware Corp.	554,508
20,625	[2]	Comverse Technology, Inc.	425,700
21,225	[2]	Convergys Corp.	276,137
138,600	[2]	Corning, Inc.	1,586,970
326,099	[2]	Dell, Inc.	11,433,031
4,528	[2]	Dupont Photomasks, Inc.	118,724
307,628		EMC Corp. Mass	3,959,172
37,900	[2]	Electronic Arts, Inc.	1,702,468
63,580		Electronic Data Systems Corp.	1,352,347
111,848		First Data Corp., Class	4,617,085
21,667	[2]	Fiserv, Inc.	770,045
46,778	[2]	Gateway, Inc.	273,651
409,150		Hewlett-Packard Co.	7,634,739
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
214,143		IBM Corp.	$19,219,334
821,080		Intel Corp.	18,277,241
2,397	[2]	Intercept Group, Inc.	45,040
23,865	[2]	Intuit, Inc.	1,082,516
172,442	[2]	JDS Uniphase Corp.	546,641
19,585	[2]	Jabil Circuit, Inc.	476,111
31,425	[2]	KLA-Tencor Corp.	1,430,780
56,614	[2]	LSI Logic Corp.	257,594
16,218	[2]	Lexmark International Group, Class A	1,347,878
38,514		Linear Technology Corp.	1,458,910
563,688	[2]	Lucent Technologies, Inc.	2,001,092
40,641		Maxim Integrated Products, Inc.	1,787,798
14,532	[2]	Mercury Interactive Corp.	631,125
82,098		Micron Technology, Inc.	999,954
1,392,818		Microsoft Corp.	38,984,976
19,481		Molex, Inc.	576,053
303,621		Motorola, Inc.	5,240,498
11,737	[2]	NCR Corp.	661,380
16,100	[2]	NVIDIA Corp.	232,967
45,314	[2]	National Semiconductor Corp.	756,744
5,127	[2]	NetSolve, Inc.	56,141
9,696	[2]	Netegrity, Inc.	103,262
41,961	[2]	Network Appliance, Inc.	1,026,786
44,623	[2]	Novell, Inc.	320,839
20,921	[2]	Novellus Systems, Inc.	542,063
660,113	[2]	Oracle Corp.	8,357,031
18,395	[2]	PMC-Sierra, Inc.	188,733
33,083	[2]	Parametric Technology Corp.	171,701
47,257		Paychex, Inc.	1,549,746
47,378	[2]	Peoplesoft, Inc.	984,041
9,666	[2]	Qlogic Corp.	314,145
195,978		Qualcomm, Inc.	8,193,840
16,186		Sabre Group Holdings, Inc.	348,161
107,601	[2]	Sanmina-SCI Corp.	860,808
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
21,580		Scientific-Atlanta, Inc.	$591,076
58,682	[2]	Siebel Systems, Inc.	557,479
94,005	[2]	Solectron Corp.	490,706
487,886	[2]	Sun Microsystems, Inc.	2,210,124
39,500	[2]	SunGard Data Systems, Inc.	1,046,355
43,400	[2]	Symantec Corp.	2,471,196
30,441		Symbol Technologies, Inc.	447,178
20,556		Tektronix, Inc.	623,463
50,934	[2]	Tellabs, Inc.	407,472
23,801	[2]	Teradyne, Inc.	394,145
223,591		Texas Instruments, Inc.	5,466,800
38,322	[2]	Unisys Corp.	406,980
55,265	[2]	Veritas Software Corp.	1,209,198
98,822	[2]	Xerox Corp.	1,459,601
35,912		Xilinx, Inc.	1,098,907
172,088	[2]	Yahoo, Inc.	6,227,865
		TOTAL	221,200,535
		Materials--2.9%
27,832		Air Products & Chemicals, Inc.	1,480,106
110,048		Alcoa, Inc.	3,576,560
12,645		Allegheny Technologies, Inc.	212,562
17,144		Ball Corp.	683,188
14,476		Bemis Co., Inc.	383,180
118,937		Dow Chemical Co.	5,345,029
126,606		Du Pont (E.I.) de Nemours & Co.	5,427,599
5,896		Eastman Chemical Co.	279,883
36,706		Ecolab, Inc.	1,242,498
12,663		Engelhard Corp.	358,363
25,111		Freeport-McMoRan Copper & Gold, Inc., Class B	909,520
34,290		Georgia-Pacific Corp.	1,186,091
4,955		Great Lakes Chemical Corp.	126,947
14,458	[2]	Hercules, Inc.	206,460
12,442		International Flavors & Fragrances, Inc.	485,860
60,526		International Paper Co.	2,330,856
16,382		Louisiana-Pacific Corp.	401,523
Shares			Value
		COMMON STOCKS--continued [1]
		Materials--continued
34,328		MeadWestvaco Corp.	$1,082,362
32,277		Monsanto Co.	1,379,842
46,613		Newmont Mining Corp.	2,215,050
18,134		Nucor Corp.	765,799
20,842		PPG Industries, Inc.	1,328,678
22,808	[2]	Pactiv Corp.	540,322
9,666		Phelps Dodge Corp.	846,162
40,390		Praxair, Inc.	1,704,458
26,158		Rohm & Haas Co.	1,108,838
10,225	[2]	Sealed Air Corp.	506,547
12,680		Sigma-Aldrich Corp.	705,515
7,362		Temple-Inland, Inc.	435,241
12,110		United States Steel Corp.	444,679
11,606		Vulcan Materials Co.	577,747
31,920		Weyerhaeuser Co.	1,999,469
12,163		Worthington Industries, Inc.	241,436
		TOTAL	40,518,370
		Telecommunication Services--3.2%
91,167		AT&T Corp.	1,559,867
41,246		Alltel Corp.	2,265,643
239,002		BellSouth Corp.	6,374,183
29,730		CenturyTel, Inc.	954,036
34,238		Citizens Communications Co., Class B	458,789
140,009	[2]	NEXTEL Communications, Inc., Class A	3,708,838
219,772	[2]	Qwest Communications International, Inc.	751,620
441,147		SBC Communications, Inc.	11,143,373
148,877		Sprint Corp.	3,118,973
365,574		Verizon Communications	14,293,943
		TOTAL	44,629,265
		Utilities--2.8%
62,239	[2]	AES Corp.	678,405
13,443	[2]	Allegheny Energy, Inc.	246,141
22,657		Ameren Corp.	1,087,536
53,704		American Electric Power Co., Inc.	1,768,473
15,992	[2]	CMS Energy Corp.	149,685
Shares			Value
		COMMON STOCKS--continued [1]
		Utilities--continued
40,646	[2]	Calpine Corp.	$101,209
70,514		CenterPoint Energy, Inc.	741,102
23,447		Cinergy Corp.	926,625
29,141		Consolidated Edison Co.	1,266,176
32,724		Constellation Energy Group	1,329,249
22,467		DTE Energy Co.	959,566
35,707		Dominion Resources, Inc.	2,296,674
96,732		Duke Energy Corp.	2,372,836
43,258	[2]	Dynegy, Inc.	213,262
46,858		Edison International	1,429,169
29,082		Entergy Corp.	1,900,800
96,038		Exelon Corp.	3,805,026
26,691		FPL Group, Inc.	1,839,010
43,984		FirstEnergy Corp.	1,817,859
21,656		KeySpan Corp.	865,157
1,889		NICOR, Inc.	70,875
4,931	[2]	NUI Corp.	66,371
25,780		NiSource, Inc.	552,981
56,036	[2]	P G & E Corp.	1,795,393
17,387		PPL Corp.	904,124
3,657		Peoples Energy Corp.	156,446
11,618		Pinnacle West Capital Corp.	495,159
25,507		Progress Energy, Inc.	1,053,439
24,769		Public Service Enterprises Group, Inc.	1,054,912
30,241		Sempra Energy	1,014,283
97,186		Southern Co.	3,070,106
20,488		TECO Energy, Inc.	286,832
33,858		TXU Corp.	2,072,787
1,281		Texas Genco Holdings, Inc.	59,823
5,000		UniSource Energy Corp.	122,950
100		Wisconsin Energy Corp.	3,264
47,924		Xcel Energy, Inc.	819,500
		TOTAL	39,393,205
		TOTAL COMMON STOCKS (IDENTIFIED COST $656,724,225)	1,357,766,820
Principal Amount or Shares			Value
		CORPORATE BONDS--0.0%
		Healthcare--0.0%
$250,000		Genzyme Corp., 1.250%, 12/1/2023	$257,713
		Industrials--0.0%
227,000		Tyco International Group, Company Guarantee, 3.125%, 1/15/2023	340,895
		TOTAL CORPORATE BONDS (IDENTIFIED COST $588,365)	598,608
		U.S. TREASURY--0.4% [4]
5,350,000		United States Treasury Bill, 1/13/2005 (IDENTIFIED COST $5,327,280)	5,330,152
		PREFERRED STOCKS--0.1%
		Energy--0.1%
7,585		Amerada-Hess Corp., Conv. Pfd. $3.50, Annual Dividend	555,601
5,247		Valero Energy Corp., Conv. Pfd. $0.50, Annual Dividend	222,420
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $706,893)	778,021
		MUTUAL FUND--2.3%
32,292,023	[3]	Prime Value Obligations Fund, IS Shares (at net asset value)	32,292,023
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $695,638,786) [5]	1,396,765,624
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(928,268)
		TOTAL NET ASSETS--100%	$1,395,837,356

1 The Fund purchases index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $42,103,675 at October 31, 2004, which represents 3.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 100.4%.

2 Non-income producing security.

3 Affiliated company.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $742,767,083.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $32,292,023 of investments in affiliated issuer (Note 5) (identified cost $695,638,786)		$1,396,765,624
Cash		689,004
Income receivable		1,742,743
Receivable for investments sold		415,904
Receivable for shares sold		774,906
Receivable for daily variation margin		99,449
TOTAL ASSETS		1,400,487,630
Liabilities:
Payable for investments purchased	$1,806,009
Payable for shares redeemed	2,349,255
Payable for transfer and dividend disbursing agent fees and expenses	159,392
Payable for distribution services fee (Note 5)	101,154
Payable for shareholder services fee (Note 5)	137,996
Accrued expenses	96,468
TOTAL LIABILITIES		4,650,274
Net assets for 60,949,483 shares outstanding		$1,395,837,356
Net Assets Consist of:
Paid-in capital		$828,062,751
Net unrealized appreciation of investments and futures contracts		701,990,722
Accumulated net realized loss on investments and futures contracts		(135,378,676)
Undistributed net investment income		1,162,559
TOTAL NET ASSETS		$1,395,837,356
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($705,039,890 ÷ 30,746,919 shares outstanding), no par value, unlimited shares authorized		$22.93
Redemption proceeds per share		$22.93
Institutional Service Shares:
Net asset value and offering price per share ($556,242,724 ÷ 24,309,653 shares outstanding), no par value, unlimited shares authorized		$22.88
Redemption proceeds per share		$22.88
Class C Shares:
Net asset value per share ($102,614,354 ÷ 4,498,042 shares outstanding), no par value, unlimited shares authorized		$22.81
Offering price per share (100/99.00 of $22.81) [1]		$23.04
Redemption proceeds per share (99.00/100 of $22.81) [1]		$22.58
Class K Shares:
Net asset value and offering price per share ($31,940,388 ÷ 1,394,869 shares outstanding), no par value, unlimited shares authorized		$22.90
Redemption proceeds per share		$22.90

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $243,760 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $146)		$26,295,392
Interest		60,653
TOTAL INCOME		26,356,045
Expenses:
Management fee (Note 5)	$4,640,389
Custodian fees	120,252
Transfer and dividend disbursing agent fees and expenses-- Institutional Shares (Note 5)	399,379
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	307,211
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	87,815
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	70,905
Directors'/Trustees' fees	10,242
Auditing fees	18,473
Legal fees	2,667
Portfolio accounting fees (Note 5)	203,378
Distribution services fee--Institutional Service Shares (Note 5)	1,766,881
Distribution services fee--Class C Shares (Note 5)	800,476
Distribution services fee--Class K Shares (Note 5)	126,164
Shareholder services fee--Institutional Shares (Note 5)	2,064,683
Shareholder services fee--Institutional Service Shares (Note 5)	1,472,401
Shareholder services fee--Class C Shares (Note 5)	266,825
Share registration costs	79,774
Printing and postage	102,520
Insurance premiums	13,842
Miscellaneous	16,484
TOTAL EXPENSES	12,570,761

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(147,365)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(26,802)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(19,585)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(3,543)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(838)
Waiver of distribution services fee--Institutional Service Shares	(1,472,401)
Waiver of shareholder services fee--Institutional Shares	(2,064,683)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(143,394)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(124,433)
Reimbursement of other operating expenses	(17,043)
TOTAL WAIVERS AND REIMBURSEMENTS		$(4,020,087)
Net expenses			$8,550,674
Net investment income			17,805,371
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			57,605,078
Net realized gain on futures contracts			2,455,128
Net change in unrealized appreciation of investments and futures contracts			(19,869,812)
Net increase due to reimbursement from Adviser (Note 5)			303,086
Net realized and unrealized gain on investments and futures contracts			40,493,480
Change in net assets resulting from operations			$58,298,851

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,805,371	$19,305,829
Net realized gain (loss) on investments and futures contracts	60,060,206	(52,316,678)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(19,869,812)	326,324,575
Net increase due to reimbursement from Adviser (Note 5)	303,086	--
Net increase due to reimbursement from sub-manager for certain losses on investments (Note 5)	--	63,824
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,298,851	293,377,550
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,499,926)	(12,867,273)
Institutional Service Shares	(6,308,572)	(6,062,846)
Class C Shares	(366,992)	(420,340)
Class K Shares	(170,916)	(2,169)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,346,406)	(19,352,628)
Share Transactions:
Proceeds from sale of shares	381,538,443	750,819,364
Net asset value of shares issued to shareholders in payment of distributions declared	13,373,777	13,826,809
Cost of shares redeemed	(727,706,734)	(770,192,497)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(332,794,514)	(5,546,324)
Change in net assets	(292,842,069)	268,478,598
Net Assets:
Beginning of period	1,688,679,425	1,420,200,827
End of period (including undistributed net investment income of $1,162,559 and $1,725,804, respectively)	$1,395,837,356	$1,688,679,425

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares, and Class K Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended October 31, 2004, the Fund had realized gains on futures contracts of $2,455,128.

At October 31, 2004, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2004	149 S&P 500 Index Futures	Long	$863,884

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31:	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,435,898	$168,030,536	14,222,261	$268,882,106
Shares issued to shareholders in payment of distributions declared	307,932	6,895,565	409,799	7,747,759
Shares redeemed	(22,234,530)	(459,152,396)	(19,858,394)	(375,392,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(14,490,700)	$(284,226,295)	(5,226,334)	$(98,762,601)

Year Ended October 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,733,530	$174,152,856	24,647,126	$442,683,372
Shares issued to shareholders in payment of distributions declared	268,130	6,001,388	303,016	5,721,673
Shares redeemed	(12,198,542)	(241,170,302)	(20,170,944)	(371,595,388)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,196,882)	$(61,016,058)	4,779,198	$76,809,657

Year Ended October 31:	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	833,007	$18,607,614	1,201,789	$22,954,235
Shares issued to shareholders in payment of distributions declared	13,698	305,909	18,914	355,209
Shares redeemed	(1,263,748)	(22,154,174)	(1,230,819)	(22,994,810)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(417,043)	$(3,240,651)	(10,116)	$314,634

Year Ended October 31:	2004		2003 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	920,279	$20,747,437	772,927	$16,299,651
Shares issued to shareholders in payment of distributions declared	7,614	170,915	107	2,168
Shares redeemed	(296,072)	(5,229,862)	(9,986)	(209,833)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	631,821	$15,688,490	763,048	$16,091,986
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,472,804)	$(332,794,514)	305,796	$(5,546,324)

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to deferral of losses from wash sales and litigation settlement reclasses.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses
--	$(22,210)	$22,210

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$18,346,406	$19,352,628

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,162,560
Net unrealized appreciation	$654,862,425
Capital loss carryforward	$87,386,499

At October 31, 2004, the cost of investments for federal tax purposes was $742,767,083. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $653,998,541. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $664,558,868 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,560,327.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on fixed-income securities and the deferral of losses on wash sales.

At October 31, 2004, the Fund had a capital loss carryforward of $87,386,499 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 4,496,010
2009	$ 38,257,525
2010	$20,026,527
2011	$24,606,437

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.30% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's manager was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees and/or reimburse certain operating expenses of the Fund. FEMCOPA and FIMCO can modify or terminate this voluntary waiver and/or reimbursement at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $3,671,608 and $821,416, respectively, after voluntary waiver, if applicable. Under the terms of a subadvisory contract between the Manager and Fund Asset Management L.P. doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Subadviser"), the Subadviser receives an annual fee from the Manager equal to 0.015% times 80% of the Fund's average daily net assets plus 0.150% times 20% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $243,760 for the period.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended October 31, 2004, FSC retained $2,693 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost? in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $383,444, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $33,968, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Manager made a contribution to the Fund of $339,404, $19,275 of which was contributed subsequent to October 31, 2004. Of the total amount, $17,043 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $322,361 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

The Fund's former sub-manager, Deutsche Asset Management, Inc. made a voluntary contribution to the Fund of $63,824 for losses on investments inadvertently purchased that did not meet the investment guidelines of the fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$289,009,052
Sales	$571,986,584

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2004, 100.0% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 98.7% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND
SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Index Fund (one of the portfolios constituting Federated Index Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund of Federated Index Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 3 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: May 2004	John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at http://www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

29454 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$18.22	$14.11	$15.26	$20.13	$17.63
Income From Investment Operations:
Net investment income	0.13	0.10	0.10	0.11	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	1.75	4.12	(0.90)	(2.51)	4.71
TOTAL FROM INVESTMENT OPERATIONS	1.88	4.22	(0.80)	(2.40)	4.88
Less Distributions:
Distributions from net investment income	(0.12)	(0.11)	(0.10)	(0.14)	(0.16)
Distributions from net realized gain on investments and futures contracts	(0.14)	--	(0.25)	(2.33)	(2.22)
TOTAL DISTRIBUTIONS	(0.26)	(0.11)	(0.35)	(2.47)	(2.38)
Net Asset Value, End of Period	$19.84	$18.22	$14.11	$15.26	$20.13
Total Return [1]	10.38%	30.04%	(5.47)%	(12.97)%	30.40%

Ratios to Average Net Assets:
Expenses	0.49%	0.49%	0.50%	0.58%	0.57%
Net investment income	0.69%	0.69%	0.66%	0.72%	1.03%
Expense waiver/reimbursement [2]	0.27%	0.26%	0.23%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$708,296	$564,618	$364,656	$304,982	$213,466
Portfolio turnover	16%	11%	40%	30%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,035.70	$2.51
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.67	$2.49

1 Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The Federated Mid-Cap Index Fund produced a total return of 10.44% based on net asset value 1 during the reporting period ended October 31, 2004. The fund's benchmark, the S&P MidCap 400 Index (S&P 400), 2 closed at 602.20 with a total return of 11.04% for the reporting period.

The end of 2003 and beginning of 2004 brought a significant rise in the S&P 400. For the two months ended December 31, 2003, the S&P 400 had a total return of 5.23%, followed by a total return of 5.07% for the first calendar quarter of 2004. The remaining portion of the reporting period showed flat to positive returns for the S&P 400.

Value outperformed growth during the reporting period, with the S&P MidCap 400/Barra Value Index 3 returning 15.02% versus the S&P MidCap 400/ Barra Growth Index, 4 which posted a return of 7.02%.

Turning to sector performance, nine out of ten sectors 5 posted a positive return during the reporting period. The top performer was Energy with a return of 43.50%, followed by Materials and Financials with respective returns of 30.73% and 16.25%. The worst performers during the reporting period were Information Technology, Healthcare, and Telecommunication Services with respective returns of (10.41)%, 7.27% and 8.67%.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400. Differs from total return on page 1 due to adjusting entries made for financial statement purposes only.

2 S&P MidCap 400 Index is a market capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Indexes are unmanaged and investments cannot be made directly in an index.

3 S&P MidCap 400/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the lowest price to book ratios. The index consists of approximately half of the S&P MidCap 400 Index on a market capitalization basis. Indexes are unmanaged and investments cannot be made directly in an index.

4 S&P MidCap 400/Barra Growth Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the highest price to book ratios. The index consists of approximately half of the S&P MidCap 400 Index on a market capitalization basis. Indexes are unmanaged and investments cannot be made directly in an index.

5 Sector classifications are based upon the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC).

The S&P 400 incurred several composition name changes and the fund benefited from its trading strategy to adjust the portfolio's holdings accordingly.

The fund utilized S&P 400 futures to provide equity exposure on the fund's cash balances. While over the long-term S&P 400 futures should mirror the performance of the S&P 400, pricing disparity can appear in the short term and the fund can benefit from or be harmed by trading futures instead of stocks when money goes in and out of the fund. During the reporting period, the fund benefited from its trading of futures contracts.

In addition, the total return of the fund's shares reflects the negative impact of actual cash flows, transaction costs and other expenses.

GROWTH OF A $25,000 INVESTMENT

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Mid-Cap Index Fund (the "Fund") from October 31, 1994 to October 31, 2004 compared to the S&P 400. 2

Average Annual Total Returns for the Period Ended 10/31/2004
1 Year	10.44%	[3]
5 Years	9.02%
10 Years	13.63%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 400 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

3 Differs from total return on page 1 due to adjusting entries made to the fund for financial statement purposes only.

Portfolio of Investments Summary Table

At October 31, 2004, the fund's sector composition 1 for its equity securities investments was as follows:

Percentage of Total Net Assets
Consumer Discretionary	17.8%
Financials	17.7%
Information Technology	13.8%
Industrials	12.2%
Healthcare	9.6%
Energy	7.6%
Utilities	6.5%
Materials	4.3%
Consumer Staples	4.2%
Telecommunication Services	0.5%
TOTAL PERCENTAGE OF PORTFOLIO [2]	94.2%

1 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications categories of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the fund's adviser.

2 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the fund's total exposure to the S&P Mid Cap 400 Index is effectively 100%.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--94.2% [1]
		Consumer Discretionary--17.8%
47,810	[2]	99 Cents Only Stores	$736,752
64,126		Abercrombie & Fitch Co., Class A	2,512,457
38,900	[2]	Aeropostale, Inc.	1,227,295
48,981		American Eagle Outfitters, Inc.	2,002,343
47,670		American Greetings Corp., Class A	1,260,871
47,500	[2]	AnnTaylor Stores Corp.	1,066,850
58,366		Applebee's International, Inc.	1,334,830
44,713		ArvinMeritor, Inc.	834,345
13,000		Bandag, Inc.	598,000
46,550	[2]	Barnes & Noble, Inc.	1,548,719
78,332		Belo (A.H.) Corp., Series A	1,821,219
25,500		Blyth Industries, Inc.	766,785
23,800		Bob Evans Farms, Inc.	567,392
52,702		Borders Group, Inc.	1,201,079
38,088		BorgWarner, Inc.	1,766,521
57,827		Boyd Gaming Corp.	1,936,626
63,794	[2]	Brinker International, Inc.	2,060,546
32,944		CBRL Group, Inc.	1,194,549
207,677	[2]	Caesars Entertainment, Inc.	3,717,418
54,100		Callaway Golf Co.	564,263
71,713	[2]	CarMax, Inc.	1,888,920
35,200		Catalina Marketing Corp.	901,472
34,982	[2]	Cheesecake Factory, Inc.	1,518,569
59,238	[2]	Chicos Fas, Inc.	2,371,297
65,188		Claire's Stores, Inc.	1,696,192
155,533		D. R. Horton, Inc.	4,665,990
78,332	[2]	Dollar Tree Stores, Inc.	2,263,795
37,700	[2]	Emmis Communications, Corp., Class A	704,990
34,769	[2]	Entercom Communication Corp.	1,154,331
114,700		Foot Locker, Inc.	2,798,680
37,944		Furniture Brands International, Inc.	827,559
53,350		Gentex Corp.	1,761,084
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
80,226		Gtech Holdings Corp.	$1,898,949
44,800		Harman International Industries, Inc.	5,384,064
55,938		Harte-Hanks	1,439,844
41,288	[2]	Hovnanian Enterprises, Inc., Class A	1,549,952
34,731		International Speedway Corp., Class A	1,633,746
43,225	[2]	Krispy Kreme Doughnuts, Inc.	458,185
46,338		Lear Corp.	2,498,545
30,456		Lee Enterprises, Inc.	1,410,722
104,908		Lennar Corp., Class A	4,718,762
45,625		Mandalay Resort Group	3,139,000
16,050		Media General, Inc., Class A	935,715
91,838		Michaels Stores, Inc.	2,672,486
23,200		Modine Manufacturing Co.	712,472
44,588	[2]	Mohawk Industries, Inc.	3,793,547
32,206		Neiman-Marcus Group, Inc., Class A	1,959,091
35,900	[2]	O'Reilly Automotive, Inc.	1,545,854
50,400		Outback Steakhouse, Inc.	1,995,336
54,000	[2]	Pacific Sunwear of California	1,265,760
48,526	[2]	Payless ShoeSource, Inc.	461,482
97,776		PetSmart, Inc.	3,126,876
61,919		Pier 1 Imports, Inc.	1,111,446
62,900		Readers Digest Association, Inc., Class A	885,632
29,850		Regis Corp. Minnesota	1,277,580
54,357	[2]	Rent-A-Center, Inc.	1,304,024
101,225		Ross Stores, Inc.	2,659,181
44,313		Ruby Tuesday, Inc.	1,094,531
16,200		Ryland Group, Inc.	1,545,318
95,299	[2]	Saks, Inc.	1,164,554
26,681	[2]	Scholastic Corp.	808,968
59,600	[2]	Six Flags, Inc.	300,384
19,281		Superior Industries International, Inc.	525,793
39,600		Thor Industries, Inc.	1,101,276
24,300	[2]	Timberland Co., Class A	1,492,020
50,550	[2]	Toll Brothers, Inc.	2,342,993
42,560		Tupperware Corp.	710,326
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
56,500	[2]	Urban Outfitters, Inc.	$2,316,500
33,362	[2]	Valassis Communications, Inc.	1,146,986
6,388		Washington Post Co., Class B	5,845,020
68,231	[2]	Westwood One, Inc.	1,574,771
78,551	[2]	Williams-Sonoma, Inc.	2,998,292
		TOTAL	126,077,722
		Consumer Staples--4.2%
48,663	[2]	BJ's Wholesale Club, Inc.	1,412,687
41,605		Church and Dwight, Inc.	1,132,488
72,201	[2]	Constellation Brands, Inc., Class A	2,832,445
108,456	[2]	Dean Foods Co.	3,237,412
52,470	[2]	Energizer Holdings, Inc.	2,436,182
93,514		Hormel Foods Corp.	2,628,679
22,549		Lancaster Colony Corp.	969,156
92,851		PepsiAmericas, Inc.	1,880,233
31,500		Ruddick Corp.	634,095
76,207	[2]	Smithfield Foods, Inc.	1,846,496
40,044		Smucker (J.M.) Co.	1,781,958
35,519		Tootsie Roll Industries, Inc.	1,076,936
237,873		Tyson Foods, Inc., Class A	3,449,159
18,337		Universal Corp.	839,468
41,719		Whole Foods Market, Inc.	3,397,178
		TOTAL	29,554,572
		Energy--7.6%
37,706	[2]	Cooper Cameron Corp.	1,823,085
102,488		ENSCO International, Inc.	3,131,008
46,341	[2]	FMC Technologies, Inc.	1,400,888
39,388	[2]	Forest Oil Corp.	1,201,334
79,367	[2]	Grant Prideco, Inc.	1,631,786
51,900	[2]	Hanover Compressor Co.	675,738
34,057		Helmerich & Payne, Inc.	972,327
62,475		Murphy Oil Corp.	4,999,250
55,945	[2]	National-Oilwell, Inc.	1,885,906
42,800	[2]	Newfield Exploration Co.	2,490,960
39,544		Noble Energy, Inc.	2,293,552
Shares			Value
		COMMON STOCKS--continued [1]
		Energy--continued
27,113		Overseas Shipholding Group, Inc.	$1,544,085
115,688		Patterson-UTI Energy, Inc.	2,224,680
100,551		Pioneer Natural Resources, Inc.	3,257,852
52,049	[2]	Plains Exploration & Production Co.	1,301,225
42,157		Pogo Producing Co.	1,932,898
91,738	[2]	Pride International, Inc.	1,695,318
72,001	[2]	Smith International, Inc.	4,181,818
41,225		Tidewater, Inc.	1,275,089
65,526	[2]	Varco International, Inc.	1,813,760
91,060	[2]	Weatherford International Ltd.	4,758,796
50,788		Western Gas Resources, Inc.	1,487,581
176,612		XTO Energy, Inc.	5,895,309
		TOTAL	53,874,245
		Financials--17.7%
55,457		AMB Property Corp.	2,079,637
36,100	[2]	Allmerica Financial Corp.	1,086,610
26,600		AmerUs Group Co.	1,111,348
49,544		American Financial Group, Inc.	1,466,502
105,276	[2]	Americredit Corp.	2,042,354
88,522		Associated Banc Corp.	3,070,828
53,001		Astoria Financial Corp.	2,071,809
37,463		Bank of Hawaii Corp.	1,788,858
116,976		Banknorth Group, Inc.	4,125,743
57,150		Berkley, W. R. Corp.	2,442,591
44,938		Brown & Brown	1,876,611
33,794		City National Corp.	2,328,407
83,482		Colonial BancGroup, Inc.	1,807,385
52,638		Commerce Bancorp, Inc.	3,118,275
83,132		Compass Bancshares, Inc.	3,971,216
34,900		Cullen Frost Bankers, Inc.	1,710,100
73,000		Developers Diversified Realty	3,051,400
44,306		Eaton Vance Corp.	1,932,628
55,306		Edwards(AG), Inc.	2,005,396
38,157		Everest Re Group Ltd.	3,028,521
115,463		Fidelity National Financial, Inc.	4,357,574
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
60,108		First American Financial Corp.	$1,874,769
57,531		FirstMerit Corp.	1,503,285
33,325		GATX Corp.	909,106
59,907		Gallagher (Arthur J.) & Co.	1,683,387
36,938		Greater Bay Bancorp	1,154,128
43,675		HCC Insurance Holdings, Inc.	1,297,148
105,271		Hibernia Corp., Class A	3,052,859
39,000		Highwoods Properties, Inc.	967,590
28,800		Horace Mann Educators Corp.	489,600
44,362		Hospitality Properties Trust	1,900,912
56,798		Independence Community Bank	2,137,309
41,831		IndyMac Bancorp, Inc.	1,349,468
45,657		Investors Financial Services Corp.	1,757,338
38,200		Jefferies Group, Inc.	1,532,966
40,138	[2]	Labranche & Co. Inc.	284,578
67,575		Legg Mason, Inc.	4,305,203
46,519		Leucadia National Corp.	2,751,599
57,150		Liberty Property Trust	2,317,433
42,007		Mack-Cali Realty Corp.	1,855,449
53,588		Mercantile Bankshares Corp.	2,611,879
65,900		Moneygram International, Inc.	1,225,740
67,900		New Plan Excel Realty Trust	1,776,264
179,540		New York Community Bancorp, Inc.	3,296,354
43,800	[2]	Ohio Casualty Corp.	914,544
123,551		Old Republic International Corp.	2,884,916
63,975		PMI Group, Inc.	2,483,510
45,144		Protective Life Corp.	1,774,159
62,182		Radian Group, Inc.	2,980,383
47,000		Raymond James Financial, Inc.	1,226,700
33,575		Rayonier, Inc.	1,591,455
69,901		SEI Investments, Co.	2,515,737
24,988	[2]	Silicon Valley Bancshares	999,770
19,544		StanCorp Financial Group, Inc.	1,473,227
96,114		TCF Financial Corp.	3,029,513
88,527		United Dominion Realty Trust, Inc.	1,866,149
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
45,731		Unitrin, Inc.	$1,974,665
52,675		Waddell & Reed Financial, Inc., Class A	1,106,702
53,061		Washington Federal, Inc.	1,354,117
34,300		Webster Financial Corp. Waterbury	1,639,540
20,500		WestAmerica Bancorp.	1,172,395
45,119		Wilmington Trust Corp.	1,559,313
		TOTAL	125,054,952
		Healthcare--9.6%
32,725	[2]	Apria Healthcare Group, Inc.	895,356
71,716	[2]	Barr Laboratories, Inc.	2,700,107
42,525		Beckman Coulter, Inc.	2,530,238
38,100	[2]	Cephalon, Inc.	1,816,227
43,769	[2]	Charles River Laboratories International, Inc.	2,047,952
64,663	[2]	Community Health Systems, Inc.	1,734,262
42,419	[2]	Covance, Inc.	1,684,883
60,988	[2]	Coventry Healthcare, Inc.	2,494,409
74,800	[2]	Cytyc Corp.	1,951,532
54,563		Dentsply International, Inc.	2,837,822
40,813	[2]	Edwards Lifesciences Corp.	1,394,988
61,801	[2]	First Health Group Corp.	983,872
76,484	[2]	Health Net, Inc.	1,855,502
30,394	[2]	Henry Schein, Inc.	1,921,813
41,525		Hillenbrand Industries, Inc.	2,067,115
26,400	[2]	INAMED Corp.	1,403,160
37,600	[2]	Invitrogen Corp.	2,177,040
166,322	[2]	Ivax Corp.	3,010,428
26,650	[2]	LifePoint Hospitals, Inc.	863,993
67,794	[2]	Lincare Holdings, Inc.	2,492,107
208,552	[2]	Millennium Pharmaceuticals, Inc.	2,707,005
68,794		Omnicare, Inc.	1,898,026
57,596	[2]	PacifiCare Health Systems, Inc.	2,051,570
23,062	[2]	Par Pharmaceutical Cos., Inc.	909,796
92,488	[2]	Patterson Cos., Inc.	3,468,300
47,688		Perrigo Co.	866,968
63,932	[2]	Protein Design Laboratories, Inc.	1,224,298
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
46,950	[2]	Renal Care Group, Inc.	$1,481,742
59,857	[2]	Sepracor, Inc.	2,749,232
44,600	[2]	Steris Corp.	924,558
50,943	[2]	Triad Hospitals, Inc.	1,682,647
39,669		Universal Health Services, Inc., Class B	1,648,644
27,200	[2]	VCA Antech, Inc.	609,824
31,400	[2]	VISX, Inc.	523,752
57,800		Valeant Pharmaceuticals International	1,387,200
93,726	[2]	Varian Medical Systems, Inc.	3,763,099
23,369	[2]	Varian, Inc.	852,501
53,227	[2]	Vertex Pharmaceuticals, Inc.	579,110
		TOTAL	68,191,078
		Industrials--12.2%
60,857	[2]	AGCO Corp.	1,181,843
45,512		AMETEK, Inc.	1,498,255
67,700		Adesa, Inc.	1,364,155
63,600	[2]	AirTran Holdings, Inc.	739,032
18,300	[2]	Alaska Air Group, Inc.	482,022
30,250		Alexander and Baldwin, Inc.	1,108,814
25,300	[2]	Alliant Techsystems, Inc.	1,454,497
18,281		Banta Corp.	743,671
38,350		Brinks Co. (The)	1,231,035
58,944		C.H. Robinson Worldwide, Inc.	3,179,439
33,000		CNF Transportation, Inc.	1,444,740
69,094	[2]	Career Education Corp.	2,167,479
21,644		Carlisle Cos., Inc.	1,258,166
59,683	[2]	ChoicePoint, Inc.	2,484,603
60,782	[2]	Copart, Inc.	1,129,330
62,076	[2]	Corinthian Colleges, Inc.	891,411
47,444	[2]	DeVRY, Inc.	692,682
59,576		Donaldson Co., Inc.	1,769,407
48,006	[2]	Dun & Bradstreet Corp.	2,715,219
32,806	[2]	Dycom Industries, Inc.	1,071,116
49,357	[2]	Education Management Corp.	1,323,755
71,413		Expeditors International Washington, Inc.	4,077,682
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
52,356		Fastenal Co.	$2,891,622
35,526		Federal Signal Corp.	590,442
34,938	[2]	Flowserve Corp.	753,962
46,862		Graco, Inc.	1,612,053
28,125		Granite Construction, Inc.	682,875
39,288		HNI Corp.	1,587,235
27,744		Harsco Corp.	1,344,197
39,324		Hubbell, Inc., Class B	1,797,893
53,788		Hunt (J.B.) Transportation Services, Inc.	2,197,778
30,944	[2]	ITT Educational Services, Inc.	1,176,181
38,851	[2]	Jacobs Engineering Group, Inc.	1,582,401
70,726	[2]	Jet Blue Airways Corp.	1,559,508
23,675		Kelly Services, Inc., Class A	637,213
25,862		Kennametal, Inc.	1,203,359
25,600	[2]	Korn/Ferry International	445,440
73,188		L-3 Communications Holdings, Inc.	4,825,285
30,656	[2]	Laureate Education, Inc.	1,202,328
60,000		Manpower, Inc.	2,715,000
50,432		Miller Herman, Inc.	1,164,979
23,882		Nordson Corp.	836,348
68,026		Pentair, Inc.	2,542,812
42,400		Precision Castparts Corp.	2,544,000
79,132	[2]	Quanta Services, Inc.	531,767
104,814		Republic Services, Inc.	3,228,271
30,750		Rollins, Inc.	810,263
51,544		SPX Corp.	1,976,712
6,200	[2]	Sequa Corp., Class A	334,676
42,438	[2]	Sothebys Holdings, Inc., Class A	793,166
29,969	[2]	Stericycle, Inc.	1,358,495
54,482	[2]	Swift Transportation Co.	1,029,710
13,300		Tecumseh Products Co., Class A	575,624
26,762		Teleflex, Inc.	1,171,908
40,986	[2]	Thomas & Betts Corp.	1,161,543
31,750		Trinity Industries, Inc.	989,330
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
52,169	[2]	United Rentals, Inc.	$806,011
53,631		Werner Enterprises, Inc.	1,136,977
27,400		York International Corp.	872,416
		TOTAL	86,678,133
		Information Technology--13.8%
260,041	[2]	3Com Corp.	1,076,570
93,250	[2]	Activision, Inc.	1,350,260
59,057		Acxiom Corp.	1,476,425
53,750		Adtran, Inc.	1,161,000
61,363	[2]	Advanced Fibre Communications	958,490
22,400	[2]	Advent Software, Inc.	467,264
56,900	[2]	Alliance Data Systems Corp.	2,405,732
62,900	[2]	Amphenol Corp., Class A	2,159,357
76,119	[2]	Arrow Electronics, Inc.	1,823,811
41,538	[2]	Ascential Software Corp.	585,270
321,004	[2]	Atmel Corp.	1,020,793
80,445	[2]	Avnet, Inc.	1,364,347
33,875	[2]	Avocent Corp.	1,205,950
81,300	[2]	Bisys Group, Inc.	1,186,980
57,657		CDW Corp.	3,576,464
37,000	[2]	CSG Systems International, Inc.	621,970
16,679	[2]	Cabot Microelectronics Corp.	600,944
182,777	[2]	Cadence Design Systems, Inc.	2,273,746
99,370	[2]	Ceridian Corp.	1,714,133
42,775		Certegy, Inc.	1,512,096
55,638	[2]	Checkfree Corp.	1,724,778
87,600	[2]	Cognizant Technology Solutions Corp.	2,978,400
41,144	[2]	CommScope, Inc.	741,003
65,088	[2]	Credence Systems Corp.	491,414
51,200	[2]	Cree, Inc.	1,766,912
86,058	[2]	Cypress Semiconductor Corp.	906,191
58,238	[2]	DST Systems, Inc.	2,611,974
48,944		Diebold, Inc.	2,341,970
48,832		Fair Isaac & Co., Inc.	1,474,726
78,132	[2]	Fairchild Semiconductor International, Inc., Class A	1,122,757
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
3,261	[2]	Gartner Group, Inc., Class A	$38,806
65,400	[2]	Gartner Group, Inc., Class B	759,294
43,813		Harris Corp.	2,695,814
58,408		Henry Jack & Associates, Inc.	1,088,725
23,969		Imation Corp.	749,511
49,038	[2]	Integrated Circuit System, Inc.	1,105,807
69,958	[2]	Integrated Device Technology, Inc.	826,904
44,631	[2]	International Rectifier Corp.	1,774,082
92,313		Intersil Holding Corp.	1,506,548
42,838	[2]	Keane, Inc.	677,269
58,494	[2]	Kemet Corp.	453,913
39,800	[2]	LTX Corp.	258,700
92,138	[2]	Lam Research Corp.	2,398,352
76,413	[2]	Lattice Semiconductor Corp.	379,773
67,395	[2]	MPS Group, Inc.	709,669
47,726	[2]	Macromedia, Inc.	1,295,284
33,306	[2]	Macrovision Corp.	900,594
111,882	[2]	McAfee, Inc.	2,707,544
72,300	[2]	McData Corp., Class A	454,044
47,319	[2]	Mentor Graphics Corp.	550,793
63,713	[2]	Micrel, Inc.	715,497
143,620		Microchip Technology, Inc.	4,344,505
51,550		National Instruments Corp.	1,419,172
26,600	[2]	Newport Corp.	300,314
32,262		Plantronics, Inc.	1,403,397
27,800	[2]	Plexus Corp.	344,442
66,131	[2]	Polycom, Inc.	1,365,605
70,500	[2]	Powerwave Technologies, Inc.	526,635
109,459	[2]	Quantum Corp. - DLT & Storage Systems	293,350
129,051	[2]	RF Micro Devices, Inc.	840,122
41,651	[2]	RSA Security, Inc.	852,179
37,700	[2]	Retek, Inc.	208,104
44,238		Reynolds & Reynolds Co., Class A	1,088,697
110,814	[2]	Sandisk Corp.	2,312,688
51,150	[2]	Semtech Corp.	1,068,012
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
35,625	[2]	Silicon Laboratories, Inc.	$1,067,681
77,479	[2]	Storage Technology Corp.	2,093,483
65,575	[2]	Sybase, Inc.	1,038,052
106,239	[2]	Synopsys, Inc.	1,725,321
39,200	[2]	Tech Data Corp.	1,583,288
48,344	[2]	Titan Corp.	717,425
25,100	[2]	Transaction Systems Architects, Inc., Class A	411,515
90,525	[2]	Triquint Semiconductor, Inc.	322,269
78,100	[2]	UTStarcom, Inc.	1,337,072
110,909	[2]	Vishay Intertechnology, Inc.	1,434,053
55,200	[2]	Wind River Systems, Inc.	739,128
48,384	[2]	Zebra Technologies Corp., Class A	2,563,868
		TOTAL	98,149,027
		Materials--4.3%
47,644		Airgas, Inc.	1,172,042
28,081		Albemarle Corp.	1,006,704
41,600		Arch Coal, Inc.	1,352,832
38,313		Bowater, Inc.	1,411,451
42,200		Cabot Corp.	1,438,176
76,399		Crompton Corp.	710,511
26,226		Cytec Industries, Inc.	1,219,771
24,181	[2]	FMC Corp.	1,060,337
28,319		Ferro Corp.	596,681
29,400		Glatfelter (P.H.) Co.	365,442
34,500	[2]	Longview Fibre Co.	531,300
36,800		Lubrizol Corp.	1,278,064
120,177		Lyondell Chemical Co.	2,761,667
31,445		Martin Marietta Materials	1,431,691
14,700		Minerals Technologies, Inc.	883,470
46,894		Olin Corp.	876,918
73,251		Packaging Corp. of America	1,606,394
44,113		Peabody Energy Corp.	2,813,527
21,038		Potlatch Corp.	990,679
78,469		RPM, Inc.	1,383,408
22,100	[2]	Scotts Co.	1,419,262
Shares			Value
		COMMON STOCKS--continued [1]
		Materials--continued
33,975		Sensient Technologies Corp.	$737,937
65,523		Sonoco Products Co.	1,746,188
34,688		Valspar Corp.	1,618,542
		TOTAL	30,412,994
		Telecommunication Services--0.5%
156,890	[2]	Cincinnati Bell, Inc.	534,995
38,688		Telephone and Data System, Inc.	2,897,731
		TOTAL	3,432,726
		Utilities--6.5%
44,432		AGL Resources, Inc.	1,386,278
72,513		Alliant Energy Corp.	1,912,893
61,951		Aqua America, Inc.	1,354,249
121,600	[2]	Aquila, Inc.	385,472
21,969		Black Hills Corp.	647,207
88,613		DPL, Inc.	1,914,041
51,500		Duquesne Light Holdings, Inc.	883,740
96,100		Energy East Corp.	2,421,720
43,050		Equitable Resources, Inc.	2,380,665
51,844		Great Plains Energy, Inc.	1,477,036
58,324		Hawaiian Electric Industries, Inc.	1,635,405
28,206		Idacorp, Inc.	873,822
75,976		MDU Resources Group, Inc.	1,948,784
36,188		NSTAR	1,790,220
55,363		National Fuel Gas Co.	1,551,271
86,845		Northeast Utilities Co.	1,678,714
58,757		OGE Energy Corp.	1,490,665
69,282		ONEOK, Inc.	1,858,143
44,143		PNM Resources, Inc.	1,027,649
125,957		Pepco Holdings, Inc.	2,595,974
66,757		Puget Energy, Inc.	1,552,768
56,088		Questar Corp.	2,692,224
74,145		SCANA Corp.	2,750,780
84,370	[2]	Sierra Pacific Resources	809,952
48,504		Vectren Corp.	1,254,798
30,500		WGL Holdings, Inc.	867,725
Shares or Principal Amount			Value
		COMMON STOCKS--continued [1]
		Utilities--continued
23,657		WPS Resources Corp.	$1,123,708
59,226		Westar Energy, Inc.	1,240,785
81,145		Wisconsin Energy Corp.	2,648,573
		TOTAL	46,155,261
		TOTAL COMMON STOCKS (IDENTIFIED COST $561,023,667)	667,580,710
		U.S. TREASURY--0.9%
$6,335,000	[3]	United States Treasury Bill, 1/13/2005 (IDENTIFIED COST $6,313,418)	6,311,497
		MUTUAL FUND--4.9%
34,440,031	[4]	Prime Value Obligations Fund, IS Shares (AT NET ASSET VALUE)	34,440,031
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $601,777,116) [5]	708,332,238
		OTHER ASSETS AND LIABILITIES - NET--0.0%	(36,568)
		TOTAL NET ASSETS--100%	$708,295,670

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $40,689,000 at October 31, 2004, which represents 5.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 100.0%.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $627,800,967.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $34,440,031 of investments in affiliated issuer (Note 5) (identified cost $601,777,116)		$708,332,238
Cash		157,860
Income receivable		371,436
Receivable for investments sold		4,584
Receivable for shares sold		523,995
Receivable for daily variation margin		155,250
TOTAL ASSETS		709,545,363
Liabilities:
Payable for investments purchased	$474,902
Payable for shares redeemed	595,986
Payable for transfer and dividend disbursing agent fees and expenses	71,079
Payable for shareholder services fee (Note 5)	17,704
Accrued expenses	90,022
TOTAL LIABILITIES		1,249,693
Net assets for 35,696,137 shares outstanding		$708,295,670
Net Assets Consist of:
Paid-in capital		$599,567,402
Net unrealized appreciation of investments and futures contracts		107,168,372
Accumulated net realized gain on investments and futures contracts		1,016,912
Undistributed net investment income		542,984
TOTAL NET ASSETS		$708,295,670
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$708,295,670 ÷ 35,696,137 shares outstanding, no par value, unlimited shares authorized		$19.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $470,597 received from affiliated issuer) (Note 5)			$7,259,310
Interest			537,598
TOTAL INCOME			7,796,908
Expenses:
Management fee (Note 5)		$2,635,452
Custodian fees		98,051
Transfer and dividend disbursing agent fees and expenses (Note 5)		381,009
Directors'/Trustees' fees		5,630
Auditing fees		15,262
Legal fees		15,905
Portfolio accounting fees (Note 5)		126,308
Shareholder services fee (Note 5)		1,647,157
Share registration costs		28,527
Printing and postage		50,000
Insurance premiums		8,549
Miscellaneous		19,665
TOTAL EXPENSES		5,031,515
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(307,165)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,140)
Waiver of shareholder services fee	(1,449,499)
TOTAL WAIVERS AND REIMBURSEMENT		(1,770,804)
Net expenses			3,260,711
Net investment income			4,536,197
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			23,172,231
Net realized gain on futures contracts			7,224,185
Net change in unrealized appreciation of investments			27,210,946
Net change in unrealized appreciation of futures contracts			(1,154,220)
Net realized and unrealized gain on investments and futures contracts			56,453,142
Change in net assets resulting from operations			$60,989,339

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,536,197	$3,021,667
Net realized gain on investments and futures contracts	30,396,416	3,195,421
Net change in unrealized appreciation/depreciation of investments and futures contracts	26,056,726	117,021,151
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	60,989,339	123,238,239
Distributions to Shareholders:
Distributions from net investment income	(4,092,053)	(3,035,213)
Distributions from net realized gain on investments and futures contracts	(4,326,757)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,418,810)	(3,035,213)
Share Transactions:
Proceeds from sale of shares	240,507,438	239,367,794
Net asset value of shares issued to shareholders in payment of distributions declared	7,128,260	2,435,204
Cost of shares redeemed	(156,528,759)	(162,043,634)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	91,106,939	79,759,364
Change in net assets	143,677,468	199,962,390
Net Assets:
Beginning of period	564,618,202	364,655,812
End of period (including undistributed net investment income of $542,984 and $212,578, respectively)	$708,295,670	$564,618,202

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. This group of stocks is known as the Standard & Poor's MidCap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2004, the Fund had realized gains on futures contracts of $7,224,185.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2004	135 S&P MidCap 400 Index Futures	Long	$613,250

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	12,438,325	15,623,342
Shares issued to shareholders in payment of distributions declared	378,297	160,665
Shares redeemed	(8,116,221)	(10,638,602)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,700,401	5,145,405

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dividend redesignations and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$87,439	$(113,738)	$26,299

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 were as follows:

	2004	2003
Ordinary income [1]	$5,724,792	$3,035,213
Long-term capital gains	$2,694,018	--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,567,521
Undistributed long-term capital gain	$23,629,476
Unrealized appreciation	$81,144,521

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/ premium amortization on debt securities.

At October 31, 2004, the cost of investments for federal tax purposes was $627,800,967. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $80,531,271. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,386,501 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,855,230.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's Manager was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $2,264,786 and $370,666, respectively, after voluntary waiver, if applicable. Under the terms of a subadvisory contract between the Manager and Fund Asset Management L.P. doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Subadvisor"), the Subadvisor receives an annual fee from the Manager equal to 0.030% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of these transactions. Income distributions earned from investment in this Fund are recorded as income in the accompanying financial statements and totaled $470,597 for the period.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $168,988, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,455, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004 were as follows:

Purchases	$196,850,917
Sales	$96,485,551

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2004, the amount of long-term capital gain designated by the Fund was $2,694,018.

For the fiscal year ended October 31, 2004, 94.6% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 82.6% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MID-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid-Cap Index Fund (the "Fund") (one of the portfolios constituting the Federated Index Trust), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 3 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: May 2004	John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E205

29455 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.65		$ 8.95	$10.25	$13.99	$13.63
Income From Investment Operations:
Net investment income	0.02		0.04	0.05	0.06	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	1.40		3.70	(1.30)	(1.82)	1.84
TOTAL FROM INVESTMENT OPERATIONS	1.42		3.74	(1.25)	(1.76)	1.96
Less Distributions:
Distributions from net investment income	(0.01)		(0.04)	(0.05)	(0.08)	(0.10)
Distributions from net realized gain on investments and futures contracts	--		--	--	(1.90)	(1.50)
TOTAL DISTRIBUTIONS	(0.01)		(0.04)	(0.05)	(1.98)	(1.60)
Net Asset Value, End of Period	$14.06		$12.65	$ 8.95	$10.25	$13.99
Total Return [1]	11.20	% [2]	41.96%	(12.31)%	(13.76)%	15.14%

Ratios to Average Net Assets:
Expenses	0.91%		0.89%	0.94%	1.05%	0.96%
Net investment income	0.16%		0.41%	0.46%	0.56%	0.85%
Expense waiver/reimbursement [3]	0.23%		0.44%	0.22%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,937		$89,785	$61,495	$82,393	$101,330
Portfolio turnover	27%		48%	75%	56%	56%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the manager, which had an impact of 0.24% on the total return. See Notes to Financial Statements (Note 5).

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.47		$ 8.85	$10.18	$13.91	$13.59
Income From Investment Operations:
Net investment income (loss)	(0.08)		(0.03)	(0.03)	(0.03)	(0.00	) [1]
Net realized and unrealized gain (loss) on investments and futures contracts	1.34		3.65	(1.30)	(1.80)	1.82
TOTAL FROM INVESTMENT OPERATIONS	1.26		3.62	(1.33)	(1.83)	1.82
Less Distributions:
Distributions from net realized gain on investments and futures contracts	--		--	--	(1.90)	(1.50)
Net Asset Value, End of Period	$13.73		$12.47	$ 8.85	$10.18	$13.91
Total Return [2]	10.10	% [3]	40.90%	(13.06)%	(14.39)%	14.09%

Ratios to Average Net Assets:
Expenses	1.79%		1.77%	1.82%	1.93%	1.84%
Net investment income (loss)	(0.72)%		(0.47)%	(0.41)%	(0.34)%	(0.06)%
Expense waiver/reimbursement [4]	0.10%		0.31%	0.09%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$10,473		$8,643	$5,302	$5,375	$6,236
Portfolio turnover	27%		48%	75%	56%	56%

1 Represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the manager, which had an impact of 0.16% on the total return. See Notes to Financial Statements (Note 5).

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder service fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,046.90	$4.68
Class C Shares	$1,000	$1,041.70	$9.19
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,020.56	$4.62
Class C Shares	$1,000	$1,016.14	$9.07

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.91%
Class C Shares	1.79%

Management's Discussion of Fund Performance

The Federated Mini-Cap Index Fund's Institutional Shares produced a total return of 11.20% while the fund's Class C Shares produced a total return of 10.10%, based on net asset value, 1 during the reporting period ended October 31, 2004. The fund's benchmark, the Russell 2000 Index (Russell 2000), 2 closed at 2,404.01 with a total return of 11.73% during the reporting period.

The end of 2003 and beginning of 2004 brought a significant rise in the Russell 2000. For the two months ended December 31, 2003, the Russell 2000 had a total return of 5.65%, followed by a total return of 6.26% for the first calendar quarter of 2004. The remaining portion of the reporting period showed flat to positive returns for the Russell 2000.

Growth underperformed value during the reporting period, with the Russell 2000 Growth Index 3 returning 5.53% while the Russell 2000 Value Index 4 posted a return of 17.99%.

Turning to sector performance, eight out of ten sectors 5 posted a positive return for the reporting period. The top performer during the reporting period was Energy returning 60.46%, followed by Materials and Industrials up 33.58% and 15.10%, respectively. The worst performer during the reporting period was Information Technology with a return of (13.07)%, followed by Telecommunications and Healthcare with returns of (10.42)% and 4.68%, respectively.

1 Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Indexes are unmanaged and investments cannot be made directly in an index.

3 Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price to book ratios and higher forecasted growth values. Indexes are unmanaged and investments cannot be made directly in an index.

4 Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price to book ratios and lower forecasted growth values. Indexes are unmanaged and investments cannot be made directly in an index.

5 Sector classifications are based upon the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC).

The fund utilized Russell 2000 futures to provide equity exposure on the fund's cash balances. While over the long-term Russell 2000 futures should mirror the performance of the Russell 2000, pricing disparity can appear in the short term and the fund can benefit from or be harmed by trading futures instead of stocks when money goes in and out of the fund. During the reporting period, the fund benefited from its trading of futures contracts.

The fund's performance was also positively affected by a one-time contribution to capital made by the fund's Adviser. Further information regarding this capital contribution, which is not expected to recur, can be found in Note 5 to the fund's Financial Statements. In addition, the total return of the fund's shares reflects the negative impact of actual cash flows, transaction costs and other expenses.

GROWTH OF $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Mini-Cap Index Fund (the "Fund") from October 31, 1994 to October 31, 2004 compared to the Russell 2000 Index (RUS2). 2

Average Annual Total Returns for the Period Ended 10/31/2004
1 Year	11.20%
5 Years	6.57%
10 Years	8.62%

Performance data quoted represents past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RUS2 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

GROWTH OF $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Mini-Cap Index Fund (the "Fund") from November 10, 1997 (start of performance) to October 31, 2004 compared to the Russell 2000 Index (RUS2). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2004
1 Year	7.98%
5 Years	5.45%
Start of Performance (11/10/1997)	3.17%

Performance data quoted represents past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RUS2 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

3 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investment Summary Table

At October 31, 2004, the Fund's sector composition 1 for its equity securities investments was as follows:

Percentage of Total Net Assets
Financials	21.8%
Information Technology	17.1%
Consumer Discretionary	14.0%
Industrials	13.5%
Healthcare	12.1%
Materials	5.9%
Energy	5.2%
Utilities	3.2%
Consumer Staples	2.6%
Telecommunication Services	1.0%
TOTAL PERCENTAGE OF PORTFOLIO [2]	96.4%

1 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 The Fund purchases index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's total exposure to the Russell 2000 Index is effectively 100%.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--96.4% [1]
		Consumer Discretionary--14.0%
600	[2]	1-800 CONTACTS, Inc.	$9,864
2,079	[2]	1-800-FLOWERS.COM, Inc.	16,788
1,251	[2]	4 Kids Entertainment, Inc.	22,881
4,500	[2]	99 Cents Only Stores	69,345
1,400	[2]	A.C. Moore Arts & Crafts, Inc.	36,071
3,225		ADVO, Inc.	103,039
2,900	[2]	AMC Entertainment, Inc.	55,709
3,586		Aaron Rents, Inc.	77,816
1,600		Action Performance Cos., Inc.	14,800
1,326		Advanced Marketing Services, Inc.	13,923
5,200	[2]	Aeropostale, Inc.	164,060
531	[2]	Aftermarket Technology Co.	7,641
5,800	[2]	Alliance Gaming Corp.	53,650
3,600	[2]	Alloy Online, Inc.	13,752
500		Ambassadors Group, Inc.	15,622
600	[2]	America's Car-Mart, Inc.	20,718
5,900	[2]	American Greetings Corp., Class A	156,055
1,300		Ameristar Casinos, Inc.	45,142
2,182	[2]	Applica, Inc.	8,859
2,400	[2]	Arbitron, Inc.	86,808
1,729		Arctic Cat, Inc.	43,415
2,440	[2]	Argosy Gaming Corp.	96,600
6,500		ArvinMeritor, Inc.	121,290
900	[2]	Asbury Automotive Group, Inc.	12,177
400	[2]	Avatar Holdings, Inc.	17,492
3,017	[2]	Aztar Corp.	93,376
1,000	[2]	BJ's Restaurants, Inc.	15,325
1,196		Bandag, Inc.	55,016
1,000		Bassett Furniture Industries, Inc.	18,500
493	[2]	Beasley Broadcast Group, Inc., Class A	8,100
1,190		Beazer Homes USA, Inc.	130,638
1,700	[2]	Big 5 Sporting Goods Corp.	43,163
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
700		Blair Corp.	$21,910
600	[2]	Blue Nile, Inc.	14,580
1,200	[2]	Bluegreen Corp.	14,724
2,700		Blyth Industries, Inc.	81,189
3,563		Bob Evans Farms, Inc.	84,942
2,036	[2]	Boca Resorts, Inc., Class A	48,253
3,300	[2]	Bombay Co., Inc.	18,480
1,000		Bon-Ton Stores, Inc.	12,000
3,396		Boyd Gaming Corp.	113,732
1,200		Brookfield Homes Corp.	31,080
2,050	[2]	Brookstone, Inc.	39,278
1,839		Brown Shoe Co., Inc.	50,205
724		Buckle, Inc.	18,694
600	[2]	Buffalo Wild Wings, Inc.	17,280
1,600		Building Materials Holding Corp.	46,240
1,756		Burlington Coat Factory Warehouse	38,755
4,600		CBRL Group, Inc.	166,796
3,450	[2]	CEC Entertainment, Inc.	131,169
4,700	[2]	CKE Restaurants, Inc.	56,729
4,394	[2]	CSK Auto Corp.	64,328
678		CSS Industries, Inc.	20,916
1,500	[2]	Cache, Inc.	23,542
1,300	[2]	California Pizza Kitchen, Inc.	28,756
5,900		Callaway Golf Co.	61,537
500		Carmike Cinemas, Inc.	17,900
300	[2]	Carter's, Inc.	9,438
2,900	[2]	Casual Male Retail Group, Inc.	14,572
4,900	[2]	Catalina Marketing Corp.	125,489
1,825		Cato Corp., Class A	41,902
6,598	[2]	Champion Enterprises, Inc.	71,852
1,200	[2]	Charlotte Russe Holdings, Inc.	15,852
10,771	[2]	Charming Shoppes, Inc.	82,183
25,200	[2]	Charter Communications, Inc., Class A	63,504
600		Cherokee, Inc.	17,070
1,621	[2]	Children's Place Retail Stores, Inc.	50,040
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
3,525		Christopher & Banks Corp.	$57,281
585		Churchill Downs, Inc.	22,224
1,000	[2]	Circle Group Holdings, Inc.	1,320
1,325		Coachmen Industries, Inc.	19,173
2,343	[2]	Coldwater Creek, Inc.	53,936
3,556	[2]	Collins & Aikman Corp.	13,833
200	[2]	Conn's, Inc.	3,064
6,900		Cooper Tire & Rubber Co.	134,412
1,300	[2]	Cosi, Inc.	6,675
2,350	[2]	Cost Plus, Inc.	75,905
600		Courier Corp.	26,100
1,471	[2]	Crown Media Holdings, Inc., Class A	13,246
4,218	[2]	Cumulus Media, Inc., Class A	68,542
2,500	[2]	DHB Industries, Inc.	34,550
1,200	[2]	Dave & Buster's, Inc.	21,300
400		Deb Shops, Inc.	9,692
600	[2]	Deckers Outdoor Corp.	22,716
1,200	[2]	Department 56, Inc.	18,108
2,800	[2]	Dick's Sporting Goods, Inc.	100,800
400	[2]	Dominion Homes, Inc.	8,328
1,250	[2]	Domino's Pizza, Inc.	20,500
968		Dover Downs Gaming & Entertainment, Inc.	9,719
1,469		Dover Motorsports, Inc.	6,978
2,034	[2]	Dress Barn, Inc.	32,605
1,000	[2]	Drew Industries, Inc.	31,350
3,300	[2]	Drugstore.com, Inc.	10,494
3,500	[2]	Emmis Communications, Corp., Class A	65,450
400	[2]	Empire Resorts, Inc.	3,112
4,000	[2]	Entravision Communications Corp.	32,200
400		Escalade, Inc.	5,586
3,100		Ethan Allen Interiors, Inc.	118,079
2,200	[2]	Exide Corp.	32,626
100	[2]	F.A.O., Inc.	4
1,500		Finish Line, Inc., Class A	51,945
500	[2]	Fisher Communications, Inc.	23,525
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
4,974	[2]	Fleetwood Enterprises, Inc.	$62,623
4,403		Freds, Inc.	77,185
4,900		Furniture Brands International, Inc.	106,869
1,600	[2]	GSI Commerce, Inc.	17,616
1,296	[2]	Game Group PLC	44,245
2,100	[2]	GameStop Corp.	41,139
200	[2]	Gander Mountain, CO	3,891
2,778	[2]	Gaylord Entertainment Co.	93,091
2,054	[2]	Genesco, Inc.	52,582
2,000		Goody's Family Clothing, Inc.	17,580
14,200	[2]	Goodyear Tire & Rubber Co.	143,136
4,200		Gray Television, Inc.	55,776
99		Grey Global Group, Inc.	99,100
1,745	[2]	Group 1 Automotive, Inc.	49,366
1,145	[2]	Guess ?, Inc.	19,121
1,697	[2]	Guitar Center, Inc.	75,737
3,200	[2]	Gymboree Corp.	38,720
2,600		Hancock Fabrics, Inc.	26,702
2,229		Handleman Co.	47,946
4,600	[2]	Harris Interactive, Inc.	31,280
1,100	[2]	Hartmarx Corp.	9,196
1,648		Haverty Furniture Cos., Inc.	27,818
3,400	[2]	Hayes Lemmerz International, Inc.	28,288
2,725	[2]	Hibbett Sporting Goods, Inc.	60,931
6,300		Hollinger International, Inc.	112,455
4,931	[2]	Hollywood Entertainment Corp.	47,929
200		Hooker Furniture Corp.	4,432
4,366	[2]	Hot Topic, Inc.	89,765
1,895		IHOP Corp.	72,579
1,092	[2]	Information Holdings, Inc.	29,910
4,700	[2]	Insight Communication Co.	39,762
5,196	[2]	Insight Enterprises, Inc.	96,412
3,200	[2]	Interactive Data Corp.	63,136
4,105	[2]	Interface, Inc.	35,672
1,923	[2]	Isle of Capri Casinos, Inc.	43,556
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
2,050	[2]	J. Jill Group, Inc.	$36,039
3,043	[2]	JAKKS Pacific, Inc.	47,958
3,437	[2]	Jack in the Box, Inc.	114,693
2,950	[2]	Jarden Corp.	103,604
1,740	[2]	Jo-Ann Stores, Inc.	42,908
562	[2]	Jos A. Bank Clothiers, Inc.	17,838
1,500		Journal Communications, Inc., Class A	24,180
3,819	[2]	Journal Register Co.	71,797
2,700		K-Swiss, Inc., Class A	67,500
3,000	[2]	K2, Inc.	48,660
2,439		Kellwood Co.	76,731
869		Kenneth Cole Productions, Inc., Class A	23,028
1,200	[2]	Keystone Automotive Industries, Inc.	21,630
1,996		Kimball International, Inc., Class B	27,046
1,600	[2]	Kirkland's, Inc.	13,944
4,800	[2]	Krispy Kreme Doughnuts, Inc.	50,880
1,000	[2]	LKQ Corp.	16,365
17,568	[2]	La Quinta Properties, Inc.	141,422
4,900		La-Z Boy Chair Co.	64,631
2,100	[2]	Lakes Gaming, Inc.	24,612
2,263		Landrys Seafood Restaurants, Inc.	61,282
2,500	[2]	Leapfrog Enterprises, Inc.	30,500
1,425	[2]	Levitt Corp.	33,986
1,449		Libbey, Inc.	26,299
1,490		Liberty Corp.	60,241
750	[2]	Life Time Fitness, Inc.	17,475
600		Lifetime Hoan Corp.	8,358
2,200	[2]	Lin TV Corp., Class A	39,996
4,182	[2]	Linens 'N Things, Inc.	100,703
1,300		Lithia Motors, Inc., Class A	29,445
1,058	[2]	Lodgenet Entertainment	14,336
2,009		Lone Star Steakhouse & Saloon	48,437
1,100		M/I Schottenstein Homes, Inc.	47,300
3,100	[2]	MTR Gaming Group, Inc.	27,900
2,200	[2]	Magna Entertainment Corp., Class A	12,386
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
1,817		Marcus Corp.	$38,629
800		Marine Products Corp.	14,600
900	[2]	MarineMax, Inc.	22,680
496	[2]	Martha Stewart Living Omnimedia	8,779
5,900	[2]	Mediacom Communications Corp.	38,645
2,931	[2]	Mens Wearhouse, Inc.	91,095
1,000	[2]	Meritage Corp.	88,700
1,889	[2]	Midas, Inc.	35,759
2,321		Modine Manufacturing Co.	71,278
2,479		Monaco Coach Corp.	44,002
900	[2]	Monro Muffler Brake, Inc.	21,901
1,400		Movado Group, Inc.	24,150
3,275		Movie Gallery, Inc.	52,989
2,700	[2]	Multimedia Games, Inc.	35,640
436		National Presto Industries, Inc.	17,532
2,600	[2]	Navarre Corp.	39,000
1,300	[2]	Navigant International, Inc.	16,172
1,700	[2]	Nexstar Broadcasting Group, Inc., Class A	12,393
900		Noble International Ltd.	16,947
2,221	[2]	O'Charleys, Inc.	34,470
1,900		Oakley, Inc.	24,130
1,500	[2]	Orbitz, Inc., Class A	41,010
200	[2]	Orleans Homebuilders, Inc.	4,180
1,159		OshKosh B'Gosh, Inc., Class A	21,047
1,100	[2]	Overstock.com, Inc.	59,554
1,300		Oxford Industries, Inc.	48,217
2,110	[2]	P.F.Chang's China Bistro, Inc.	107,272
1,100	[2]	PC Mall, Inc.	16,967
1,243	[2]	Palm Harbor Homes, Inc.	18,633
2,500	[2]	Panera Bread Co.	87,325
1,553	[2]	Papa Johns International, Inc.	50,131
1,100	[2]	Party City Corp.	16,104
6,443	[2]	Paxson Communications Corp.	7,860
6,000	[2]	Payless ShoeSource, Inc.	57,060
3,420	[2]	Penn National Gaming, Inc.	142,033
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
5,356		Pep Boys-Manny Moe & Jack	$76,162
900	[2]	Perry Ellis International, Inc.	19,350
1,700	[2]	PetMed Express, Inc.	9,256
2,295		Phillips Van Heusen Corp.	52,303
3,711	[2]	Pinnacle Entertainment, Inc.	54,552
1,440	[2]	Playboy Enterprises, Inc., Class B	15,984
2,250	[2]	Priceline.com, Inc.	44,865
12,300	[2]	Primedia, Inc.	31,365
2,216	[2]	ProQuest Co.	57,749
100	[2]	Provide Commerce, Inc.	2,350
817		Pulitzer, Inc.	43,072
5,168	[2]	Quiksilver, Inc.	140,828
2,157	[2]	R.H. Donnelley Corp.	117,017
1,500	[2]	RC2 Corp.	41,790
2,995	[2]	Rare Hospitality International, Inc.	82,991
9,300		Readers Digest Association, Inc., Class A	130,944
400	[2]	Reading International, Inc., Class A	3,324
1,200	[2]	Red Robin Gourmet Burgers	50,052
3,116	[2]	Regent Communications, Inc.	17,138
2,553	[2]	Rent-Way, Inc.	20,016
3,500	[2]	Restoration Hardware, Inc.	18,025
700	[2]	Retail Ventures, Inc.	5,019
1,070		Russ Berrie & Co., Inc.	22,309
2,691		Russell Corp.	46,527
3,954	[2]	Ryans Restaurant Group, Inc.	55,316
5,838		SCP Pool Corp.	170,411
1,461	[2]	Saga Communications, Inc., Class A	24,574
933	[2]	Salem Communications Corp.	23,325
976		Sauer-Danfoss, Inc.	17,666
2,800	[2]	Scholastic Corp.	84,896
5,400	[2]	Scientific Games Holdings Corp.	114,372
3,200	[2]	Select Comfort Corp.	54,784
800	[2]	Sharper Image Corp.	16,380
700	[2]	Shoe Carnival, Inc.	8,379
2,717	[2]	Shopko Stores, Inc.	46,841
2,000	[2]	Shuffle Master, Inc.	84,180
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
4,631		Sinclair Broadcast Group, Inc.	$32,417
8,700	[2]	Six Flags, Inc.	43,848
1,936	[2]	Skechers USA, Inc., Class A	21,373
625		Skyline Corp.	25,050
2,600		Sonic Automotive, Inc.	52,598
5,919	[2]	Sonic Corp.	161,174
2,700	[2]	Source Information Management Co.	27,216
4,324	[2]	Spanish Broadcasting System, Inc.	43,759
1,336		Speedway Motorsports, Inc.	44,222
2,380	[2]	Sports Authority, Inc.	57,548
1,000	[2]	Sports Resorts Int'l, Inc.	3,180
1,600	[2]	Stage Stores, Inc.	57,616
1,908	[2]	Stamps.com, Inc.	26,483
1,200		Standard Motor Products, Inc.	18,288
800		Stanley Furniture Co., Inc.	35,592
2,161	[2]	Stein Mart, Inc.	35,916
600	[2]	Steinway Musical Instruments	16,590
1,070	[2]	Steven Madden Ltd.	17,131
1,298	[2]	Stoneridge, Inc.	17,458
300	[2]	Strattec Security Corp.	18,873
4,119		Stride Rite Corp.	42,632
1,952		Sturm Ruger & Co., Inc.	17,217
1,100	[2]	Sunterra Corp.	11,715
1,891		Superior Industries International, Inc.	51,568
200	[2]	Systemax, Inc.	1,238
2,000	[2]	TBC Corp.	44,460
450		Technical Olympic USA, Inc.	11,381
1,200	[2]	Tempur-Pedic International, Inc.	19,488
4,300	[2]	Tenneco Automotive, Inc.	54,782
2,663		The Nautilus Group, Inc.	52,328
1,000	[2]	The Pantry, Inc.	22,990
2,269	[2]	The Steak 'n Shake Co.	37,393
900		Thomas Nelson, Inc.	19,926
3,336		Thor Industries, Inc.	92,774
5,631	[2]	TiVo, Inc.	37,868
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
3,226	[2]	Too, Inc.	$71,037
7,536	[2]	Tower Automotive, Inc.	11,229
3,200	[2]	Tractor Supply Co.	116,096
2,214	[2]	Trans World Entertainment Corp.	22,981
3,342		Triarc Cos., Inc., Class B	38,199
2,308	[2]	Tuesday Morning Corp.	75,333
3,796		Tupperware Corp.	63,355
800		Unifirst Corp.	21,264
1,717		United Auto Group, Inc.	46,359
1,408	[2]	Universal Electronics, Inc.	25,048
1,843	[2]	Vail Resorts, Inc.	36,971
4,900	[2]	Valassis Communications, Inc.	168,462
174		Value Line, Inc.	6,297
1,767	[2]	Valuevision International, Inc., Class A	18,447
12,100		Visteon Corp.	86,031
3,100	[2]	WCI Communities, Inc.	73,160
1,673	[2]	WESCO International, Inc.	41,959
1,656	[2]	WMS Industries, Inc.	48,438
4,300	[2]	Warnaco Group, Inc.	87,720
1,300	[2]	West Marine, Inc.	31,889
400	[2]	William Lyon Homes, Inc.	27,580
2,424		Winnebago Industries, Inc.	76,114
4,460		Wolverine World Wide, Inc.	135,762
1,197		World Wrestling Entertainment, Inc.	14,843
4,686	[2]	Yankee Candle Co., Inc., The	129,802
2,226	[2]	Young Broadcasting, Inc., Class A	25,599
5,000	[2]	Zale Corp.	142,600
746		Bebe Stores, Inc.	23,029
		TOTAL	14,148,278
		Consumer Staples--2.6%
300		Alico, Inc.	15,105
943		American Italian Pasta Co., Class A	19,143
100		Arden Group, Inc., Class A	9,769
100	[2]	Aurora Foods, Inc.	0
1,200		Cal-Maine Foods, Inc.	12,252
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Staples--continued
5,254		Casey's General Stores, Inc.	$93,521
1,650	[2]	Central European Distribution Corp.	41,761
1,200	[2]	Central Garden & Pet Co.	42,864
1,500	[2]	Chattem, Inc.	50,190
3,800	[2]	Chiquita Brands International	68,476
342		Coca-Cola Bottling Co.	18,076
3,448		Corn Products International, Inc.	169,642
5,900	[2]	Darling International, Inc.	23,069
420	[2]	Del Laboratories, Inc.	14,007
3,154		Delta & Pine Land Co.	83,013
4,200		Dimon, Inc.	24,444
2,400	[2]	Elizabeth Arden, Inc.	57,552
610		Farmer Brothers Co.	16,287
3,350		Flowers Foods, Inc.	84,956
2,347	[2]	Great Atlantic & Pacific Tea Co., Inc.	15,256
2,866	[2]	Hain Celestial Group, Inc.	46,372
800	[2]	Hansen Natural Corp.	21,200
1,990		Ingles Markets, Inc., Class A	24,278
500		Inter Parfums, Inc.	6,717
600	[2]	J&J Snack Foods Corp.	26,538
2,500		Lancaster Colony Corp.	107,450
2,995		Lance, Inc.	50,556
2,553		Longs Drug Stores Corp.	63,059
1,000	[2]	M & F Worldwide Corp.	13,400
1,200		MGP Ingredients, Inc.	9,918
800		Mannatech, Inc.	13,640
300	[2]	Maui Land & Pineapple Co., Inc.	9,780
1,162	[2]	Mondavi Robert Corp., Class A	63,317
1,200		Nash Finch Co.	37,032
700	[2]	National Beverage Corp.	5,670
1,700		Natures Sunshine Products, Inc.	25,721
4,100	[2]	NeighborCare, Inc.	105,083
4,907		Nu Skin Enterprises, Inc., Class A	94,901
4,000	[2]	Pathmark Stores, Inc.	17,240
1,100	[2]	Peet's Coffee & Tea, Inc.	28,039
4,100	[2]	Performance Food Group Co.	95,366
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Staples--continued
3,025	[2]	Playtex Products, Inc.	$18,967
3,067	[2]	Ralcorp Holdings, Inc.	112,712
3,219	[2]	Rayovac Corp.	80,185
13,555	[2]	Revlon, Inc., Class A	32,939
3,064		Ruddick Corp.	61,678
800		Sanderson Farms, Inc.	25,992
600	[2]	Sanfilippo (John B. & Sons), Inc.	10,818
33		Seaboard Corp.	22,935
1,169	[2]	Smart & Final, Inc.	17,278
900		Standard Commercial Corp.	14,337
4,300	[2]	Star Scientific, Inc.	23,650
800	[2]	The Boston Beer Co., Inc., Class A	20,216
3,348		Topps Co.	33,748
1,300	[2]	USANA, Inc.	38,779
3,872	[2]	United Natural Foods, Inc.	105,280
2,688		Universal Corp.	123,057
2,879		Vector Group Ltd.	44,509
2,149		WD 40 Co.	60,741
1,100		Weis Markets, Inc.	40,436
2,928	[2]	Wild Oats Markets, Inc.	17,802
7,700		Winn-Dixie Stores, Inc.	26,488
		TOTAL	2,657,207
		Energy--5.2%
700	[2]	Atlas America, Inc.	17,979
842	[2]	Atwood Oceanics, Inc.	40,374
1,697		Berry Petroleum Co., Class A	64,741
1,200	[2]	Brigham Exploration Co.	10,890
3,084		Cabot Oil & Gas Corp., Class A	130,484
3,378	[2]	Cal Dive International, Inc.	119,615
1,700	[2]	Callon Petroleum Corp.	22,967
1,168		Carbo Ceramics, Inc.	84,388
2,100	[2]	Cheniere Energy, Inc.	52,164
4,100	[2]	Cimarex Energy Co.	147,108
400	[2]	Clayton Williams Energy, Inc.	8,164
3,246	[2]	Comstock Resources, Inc.	71,412
1,800	[2]	Delta Petroleum Corp.	25,794
Shares			Value
		COMMON STOCKS--continued [1]
		Energy--continued
5,159	[2]	Denbury Resources, Inc.	$127,943
581	[2]	Dril-Quip, Inc.	13,014
1,500	[2]	Edge Petroleum Corp.	22,755
1,900	[2]	Encore Aquisition Co.	62,035
2,400	[2]	Energy Partners Ltd.	42,144
2,000	[2]	FX Energy, Inc.	17,010
4,800	[2]	Forest Oil Corp.	146,400
3,217		Frontier Oil Corp.	79,074
1,400	[2]	Giant Industries, Inc.	32,158
9,700	[2]	Global Industries Ltd.	65,087
17,398	[2]	Grey Wolf, Inc.	90,122
1,239		Gulf Island Fabrication, Inc.	25,350
1,400	[2]	Gulfmark Offshore, Inc.	26,971
7,200	[2]	Hanover Compressor Co.	93,744
3,400	[2]	Harvest Natural Resources, Inc.	51,408
4,700		Helmerich & Payne, Inc.	134,185
2,000		Holly Corp.	49,100
1,900	[2]	Hydril Co.	83,581
5,364	[2]	Input/Output, Inc.	37,494
4,500	[2]	KCS Energy, Inc.	61,245
3,600	[2]	KFX, Inc.	33,624
12,200	[2]	Key Energy Group, Inc.	140,300
2,668	[2]	Lone Star Technologies, Inc.	70,435
600		Lufkin Industries, Inc.	21,246
8,125	[2]	Magnum Hunter Resources, Inc.	98,312
1,800	[2]	Matrix Services Co.	9,252
4,003	[2]	Maverick Tube Corp.	105,559
1,500	[2]	McMoRan Exploration Co.	20,790
5,186	[2]	Meridian Resource Corp.	41,747
5,200	[2]	Mission Resources Corp.	31,850
1,591	[2]	NS Group, Inc.	30,245
7,883	[2]	Newpark Resources, Inc.	42,805
2,892	[2]	Oceaneering International, Inc.	102,811
1,909	[2]	Offshore Logistics, Inc.	69,029
2,300	[2]	Oil States International, Inc.	42,228
2,506		Overseas Shipholding Group, Inc.	142,717
Shares			Value
		COMMON STOCKS--continued [1]
		Energy--continued
9,437	[2]	Parker Drilling Co.	$36,804
1,722		Penn Virginia Corp.	61,992
2,000	[2]	Petroleum Development Corp.	70,440
7,239	[2]	Plains Exploration & Production Co.	180,975
2,800	[2]	Quicksilver Resources, Inc.	88,564
961		RPC Energy Services, Inc.	19,941
6,600		Range Resources Corp.	103,620
2,500	[2]	Remington Oil & Gas Corp.	63,600
1,400		Resource America, Inc., Class A	34,160
1,706	[2]	SEACOR SMIT, Inc.	81,223
500	[2]	Seabulk International, Inc.	5,625
3,883	[2]	Southwestern Energy Co.	178,385
2,310	[2]	Spinnaker Exploration Co.	73,735
3,058		St. Mary Land & Exploration Co.	120,577
1,631	[2]	Stone Energy Corp.	67,148
5,019	[2]	Superior Energy Services, Inc.	64,695
2,923	[2]	Swift Energy Co.	70,883
3,800	[2]	Syntroleum Corp.	26,391
6,120	[2]	Tesoro Petroleum Corp.	185,314
2,700	[2]	Tetra Technologies, Inc.	80,838
1,420	[2]	The Houston Exploration Co.	83,212
500	[2]	Todco, Class A	8,485
1,802	[2]	Transmontaigne, Co.	10,686
3,538	[2]	Unit Corp.	131,224
1,567	[2]	Universal Compression Holdings, Inc.	54,187
2,959	[2]	Veritas DGC, Inc.	62,435
5,234		Vintage Petroleum, Inc.	109,914
3,000	[2]	W-H Energy Services, Inc.	61,050
1,400	[2]	Whiting Petroleum Corp.	41,552
1,100		World Fuel Services Corp.	37,532
		TOTAL	5,275,037
		Financials--21.8%
1,058		1st Source Corp.	28,682
2,100		21st Century Insurance Group	27,825
900		ABC Bancorp	18,306
1,200	[2]	ACE Cash Express, Inc.	31,212
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
500		ASTA Funding, Inc.	$9,037
3,300		Acadia Realty Trust	50,820
1,600	[2]	Accredited Home Lenders Holding, Co.	57,728
1,800		Advanta Corp., Class B	43,866
2,650	[2]	Affiliated Managers Group	147,976
550	[2]	Affirmative Insurance Holdings, Inc.	9,314
2,300		Affordable Residential Communities	29,946
1,096		Alabama National Bancorp	70,034
219	[2]	Alexander's, Inc.	43,274
1,750		Alexandria Real Estate Equities, Inc.	115,587
3,062		Alfa Corp.	42,562
2,580		Amcore Financial, Inc.	78,509
4,300		AmerUs Group Co.	179,654
700	[2]	American Campus Communities, Inc.	13,230
1,200	[2]	American Equity Investment Life Holding Co.	11,784
10,000		American Financial Realty Trust	147,000
3,162		American Home Mortgage Investment Corp.	87,366
1,000	[2]	American Medical Security Group, Inc.	31,750
900	[2]	American Physicians Capital, Inc.	28,692
660	[2]	AmericanWest Bancorp.	13,101
2,388		Amli Residential Properties Trust	75,150
1,905		Anchor Bancorp Wisconsin, Inc.	49,416
5,000		Anthracite Capital, Inc.	57,900
4,200		Anworth Mortgage Asset Corp.	42,966
6,200	[2]	Apollo Investment Corp.	84,320
200		Arbor Realty Trust, Inc.	4,180
700	[2]	Archipelago Holdings, Inc.	11,949
2,469	[2]	Argonaut Group, Inc.	45,701
782		Arrow Financial Corp.	22,764
900		Ashford Hospitality Trust	8,721
200	[2]	BFC Financial Corp., Class A	2,065
300		BKF Capital Group, Inc.	9,483
773		Baldwin & Lyons, Inc., Class B	19,387
289		BancFirst Corp.	18,797
300		BancTrust Financial Group, Inc.	5,700
7,200		Bancorpsouth, Inc.	171,288
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
1,290		Bank Granite Corp.	$26,800
7,235		Bank Mutual Corp.	88,846
900		Bank of the Ozarks, Inc.	29,056
3,700		BankAtlantic Bancorp, Inc., Class A	64,713
2,900	[2]	BankUnited Financial Corp., Class A	86,275
900		Banner Corp.	26,910
1,773		Bedford Property Investors, Inc.	50,974
500		Berkshire Hills Bancorp, Inc.	18,890
600		Beverly Hills Bancorp, Inc.	6,072
1,350	[2]	BioMed Realty Trust, Inc.	24,543
3,300		Boston Private Financial Holdings	80,982
3,934		Brandywine Realty Trust	115,738
1,000		Bristol West Holdings, Inc.	17,200
5,950		Brookline Bancorp, Inc.	92,165
700		Bryn Mawr Bank Corp.	13,748
1,350	[2]	CB Richard Ellis Services	34,965
1,472	[2]	CNA Surety Corp.	17,325
2,929		CRT Properties, Inc.	64,907
3,440		CVB Financial Corp.	85,312
700		Camden National Corp.	25,795
3,572		Capital Automotive	115,233
837		Capital City Bank Group, Inc.	32,735
500		Capital Corp. of the West	23,025
200	[2]	Capital Crossing Bank	5,500
3,400	[2]	Capital Lease Funding, Inc.	37,230
200		Capital Southwest Corp.	15,500
200		Capital Trust, Inc.	5,854
800		Capitol Bancorp Ltd.	24,552
2,283		Capstead Mortgage Corp.	25,159
4,100		CarrAmerica Realty Corp.	132,143
1,625		Cascade Bancorp	32,906
2,657		Cash America International, Inc.	67,222
4,358		Cathay Bancorp, Inc.	171,705
2,300		Cedar Shopping Centers, Inc.	31,119
1,000		Center Financial Corp.	19,645
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
805	[2]	Central Coast Bancorp	$17,895
3,091		Central Pacific Financial Corp.	94,430
700		Century Bancorp, Inc., Class A	21,966
2,100	[2]	Ceres Group, Inc.	11,340
200		Charter Financial Corp.	7,580
4,060		Charter Municipal Mortgage Acceptance Co.	94,030
2,268		Chemical Financial Corp.	84,664
4,562		Chittenden Corp.	129,196
4,200		Citizens Banking Corp.	137,550
800		Citizens First Bancorp, Inc.	18,904
2,782	[2]	Citizens, Inc., Class A	16,191
688		City Bank Lynwood, WA	26,378
2,100		City Holding Co.	72,765
1,500	[2]	Clark, Inc.	19,440
600		Clifton Savings Bancorp, Inc.	7,017
1,225		CoBiz, Inc.	24,310
1,189		Coastal Financial Corp.	17,615
400		Cohen & Steers, Inc.	5,900
450	[2]	Collegiate Funding Services	5,557
1,584		Colonial Properties Trust	61,744
500		Columbia Bancorp	15,560
1,721		Columbia Banking Systems, Inc.	42,164
2,289		Commerce Group, Inc.	115,846
25		Commercial Bankshares, Inc.	882
4,029		Commercial Capital Bancorp, Inc.	90,370
4,574		Commercial Federal Corp.	127,203
4,786		Commercial Net Lease Realty	92,035
2,600		Community Bank System, Inc.	71,786
971		Community Banks, Inc.	28,295
4,001		Community First Bankshares, Inc.	128,912
1,031		Community Trust Bancorp, Inc.	34,023
1,467	[2]	CompuCredit Corp.	27,917
300		Consolidated Tomoka Co.	10,947
4,678		Cornerstone Realty Income Trust, Inc.	45,938
3,600		Corporate Office Properties Trust	98,712
1,000		Correctional Properties Trust	26,980
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
1,462		Corus Bankshares, Inc.	$67,267
3,400		Cousins Properties, Inc.	126,548
1,962		Crawford & Co., Class B	13,283
1,400	[2]	Danielson Holding Corp.	10,458
2,575		Delphi Financial Group, Inc., Class A	105,240
3,857		Dime Community Bancorp, Inc.	61,943
1,300		Direct General Corp.	38,350
400		Donegal Group, Inc., Class A	8,632
1,806		Downey Financial Corp.	99,800
100		EMC Insurance Group, Inc.	1,974
5,374		East West Bancorp, Inc.	215,175
1,987		EastGroup Properties, Inc.	70,399
1,700	[2]	Education Lending Group, Inc.	27,055
900	[2]	Encore Capital Group, Inc.	16,897
2,532		Entertainment Properties Trust	101,027
5,791		Equity Inns, Inc.	55,015
2,968		Equity One, Inc.	62,298
2,123		Essex Property Trust, Inc.	166,571
500	[2]	Eurobancshares, Inc.	9,275
1,100		Extra Space Storage, Inc.	15,246
1,128		FBL Financial Group, Inc., Class A	29,226
4,300		FNB Corp.	88,279
600		FNB Corp.	16,536
500	[2]	FPIC Insurance Group, Inc.	13,900
604		Farmers Capital Bank Corp.	21,370
800	[2]	Federal Agricultural Mortgage Association, Class C	15,736
4,592	[2]	FelCor Lodging Trust, Inc.	53,359
1,400		Fidelity Bankshares, Inc.	54,432
1,629	[2]	Financial Federal Corp.	60,778
800		Financial Institutions, Inc.	21,088
1,100	[2]	First Acceptance Corp.	8,844
3,200		First BanCorp	174,496
700		First Bancorp, Inc.	26,383
1,246		First Busey Corp.	23,630
1,600	[2]	First Cash Financial Services, Inc.	37,728
2,786		First Charter Corp.	71,127
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
567		First Citizens Bancshares, Inc., Class A	$66,878
6,525		First Commmonwealth Financial Corp.	94,743
1,400		First Community Bancorp	58,758
968		First Community Bancshares, Inc.	32,109
1,916		First Federal Capital Corp.	63,803
3,241		First Financial Bancorp	56,523
1,308		First Financial Bankshares, Inc.	55,171
1,288	[2]	First Financial Corp.	40,688
1,172		First Financial Holdings, Inc.	35,594
1,133		First Indiana Corp.	25,107
4,400		First Industrial Realty Trust	169,840
1,715		First Merchants Corp.	42,669
4,400		First Midwest Bancorp, Inc.	153,604
4,470		First National Bankshares of Florida	110,364
8,690		First Niagara Financial Group, Inc.	121,139
450		First Oak Brook Bancshares, Inc.	14,139
1,200		First Place Financial Corp.	23,700
1,300		First Republic Bank	62,660
900		First State Bancorporation	31,770
1,538	[2]	FirstFed Financial Corp.	79,053
2,750		Flagstar Bancorp, Inc.	57,447
1,625		Flushing Financial Corp.	31,314
400	[2]	Franklin Bank Corp.	6,600
1,496		Frontier Financial Corp.	57,589
4,500		GATX Corp.	122,760
250		GB&T Bancshares, Inc.	5,800
622		Gabelli Asset Management, Inc., Class A	28,674
3,007		Gables Residential Trust	109,755
836		German American Bancorp	14,028
1,600		Getty Realty Holding Corp.	44,992
2,325		Glacier Bancorp, Inc.	73,586
2,293		Glenborough Realty Trust, Inc.	48,153
3,365		Glimcher Realty Trust	86,884
500		Global Signal, Inc.	11,900
4,810		Gold Banc Corp., Inc.	69,985
3,000		Government Properties Trust, Inc.	30,090
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
500	[2]	Gramercy Capital Corp.	$8,150
763		Great American Financial Resources, Inc.	11,979
1,000		Great Southern Bancorp, Inc.	33,370
4,600		Greater Bay Bancorp	143,727
1,000		Greenhill & Co., Inc.	22,490
2,606		Hancock Holding Co.	82,480
1,240		Hanmi Financial Corp.	37,671
1,975		Harbor Florida Bancshares, Inc.	63,279
1,954		Harleysville Group, Inc.	40,702
2,491		Harleysville National Corp.	63,695
1,600		Harris & Harris Group, Inc.	19,024
4,000		Healthcare Realty Trust, Inc.	161,400
950		Heartland Financial USA, Inc.	17,622
2,400		Heritage Property Investment	73,416
2,600	[2]	Highland Hospitality Corp.	29,640
4,800		Highwoods Properties, Inc.	119,088
2,896		Hilb Rogal & Hamilton Co.	91,803
3,415		Home Properties of New York, Inc.	140,527
1,950	[2]	Homebanc Corp.	16,965
4,393		Horace Mann Educators Corp.	74,681
1,000		Horizon Financial Corp.	19,600
2,800		Hudson River Bancorp, Inc.	54,908
6,200		IMPAC Mortgage Holdings, Inc.	140,182
800	[2]	ITLA Capital Corp.	38,737
800		Iberiabank Corp.	48,816
32		Imperial Credit Industries, Inc., Warrants	0
440		Independence Holdings Co.	8,356
1,400		Independent Bank Corp.- Massachusetts	46,158
2,121		Independent Bank Corp.- Michigan	57,628
2,100		Infinity Property & Casualty	65,268
4,401		Innkeepers USA Trust	60,954
1,762		Integra Bank Corp.	38,623
1,000		Interchange Financial Services Corp.	24,350
4,200	[2]	Investment Technology Group, Inc.	64,680
3,800		Investors Real Estate Trust	38,570
1,607		Irwin Financial Corp.	40,063
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
2,983	[2]	Jones Lang LaSalle, Inc.	$95,456
2,500		KNBT Bancorp, Inc.	43,000
355		Kansas City Life Insurance Co.	14,555
3,096		Kilroy Realty Corp.	123,066
950		Kite Realty Group Trust	12,540
10,900	[2]	Knight Trading Group, Inc.	113,251
2,300		Kramont Realty Trust	43,378
1,800		LNR Property Corp.	112,572
1,400		LTC Properties, Inc.	26,474
2,620		LaSalle Hotel Properties	75,246
4,800		Labranche & Co. Inc.	34,032
1,272		Lakeland Bancorp, Inc.	21,090
500		Lakeland Financial Corp.	17,770
2,139		LandAmerica Financial Group, Inc.	104,704
4,430		Lexington Corporate Properties Trust	99,409
2,900		Luminent Mortgage Capital, Inc.	33,350
3,121		MAF Bancorp, Inc.	133,797
1,800		MB Financial, Inc.	76,932
1,338		MBT Financial Corp.	27,014
3,200		MCG Capital Corp.	56,864
7,100		MFA Mortgage Investments, Inc.	59,924
871		Macatawa Bank Corp.	23,743
3,100		Maguire Properties, Inc.	81,065
1,300		Main Street Banks, Inc.	38,168
867		MainSource Financial Group, Inc.	18,684
1,751		Manufactured Home Communities, Inc.	60,392
100	[2]	Marlin Business Services, Inc.	1,762
740		Mercantile Bancorporation, Inc.	27,839
7,665	[2]	MeriStar Hospitality Corp.	44,764
3,000		Metris Cos., Inc.	28,800
1,681		Mid-American Apartment Communities, Inc.	66,114
2,240		Mid-State Bancshares	60,099
788		Midland Co.	21,772
1,100		Midwest Banc Holdings, Inc.	22,836
1,600		Mission West Properties, Inc.	15,840
750	[2]	MortgageIT Holdings,. Inc.	10,950
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
200		NASB Financial, Inc.	$8,000
666		NBC Capital Corp.	17,582
3,123		NBT Bancorp, Inc.	72,266
2,500		Nara Bancorp, Inc.	47,775
3,100		National Financial Partners Corp.	95,294
2,121		National Health Investors, Inc.	60,682
2,913		National Penn Bancshares, Inc.	77,078
191	[2]	National Western Life Insurance Co., Class A	28,679
6,301		Nationwide Health Properties, Inc.	142,214
800	[2]	Navigators Group, Inc.	23,592
400	[2]	Nelnet, Inc., Class A	7,764
5,717		Net.B@nk, Inc.	53,054
2,600		New Century Financial Corp.	143,390
3,400		Newcastle Investment Corp.	104,074
1,500		Northwest Bancorp, Inc.	35,700
2,200		Novastar Financial, Inc.	95,216
300		Nymagic, Inc.	6,090
908		OceanFirst Financial Corp.	21,647
3,505	[2]	Ocwen Financial Corp.	26,287
6,719	[2]	Ohio Casualty Corp.	140,293
6,200		Old National Bancorp	153,574
1,298		Old Second Bancorp, Inc.	38,122
839		Omega Financial Corp.	30,263
3,700		Omega Healthcare Investors	41,699
1,629		Oriental Financial Group	46,150
1,500		Origen Financial, Inc.	11,287
1,551		PFF Bancorp, Inc.	61,187
3,219	[2]	PMA Capital Corp.	26,396
1,329		PS Business Parks, Inc.	58,370
4,289		Pacific Capital Bancorp	136,519
1,300		Park National Corp.	168,870
1,340		Parkway Properties, Inc.	68,045
2,221		Partners Trust Financial Group, Inc.	22,610
637		Peapack-Gladstone Financial Corp.	18,983
900		Penn-America Group, Inc.	13,212
400		PennFed Financial Services, Inc.	12,968
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
704		PennRock Financial Services Corp.	$20,317
2,896		Pennsylvania Real Estate Investment Trust	117,433
1,145		Peoples Bancorp, Inc.	32,117
800		Peoples Holding Co.	26,600
1,668	[2]	Philadelphia Consolidated Holding Corp.	96,711
8,900		Phoenix Companies, Inc.	93,895
1,844	[2]	Piper Jaffray Cos., Inc.	80,638
300	[2]	Placer Sierra Bancshares	7,200
4,100		Post Properties, Inc.	131,569
4,336		Prentiss Properties Trust	156,009
1,953		Presidential Life Corp.	31,209
2,050		Price Legacy Corp.	38,560
2,100		PrivateBancorp, Inc.	67,935
2,580	[2]	ProAssurance Corp.	92,080
1,500		Prosperity Bancshares, Inc.	40,875
3,072		Provident Bancorp, Inc.	37,125
3,567		Provident Bankshares Corp.	123,882
500		Provident Financial Holdings, Inc.	14,530
6,630		Provident Financial Services, Inc.	119,340
2,872		R&G Financial Corp., Class B	108,045
2,400		RAIT Investment Trust	64,104
2,010		RLI Corp.	76,440
1,100		Ramco-Gershenson Properties	29,700
3,700		Realty Income Corp.	177,563
1,600		Redwood Trust, Inc.	96,256
745		Republic Bancorp, Inc.	20,748
6,251		Republic Bancorp, Inc.	104,454
1,500	[2]	Rewards Network, Inc.	8,295
1,020		Riggs National Corp.	21,532
444		Royal Bancshares of Pennsylvania	11,899
2,271		S & T Bancorp, Inc.	81,847
1,100		S.Y. Bancorp, Inc.	24,970
750		SCBT Financial Corp.	24,682
1,442		SWS Group, Inc.	27,686
500		Safety Insurance Group, Inc.	11,255
1,200		Sanders Morris Harris Group, Inc.	17,184
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
1,319		Sandy Spring Bancorp, Inc.	$45,611
513		Santander BanCorp	14,313
1,229		Saul Centers, Inc.	39,942
1,120		Seacoast Banking Corp. of Florida	24,214
300		Secutity Bank Corp.	10,575
3,096		Selective Insurance Group, Inc.	120,992
5,043		Senior Housing Properties Trust	94,607
200	[2]	Signature Bank	5,894
3,900	[2]	Silicon Valley Bancshares	156,039
1,400		Simmons 1st National Corp., Class A	37,730
300		Smithtown Bancorp, Inc.	8,899
600		Southern Community Financial Corp.	6,855
871		Southside Bancshares, Inc.	17,516
1,100		Southwest Bancorp, Inc.	25,828
7,390		Southwest Bancorp. of Texas, Inc.	173,222
1,055		Sovran Self Storage, Inc.	41,219
1,247		State Auto Financial Corp.	35,477
761		State Bancorp, Inc.	17,503
500		State Financial Services Corp., Class A	14,345
1,270		Sterling Bancorp	36,652
5,274		Sterling Bancshares, Inc.	74,733
2,050		Sterling Financial Corp.	54,325
2,339	[2]	Sterling Financial Corp.	87,876
1,577		Stewart Information Services Corp.	66,896
266		Stifel Financial Corp.	5,219
1,050		Strategic Hotel Capital, Inc.	15,057
1,000		Suffolk Bancorp	30,800
2,665		Summit Properties, Inc.	80,829
1,081	[2]	Sun Bancorp, Inc.	25,025
1,466		Sun Communities, Inc.	56,983
4,830		Susquehanna Bankshares, Inc.	120,122
1,595		Tanger Factory Outlet Centers, Inc.	75,364
125		Tarragon Corp.	1,689
4,946		Taubman Centers, Inc.	141,950
708	[2]	Tejon Ranch Co.	25,410
1,600	[2]	Texas Capital Bancshares, Inc.	31,632
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
4,280		Texas Regional Bancshares, Inc., Class A	$136,660
200	[2]	The Bancorp Bank	3,526
100	[2]	The Enstar Group, Inc.	5,400
300		The First of Long Island Corp.	13,203
2,000		TierOne Corp.	44,560
690		Tompkins County TrustCo., Inc.	31,567
1,816		Town & Country Trust	50,158
1,800	[2]	Tradestation Group, Inc.	11,142
1,000		TriCo Bancshares	21,710
867	[2]	Triad Guaranty, Inc.	47,260
7,731		Trustco Bank Corp.	103,518
4,400		Trustmark Corp.	138,732
3,000	[2]	U.S.I. Holdings Corp.	29,145
3,958		UICI	117,078
1,450		UMB Financial Corp.	74,602
3,000		US Restaurant Properties	53,160
1,119		USB Holdings Co., Inc.	30,414
4,664		Umpqua Holdings Corp.	116,040
800		Union Bankshares Corp.	26,720
3,500		United Bankshares, Inc.	128,345
2,650		United Community Banks, Inc.	63,812
2,492		United Community Financial Corp.	27,836
700		United Fire & Casualty Co.	42,077
400	[2]	United PanAm Financial Corp.	7,702
2,500	[2]	Universal American Financial Corp.	30,400
1,100		Universal Health Realty Trust, Inc.	34,562
600		Univest Corp.	24,090
2,260		Unizan Financial Corp.	60,071
1,800		Urstadt Biddle Properties, Class A	28,980
2,800		Vesta Insurance Group, Inc.	12,740
1,125	[2]	Virginia Commerce Bancorp, Inc.	33,075
700		Virginia Financial Group, Inc.	23,842
600		WSFS Financial Corp.	32,583
3,902		Washington Real Estate Investment Trust	122,718
1,200		Washington Trust Bancorp	33,084
3,375		Waypoint Financial Corp.	92,677

Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
1,835		Wesbanco, Inc.	$55,637
1,470		West Bancorp., Inc.	24,659
1,400		West Coast Bancorp	33,180
3,000		WestAmerica Bancorp.	171,570
602	[2]	Western Sierra Bancorp	21,534
100		Westfield Financial, Inc.	2,433
1,000		Wilshire Bancorp, Inc.	27,830
2,200		Winston Hotels, Inc.	24,310
2,199		Wintrust Financial Corp.	125,343
2,100	[2]	World Acceptance Corp.	49,140
1,300		Yardville National Bancorp	43,134
979		Zenith National Insurance Corp.	40,208
2,859	[2]	eSpeed, Inc., Class A	28,161
		TOTAL	22,134,204
		Healthcare--12.1%
1,293	[2]	AMN Healthcare Services, Inc.	15,257
1,500	[2]	Abaxis, Inc.	19,387
8,600	[2]	Abgenix, Inc.	78,346
1,100	[2]	Abiomed, Inc.	12,446
2,100	[2]	Able Laboratories, Inc.	45,517
4,400	[2]	Adolor Corp.	52,096
2,700	[2]	Advanced Medical Optics, Inc.	105,570
2,000	[2]	Advanced Neuromodulation Systems, Inc.	63,660
200	[2]	Advancis Pharmaceutical Corp.	562
1,600	[2]	Advisory Board Co.	52,128
1,800	[2]	Aksys Ltd.	9,360
2,694	[2]	Albany Molecular Research, Inc.	23,222
3,900	[2]	Alderwoods Group, Inc.	39,507
2,303	[2]	Alexion Pharmaceuticals, Inc.	41,097
4,900	[2]	Align Technology, Inc.	50,837
8,400	[2]	Alkermes, Inc.	103,908
1,200	[2]	Alliance Imaging, Inc.	8,916
2,521	[2]	Allscripts Healthcare Solutions, Inc.	23,433
4,045		Alpharma, Inc., Class A	68,563
600	[2]	Amedisys, Inc.	18,138
500	[2]	America Service Group, Inc.	17,885
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
3,100	[2]	American Healthcorp, Inc.	$93,558
2,600	[2]	American Medical Systems Holdings, Inc.	96,460
1	[2]	American Pharmaceutical Partners, Inc.	28
2,300	[2]	Amerigroup Corp.	138,000
3,300	[2]	Amsurg Corp.	77,187
895		Analogic Corp.	38,078
900	[2]	Animas Corp.	12,843
3,334	[2]	Antigenics, Inc.	22,571
6,800	[2]	Applera Corp.	87,176
4,700	[2]	Apria Healthcare Group, Inc.	128,592
4,902	[2]	Ariad Pharmaceutiacals, Inc.	27,794
1,800	[2]	Array BioPharma, Inc.	12,582
1,774		Arrow International, Inc.	50,674
1,762	[2]	Arthrocare Corp.	54,287
1,600	[2]	Aspect Medical Systems, Inc.	28,768
4,200	[2]	AtheroGenics, Inc.	125,748
1,900	[2]	Atrix Labs, Inc.	58,862
7,000	[2]	Avant Immunotherapeutics, Inc.	13,090
6,200	[2]	Axonyx, Inc.	38,378
300	[2]	Barrier Therapeutics, Inc.	4,197
1,300	[2]	Bentley Pharmaceuticals, Inc.	11,310
10,046	[2]	Beverly Enterprises, Inc.	87,300
1,600	[2]	Bio Rad Laboratories, Inc., Class A	83,232
1,200	[2]	Bio-Reference Laboratories, Inc.	16,884
2,400	[2]	BioCryst Pharmaceuticals, Inc.	12,660
2,600		BioLase Technology, Inc.	17,732
7,694	[2]	BioMarin Pharmaceutical, Inc.	31,776
1,300	[2]	Bioenvision, Inc.	10,172
1,103	[2]	Biosite Diagnostics, Inc.	53,837
1,910	[2]	Bioveris Corp.	12,310
1,853	[2]	Bone Care International, Inc.	42,554
1,700	[2]	Bradley Pharmaceuticals, Inc.	28,152
1,852	[2]	Bruker BioSciences Corp.	6,389
2,702	[2]	CONMED Corp.	75,845
2,900	[2]	CTI Molecular Imaging, Inc.	22,736
3,657	[2]	CV Therapeutics, Inc.	61,182
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
1,100	[2]	CancerVax Corp.	$9,405
2,000	[2]	Candela Corp.	20,350
400	[2]	Caraco Pharmaceutical Laboratories, Ltd.	3,232
7,100	[2]	Cardiac Science, Inc.	12,070
3,371	[2]	CardioDynamics International Corp.	12,186
4,590	[2]	Cell Genesys, Inc.	30,110
4,906	[2]	Cell Therapeutics, Inc.	30,417
2,100	[2]	Centene Corp.	99,603
3,900	[2]	Cepheid, Inc.	35,178
2,600	[2]	Cerner Corp.	117,390
1,163		Chemed Corp.	70,303
2,200	[2]	Ciphergen Biosystems, Inc.	8,096
704	[2]	Closure Medical Corp.	12,010
600		Computer Programs & Systems, Inc.	12,621
2,400	[2]	Conceptus, Inc.	20,556
2,793	[2]	Connetics Corp.	75,076
200	[2]	Corgentech, Inc.	3,814
5,731	[2]	Corixa Corp.	22,781
914	[2]	Corvel Corp.	23,897
2,700	[2]	Cross Country Healthcare, Inc.	40,041
4,738	[2]	Cubist Pharmaceuticals, Inc.	48,351
4,000	[2]	CuraGen Corp.	19,720
3,100	[2]	Curis, Inc.	11,563
1,398	[2]	Cyberonics, Inc.	26,240
2,600	[2]	Cypress Biosciences, Inc.	27,326
2,100	[2]	Cytogen Corp.	20,706
400	[2]	Cytokinetics, Inc.	3,600
1,500	[2]	DJ Orthopedics, Inc.	25,575
1,700	[2]	DOV Pharmaceutical, Inc.	28,016
1,000	[2]	DUSA Pharmaceuticals, Inc.	11,660
1,059		Datascope Corp.	34,375
4,800	[2]	Decode Genetics, Inc.	33,600
5,400	[2]	Dendreon Corp.	55,836
3,583	[2]	Dendrite International, Inc.	52,491
1,200	[2]	DepoMed, Inc.	5,370
2,100		Diagnostic Products Corp.	92,715
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
1,496	[2]	Digene Corp.	$37,624
4,100	[2]	Discovery Laboratories, Inc.	27,921
2,225	[2]	Diversa Corp.	19,179
3,100	[2]	Durect Corp.	5,642
3,200	[2]	Dyax Corp.	18,368
300	[2]	E-Z-EM, Inc.	5,565
2,100	[2]	EPIX Medical, Inc.	32,823
3,494	[2]	Eclipsys Corp.	59,293
2,300	[2]	Encore Medical Corp.	11,810
5,084	[2]	Encysive Pharmaceuticals, Inc.	44,383
1,700	[2]	Endocardial Solutions, Inc.	19,261
2,409	[2]	Enzo Biochem, Inc.	42,610
5,100	[2]	Enzon, Inc.	82,467
600	[2]	Exactech, Inc.	10,332
5,855	[2]	Exelixis, Inc.	52,109
8,700	[2]	First Health Group Corp.	138,504
2,500	[2]	First Horizon Pharmaceutical Corp.	61,450
61,000		Five Star Quality Care, Inc., Rights	0
100	[2]	GTX, Inc.	1,187
3,900	[2]	Genaera Corp.	15,502
7,200	[2]	Genelabs Technologies, Inc.	4,752
700	[2]	Genencor International, Inc.	10,867
1,850	[2]	Genesis Healthcare Corp.	56,758
8,647	[2]	Genta, Inc.	21,617
3,200	[2]	Gentiva Health Services, Inc.	54,288
4,640	[2]	Geron Corp.	36,447
4,330	[2]	Guilford Pharmaceuticals, Inc.	19,572
1,864	[2]	Haemonetics Corp.	61,232
2,900	[2]	Hanger Orthopedic Group, Inc.	18,705
2,200	[2]	HealthExtras, Inc.	31,394
1,900	[2]	Hollis-Eden Pharmaceuticals, Inc.	19,313
1,900	[2]	Hologic, Inc.	38,152
5,358		Hooper Holmes, Inc.	28,129
12,100	[2]	Human Genome Sciences, Inc.	124,509
1,500	[2]	I-Flow Corp.	20,760
800	[2]	ICU Medical, Inc.	17,960
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
1,851	[2]	IDX Systems Corp.	$62,073
3,675	[2]	Ilex Oncology, Inc.	92,794
2,200	[2]	Illumina, Inc.	14,190
3,312	[2]	Immucor, Inc.	102,175
3,845	[2]	Immunogen, Inc.	20,417
4,263	[2]	Immunomedics, Inc.	12,150
5,400	[2]	Impax Laboratories, Inc.	79,704
3,500	[2]	InKine Pharmaceutical Co., Inc.	19,075
7,200	[2]	Incyte Genomics, Inc.	74,880
5,100	[2]	Indevus Pharmaceuticals, Inc.	34,145
3,300	[2]	Inspire Pharmaceuticals, Inc.	51,678
2,000	[2]	Integra Lifesciences Corp.	64,160
3,048	[2]	InterMune, Inc.	39,533
3,000	[2]	Intuitive Surgical, Inc.	87,540
2,763		Invacare Corp.	127,595
1,100	[2]	Inverness Medical Innovations, Inc.	22,748
4,878	[2]	Isis Pharmaceuticals, Inc.	22,707
2,600	[2]	Isolagen, Inc.	17,706
300	[2]	Ista Pharmaceuticals, Inc.	2,937
3,350	[2]	KV Pharmaceutical Co., Class A	66,732
1,200	[2]	Kensey Nash Corp.	34,320
1,800	[2]	Keryx Biopharmaceuticals, Inc.	20,934
2,700	[2]	Kindred Healthcare, Inc.	65,070
1,078	[2]	Kos Pharmaceuticals, Inc.	38,485
1,900	[2]	Kosan Biosciences, Inc.	11,875
2,200	[2]	Kyphon, Inc.	55,264
1,300		LCA Vision, Inc.	38,240
1,200	[2]	Labone, Inc.	36,000
600	[2]	Lannett Co., Inc.	6,798
1,700	[2]	Laserscope	46,002
5,850	[2]	Lexicon Genetics, Inc.	38,084
3,500	[2]	LifeCell Corp.	31,080
4,000	[2]	LifePoint Hospitals, Inc.	129,680
1,000	[2]	Lifeline Systems, Inc.	24,050
6,953	[2]	Ligand Pharmaceuticals, Inc., Class B	61,986
2,239	[2]	Luminex Corp.	17,464
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
2,500	[2]	Magellan Health Services, Inc.	$93,500
500	[2]	Mannkind Corp.	8,760
100	[2]	Marshall Edwards, Inc.	759
1,200	[2]	Matria Healthcare, Inc.	37,464
2,992		Matthews International Corp., Class A	100,247
3,600	[2]	Maxim Pharmaceuticals, Inc.	9,000
2,107	[2]	Maxygen, Inc.	20,227
500	[2]	MedCath Corp.	8,775
8,700	[2]	Medarex, Inc.	66,207
900	[2]	Medical Action Industries, Inc.	14,967
1,100	[2]	Medical Staffing Network Holdings, Inc.	8,052
4,700	[2]	Medicines Co.	125,208
4,076		Mentor Corp.	141,845
700	[2]	Merge Technologies, Inc.	12,576
2,454	[2]	Merit Medical Systems, Inc.	25,399
3,300	[2]	Microtek Medical Holdings, Inc.	12,210
1,976		Mine Safety Appliances Co.	74,535
1,771	[2]	Molecular Devices Corp.	35,447
900	[2]	Molina Healthcare, Inc.	33,138
700	[2]	Myogen, Inc.	6,069
2,900	[2]	Myriad Genetics, Inc.	51,388
3,721		NDCHealth Corp.	62,476
3,439	[2]	NPS Pharmaceuticals, Inc.	58,738
5,603	[2]	Nabi Biopharmaceuticals	77,602
4,500	[2]	Nanogen, Inc.	17,910
600		National Healthcare Corp.	17,868
2,374	[2]	NeoPharm, Inc.	17,247
1,700	[2]	Neurogen Corp.	12,147
2,500	[2]	Northfield Laboratories, Inc.	34,250
2,501	[2]	Noven Pharmaceuticals, Inc.	56,398
1,300	[2]	NuVasive, Inc.	12,818
1,100	[2]	Nutraceutical International Corp.	17,050
3,566	[2]	Nuvelo, Inc.	32,736
4,800	[2]	OCA, Inc.	19,824
1,517	[2]	Ocular Sciences, Inc.	74,105
4,175	[2]	Odyssey Healthcare, Inc.	32,231
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
1,900	[2]	Omnicell, Inc.	$19,618
3,200	[2]	Onyx Pharmaceuticals, Inc.	89,792
1,525		Option Care, Inc.	20,039
3,700	[2]	OraSure Technologies, Inc.	24,975
4,400	[2]	OrthoLogic Corp.	27,148
5,300	[2]	Orthovita, Inc.	23,320
5,100	[2]	Oscient Pharmaceutical Corp.	17,289
3,626		Owens & Minor, Inc.	94,965
776	[2]	PDI, Inc.	22,201
7,161	[2]	PSS World Medical, Inc.	80,669
3,300	[2]	Pain Therapeutics, Inc.	22,935
5,000	[2]	Palatin Technologies, Inc.	11,750
900	[2]	Palomar Medical Technologies, Inc.	18,441
3,200	[2]	Par Pharmaceutical Cos., Inc.	126,240
3,205	[2]	Parexel International Corp.	61,696
2,100	[2]	Pediatrix Medical Group	118,125
2,200	[2]	Penwest Pharmaceuticals Co.	23,936
443	[2]	Per-Se Technologies, Inc.	6,463
11,813	[2]	Peregrine Pharmaceuticals, Inc.	15,239
5,974		Perrigo Co.	108,607
1,800	[2]	Pharmacyclics, Inc.	21,078
1,400	[2]	Pharmion Corp.	64,330
7,600	[2]	Pharmos Corp.	20,900
2,754		PolyMedica Industries, Inc.	96,390
1,900	[2]	Possis Corp.	21,052
3,400	[2]	Pozen, Inc.	29,784
5,461	[2]	Praecis Pharmaceuticals, Inc.	9,557
3,200	[2]	Priority HealthCare Corp., Class B	57,792
900	[2]	Progenics Pharmaceuticals, Inc.	13,442
4,740	[2]	Province Heathcare Co.	101,626
200	[2]	ProxyMed, Inc.	1,875
1,300	[2]	Psychiatric Solutions, Inc.	33,085
4,300	[2]	Quidel Corp.	24,252
2,400	[2]	Regeneration Technologies, Inc.	18,600
3,512	[2]	Regeneron Pharmaceuticals, Inc.	25,532
1,899	[2]	RehabCare Group, Inc.	43,601
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
100	[2]	Renovis, Inc.	$1,145
1,200	[2]	Res-Care, Inc.	14,568
656	[2]	Rigel Pharmaceuticals, Inc.	15,744
1,000	[2]	SFBC International, Inc.	27,810
3,850	[2]	Salix Pharmaceuticals Ltd.	61,716
300	[2]	Santarus, Inc.	2,946
4,600	[2]	SciClone Pharmaceuticals, Inc.	20,930
2,400	[2]	Seattle Genetics, Inc.	14,544
8,600		Select Medical Corp.	147,834
2,900	[2]	Serologicals Corp.	68,585
2,100	[2]	Sierra Health Services, Inc.	100,212
2,900	[2]	Sola International, Inc.	55,622
2,800	[2]	Sonic Innovations, Inc.	10,528
1,487	[2]	SonoSight, Inc.	42,952
700	[2]	Specialty Labratories, Inc.	6,797
6,500	[2]	Steris Corp.	134,745
10,060	[2]	Stewart Enterprises, Inc., Class A	71,627
1,488	[2]	Sunrise Senior Living, Inc.	56,708
4,626	[2]	SuperGen, Inc.	28,219
832	[2]	SurModics, Inc.	22,339
3,600	[2]	Sybron Dental Specialties, Inc.	117,252
400	[2]	Symbion, Inc.	6,216
2,300	[2]	Tanox, Inc.	36,110
4,400	[2]	Techne Corp.	158,488
4,800	[2]	Telik, Inc.	88,560
1,800	[2]	Third Wave Technologies, Inc.	13,824
3,430	[2]	Thoratec Laboratories Corp.	30,115
3,403	[2]	Transkaryotic Therapies, Inc.	58,906
2,300	[2]	TriPath Imaging, Inc.	15,801
2,935	[2]	TriZetto Group, Inc.	19,958
1,690	[2]	Trimeris, Inc.	19,452
3,000	[2]	United Surgical Partners International, Inc.	105,030
2,273	[2]	United Therapeutics Corp.	71,054
1,900	[2]	Urologix, Inc.	9,310
4,543	[2]	VISX, Inc.	75,777
7,800		Valeant Pharmaceuticals International	187,200
Shares			Value
		COMMON STOCKS--continued [1]
		Healthcare--continued
3,260	[2]	Varian, Inc.	$118,925
974	[2]	Ventana Medical Systems	52,713
2,200	[2]	Ventiv Health, Inc.	38,060
7,600	[2]	Vertex Pharmaceuticals, Inc.	82,688
2,900	[2]	Viasys Healthcare, Inc.	49,561
4,800	[2]	Vicuron Pharmaceuticals, Inc.	67,296
5,200	[2]	Vion Pharmaceuticals, Inc.	24,284
1,200	[2]	VistaCare, Inc., Class A	18,600
501		Vital Signs, Inc.	17,347
218	[2]	WebMD Corp.	1,648
500	[2]	Wellcare Group, Inc.	11,450
2,784		West Pharmaceutical Services, Inc.	63,781
1,900	[2]	Wilson Greatbatch Technology, Inc.	32,205
2,500	[2]	Wright Medical Group, Inc.	64,575
400		Young Innovations, Inc.	12,860
4,000	[2]	Zila, Inc.	18,060
894	[2]	Zoll Medical Corp.	28,608
1,500	[2]	Zymogenetics, Inc.	28,335
4,625	[2]	eResearch Technology, Inc.	54,066
		TOTAL	12,259,018
		Industrials--13.5%
800	[2]	A.S.V., Inc.	28,960
3,867	[2]	AAR Corp.	45,437
3,504		ABM Industries, Inc.	72,708
700	[2]	AMERCO	28,266
800	[2]	Aaon, Inc.	11,760
2,100		Aceto Corp.	33,096
2,500	[2]	Actuant Corp.	99,175
3,977		Acuity Brands, Inc.	105,510
2,026	[2]	Administaff, Inc.	23,198
7,894	[2]	AirTran Holdings, Inc.	91,728
2,251	[2]	Alaska Air Group, Inc.	59,291
2,456		Albany International Corp., Class A	73,729
4,059		Alexander and Baldwin, Inc.	148,783
3,300	[2]	America West Holdings Corp., Class B	15,114
2,100	[2]	American Superconductor Corp.	24,266
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
1,000		American Woodmark Corp.	$37,180
800		Ameron, Inc.	27,064
800		Angelica Corp.	19,200
3,200		Apogee Enterprises, Inc.	40,992
2,126		Applied Industrial Technologies, Inc.	79,087
900		Applied Signal Technology, Inc.	27,261
1,484		Arkansas Best Corp.	58,010
2,620	[2]	Armor Holdings, Inc.	96,992
4,238	[2]	Artesyn Technologies, Inc.	41,109
300	[2]	Asset Acceptance Capital Corp.	5,468
1,261	[2]	Astec Industries, Inc.	18,272
783		Aura Systems, Inc., Warrants	0
2,200	[2]	Aviall, Inc.	47,630
3,700	[2]	BE Aerospace, Inc.	31,746
3,076		Baldor Electric Co.	72,071
2,600		Banta Corp.	105,768
1,478		Barnes Group, Inc.	38,428
3,255		Bowne & Co., Inc.	40,460
1,687		Brady (W.H.) Co.	91,486
1,273	[2]	Bright Horizons Family Solutions, Inc.	80,581
650	[2]	Bucyrus International, Inc.	19,500
2,329		C&D Technologies, Inc.	41,689
1,351		CDI Corp.	22,292
1,100		CIRCOR International, Inc.	20,845
2,409		CLARCOR, Inc.	118,764
6,200	[2]	Capstone Turbine Corp.	10,974
1,100		Cascade Corp.	32,670
2,009	[2]	Casella Waste Systems, Inc.	24,952
2,000	[2]	Central Freight Lines, Inc.	11,180
1,765		Central Parking Corp.	23,916
5,959	[2]	Century Business Services, Inc.	26,398
1,400	[2]	Ceradyne, Inc.	60,046
600	[2]	Charles River Associates, Inc.	24,108
1,545	[2]	CoStar Group, Inc.	62,372
2,625	[2]	Coinstar, Inc.	67,804
2,900	[2]	Comfort Systems USA, Inc.	20,097
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
550	[2]	Commercial Vehicle Group, Inc.	$8,894
1,100	[2]	Consolidated Graphics, Inc.	46,970
5,700	[2]	Continental Airlines, Inc., Class B	52,896
1,700	[2]	Cornell Corrections, Inc.	23,460
3,697	[2]	Corrections Corp. of America	128,471
900	[2]	Covenant Transport, Inc., Class A	15,584
1,500		Cubic Corp.	33,000
1,748	[2]	Cuno, Inc.	100,510
1,932		Curtiss Wright Corp.	107,825
1,821	[2]	DRS Technologies, Inc.	65,957
12,000	[2]	Delta Air Lines, Inc.	65,400
2,100	[2]	DiamondCluster International, Inc., Class A	25,589
2,400	[2]	Dollar Thrifty Automotive Group	57,888
700	[2]	Ducommun, Inc.	16,499
1,100	[2]	Duratek, Inc.	22,248
4,500	[2]	Dycom Industries, Inc.	146,925
1,500		EDO Corp.	41,970
3,842	[2]	EGL, Inc.	122,867
1,383	[2]	ESCO Technologies, Inc.	96,533
1,479	[2]	Electro Rent Corp.	16,764
2,367		ElkCorp	66,631
1,378	[2]	Emcor Group, Inc.	54,527
1,900	[2]	EnPro Industries, Inc.	41,724
1,650	[2]	Encore Wire Corp.	20,312
800	[2]	EnerSys, Inc.	10,560
1,775	[2]	Energy Conversion Devices, Inc.	29,882
2,025		Engineered Support Systems, Inc.	97,281
1,500		Ennis Business Forms, Inc.	30,345
1,951	[2]	Esterline Technologies Corp.	61,652
1,000	[2]	Exponent, Inc.	27,000
3,200	[2]	ExpressJet Holdings, Inc.	35,584
3,950	[2]	FTI Consulting, Inc.	74,102
4,513		Federal Signal Corp.	75,006
700	[2]	First Advantage Corp., Class A	11,676
2,100	[2]	Flanders Corp.	17,252
2,000		Florida East Coast Industries, Inc.	75,720
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
5,100	[2]	Flowserve Corp.	$110,058
4,238	[2]	Flyi, Inc.	5,933
2,001	[2]	Forward Air Corp.	82,381
1,440		Franklin Electronics, Inc.	55,267
3,361	[2]	Frontier Airlines, Inc.	28,098
3,940	[2]	Fuelcell Energy, Inc.	48,600
1,655		G & K Services, Inc., Class A	65,025
1,945	[2]	Gardner Denver, Inc.	58,311
4,090	[2]	GenCorp, Inc.	56,851
600	[2]	General Binding Corp.	8,565
3,667	[2]	General Cable Corp.	45,104
1,650	[2]	Genesee & Wyoming, Inc., Class A	41,778
1,254	[2]	Genlyte Group, Inc.	92,244
900	[2]	Geo Group, Inc.	18,009
2,200		Gevity HR, Inc.	39,182
2,700	[2]	Global Power Equipment Group	21,762
900		Gorman Rupp Co.	19,530
3,066		Granite Construction, Inc.	74,442
200		Greenbrier Cos., Inc.	4,938
900	[2]	Greg Manning Auctions, Inc.	8,969
3,029	[2]	Griffon Corp.	67,395
2,691		Harland (John H.) Co.	86,731
1,400		Healthcare Services Group, Inc.	25,942
4,500		Heartland Express, Inc.	92,070
1,758		Heico Corp.	31,820
2,022	[2]	Heidrick & Struggles International, Inc.	57,900
1,500	[2]	Herley Industries, Inc.	26,355
1,969	[2]	Hexcel Corp.	30,520
400	[2]	Hub Group, Inc.	16,088
1,300	[2]	Hudson Highland Group, Inc.	37,135
4,687		IDEX Corp.	172,950
1,074	[2]	II-VI, Inc.	36,774
1,600	[2]	Imagistics International, Inc.	55,072
200	[2]	Infrasource Services, Inc.	2,088
900	[2]	Innovative Solutions and Support, Inc.	18,882
2,792	[2]	Insituform Technologies, Inc., Class A	55,337
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
906	[2]	Insurance Automotive Auctions, Inc.	$17,404
3,103	[2]	Integrated Electrical Services	11,791
2,742	[2]	Intermagnetics General Corp.	69,894
1,100	[2]	Intersections, Inc.	14,735
1,500	[2]	Invision Technologies, Inc.	69,270
1,943	[2]	Ionics, Inc.	55,376
4,563		JLG Industries, Inc.	76,111
3,800		Jackson Hewitt Tax Service, Inc.	79,800
7,078	[2]	Jacuzzi Brands, Inc.	61,225
5,100		Joy Global, Inc.	172,329
1,800	[2]	KForce Com, Inc.	19,062
1,900	[2]	KVH Industries, Inc.	15,941
1,228	[2]	Kadant, Inc.	22,165
2,341		Kaman Corp., Class A	25,751
6,300	[2]	Kansas City Southern Industries, Inc.	106,785
2,668		Kaydon Corp.	78,973
1,620		Kelly Services, Inc., Class A	43,602
3,695		Kennametal, Inc.	171,928
2,035	[2]	Kirby Corp.	85,470
3,448	[2]	Knight Transportation, Inc.	80,994
3,308	[2]	Korn/Ferry International	57,559
1,800	[2]	LECG Corp.	32,922
1,875		LSI Industries, Inc.	19,969
4,270	[2]	Labor Ready, Inc.	61,275
9,700	[2]	Laidlaw International, Inc.	161,699
3,024	[2]	Landstar System, Inc.	205,451
425		Lawson Products, Inc.	18,403
1,500	[2]	Layne Christensen Co.	25,845
1,526	[2]	Learning Tree International, Inc.	21,028
4,160		Lennox International, Inc.	60,154
3,420		Lincoln Electric Holdings	114,160
1,072		Lindsay Manufacturing Co.	25,278
2,425	[2]	MOOG, Inc., Class A	91,010
600	[2]	MTC Technologies, Inc.	16,395
2,500	[2]	Magnetek, Inc.	15,375
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
2,452		Manitowoc, Inc.	$86,556
400	[2]	Marten TransA Pittsburgh Christmas CarolA Pittsburgh Christmas Carolport Ltd.	7,324
2,100	[2]	Mastec, Inc.	14,511
756		McGrath Rentcorp.	29,431
1,199	[2]	Medis Technologies Ltd.	15,431
928	[2]	MemberWorks, Inc.	27,654
2,447	[2]	Mercury Computer Systems, Inc.	61,799
3,322	[2]	Mesa Air Group, Inc.	19,068
2,500	[2]	Microvision, Inc.	13,300
600		Middleby Corp.	29,417
4,006		Milacron, Inc.	11,017
1,811		Milacron, Inc., Rights	1,358
1,076	[2]	Mobile Mini, Inc.	30,515
3,581		Mueller Industries, Inc.	95,469
414		NACCO Industries, Inc., Class A	38,692
2,027	[2]	NCI Building System, Inc.	65,168
2,427	[2]	NCO Group, Inc.	64,922
4,339	[2]	Navigant Consulting, Inc.	107,911
2,786		Nordson Corp.	97,566
7,300	[2]	Northwest Airlines Corp., Class A	64,605
300	[2]	NuCo2, Inc.	6,360
1,550	[2]	Old Dominion Freight Lines, Inc.	43,439
4,562	[2]	Orbital Sciences Corp.	47,217
2,200		Overnite Corp.	71,192
400	[2]	P.A.M. Transportation Services, Inc.	7,524
766	[2]	PICO Holdings, Inc.	14,477
3,837	[2]	PRG-Schultz International, Inc.	19,876
3,100	[2]	Pacer International, Inc.	55,025
970		Penn Engineering & Manufacturing Corp.	17,363
1,200	[2]	Perini Corp.	18,960
1,400	[2]	Pinnacle Airlines Corp.	15,176
5,800	[2]	Plug Power, Inc.	34,713
1,300	[2]	Portfolio Recovery Associates, Inc.	43,836
600	[2]	Powell Industries, Inc.	9,672
6,000	[2]	Power-One, Inc.	42,120
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
1,331	[2]	Pre-Paid Legal Services, Inc.	$37,122
1,500	[2]	Princeton Review (The), Inc.	8,708
6,700	[2]	Quanta Services, Inc.	45,024
900		Quixote Corp.	16,178
3,100	[2]	RailAmerica, Inc.	34,379
1,400		Raven Industries, Inc.	31,584
2,498		Regal Beloit Corp.	58,453
2,686		Reliance Steel & Aluminum Co.	92,184
2,000	[2]	Resources Connection, Inc.	83,960
1,047		Robbins & Myers, Inc.	21,830
1,827		Rollins, Inc.	48,141
1,901	[2]	SCS Transportation, Inc.	34,351
800	[2]	SI International, Inc.	20,744
4,300	[2]	SITEL Corp.	8,127
1,474	[2]	SOURCECORP, Inc.	24,734
800		Schawk, Inc.	13,296
1,260	[2]	School Specialty, Inc.	51,559
474	[2]	Sequa Corp., Class A	25,587
5,900	[2]	Shaw Group, Inc.	71,921
1,754		Simpson Manufacturing Co., Inc.	112,747
5,500		SkyWest, Inc.	93,940
1,804		Smith (A.O.) Corp.	47,878
4,241	[2]	Sothebys Holdings, Inc., Class A	79,264
6,265	[2]	Spherion Corp.	45,045
1,630		Standard Register	17,311
1,177		Standex International Corp.	30,826
3,365		Stewart & Stevenson Services	57,205
1,300		Strayer Education, Inc.	126,152
4,600	[2]	Swift Transportation Co.	86,940
500		Sypris Solutiions, Inc.	6,900
900	[2]	TRC Cos., Inc.	15,678
1,726		Tecumseh Products Co., Class A	74,701
3,500	[2]	TeleTech Holdings, Inc.	35,000
3,052	[2]	Teledyne Technologies, Inc.	78,040
761		Tennant Co.	31,049
4,662	[2]	Terex Corp.	177,156
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
5,787	[2]	Tetra Tech, Inc.	$76,041
5,500	[2]	Thomas & Betts Corp.	155,870
1,176		Thomas Industries, Inc.	39,749
2,552		Toro Co.	174,174
2,621		Tredegar Industries, Inc.	43,902
1,029	[2]	Trex Co. Inc.	41,283
3,936		Trinity Industries, Inc.	122,646
1,510	[2]	Triumph Group, Inc.	51,884
2,600	[2]	U.S.G. Corp.	58,214
2,928	[2]	URS Corp.	80,813
600	[2]	US Xpress Enterprises, Inc., Class A	12,270
2,933		USF Corp.	105,119
1,100	[2]	Ultralife Batteries, Inc.	12,144
1,100		United Industrial Corp.	35,200
4,000	[2]	United Rentals, Inc.	61,800
3,193	[2]	United Stationers, Inc.	142,089
1,638		Universal Forest Products, Inc.	60,074
1,300	[2]	Universal Technical Institute, Inc.	42,653
4,500	[2]	Valence Technology, Inc.	14,490
1,364		Valmont Industries, Inc.	29,667
1,766		Vicor Corp.	16,406
774	[2]	Volt Information Science, Inc.	22,485
2,572	[2]	Wabash National Corp.	63,220
3,835		Wabtec Corp.	77,735
2,451		Walter Industries, Inc.	41,692
2,600	[2]	Washington Group International, Inc.	90,662
4,486	[2]	Waste Connections, Inc.	141,399
500	[2]	Water Pik Technologies, Inc.	7,830
1,948		Watsco, Inc.	55,440
3,000		Watson Wyatt & Co. Holdings	79,650
2,280		Watts Industries, Inc., Class A	59,143
4,400		Werner Enterprises, Inc.	93,280
898		Woodward Governor Co.	54,374
3,800		York International Corp.	120,992
		TOTAL	13,692,940
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--17.1%
2,000	[2]	24/7 Media, Inc.	$7,000
2,800	[2]	AMIS Holdings, Inc.	42,560
3,270	[2]	ATMI, Inc.	76,355
2,832	[2]	Accelrys, Inc.	16,312
3,251	[2]	Actel Corp.	49,318
4,400	[2]	ActivCard Corp.	35,156
3,700	[2]	Actuate Software Corp.	9,158
10,200	[2]	Adaptec, Inc.	79,560
700	[2]	Ade Corp.	10,745
6,494	[2]	Advanced Digital Information Corp.	58,121
1,969	[2]	Advanced Energy Industries, Inc.	19,414
2,900	[2]	Advent Software, Inc.	60,494
6,194	[2]	Aeroflex, Inc.	68,753
4,900	[2]	Agile Software Corp.	41,846
3,379		Agilysys, Inc.	57,747
2,900	[2]	Airspan Networks, Inc.	17,777
3,088	[2]	Alliance Semiconductor Corp.	10,654
1,900	[2]	Altiris, Inc.	51,671
2,180	[2]	Anaren Microwave, Inc.	26,694
3,330	[2]	Anixter International, Inc.	128,671
300	[2]	Ansoft Corp.	4,800
3,700	[2]	AnswerThink Consulting Group, Inc.	14,856
3,400	[2]	Ansys, Inc.	93,840
2,500	[2]	Anteon International Corp.	98,250
1,500	[2]	Applied Films Corp.	34,785
6,479	[2]	Ariba, Inc.	99,453
7,900	[2]	Arris Group, Inc.	36,735
2,700	[2]	Artisan Components, Inc.	87,318
6,625	[2]	Ascential Software Corp.	93,346
4,000	[2]	Asiainfo Holdings, Inc.	18,800
3,800	[2]	Aspect Communications Corp.	36,157
5,179	[2]	Aspen Technology, Inc.	31,126
4,448	[2]	Asyst Technologies, Inc.	23,819
1,340	[2]	Atari, Inc.	2,010
400	[2]	Atheros Communications	4,800
2,198	[2]	Audiovox Corp., Class A	31,651
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
1,300	[2]	August Technology Corp.	$10,134
2,500	[2]	Authentidate Holding Corp.	17,375
4,100	[2]	Autobytel.com, Inc.	28,536
6,300	[2]	Avanex Corp.	17,325
9,300	[2]	Axcelis Technologies, Inc.	79,980
1,400		BEI Technologies, Inc.	41,846
1,000		Bel Fuse, Inc.	33,550
4,372	[2]	Belden CDT, Inc.	97,190
3,828	[2]	Benchmark Electronics, Inc.	130,037
11,300	[2]	Bisys Group, Inc.	164,980
1,722		Black Box Corp.	67,640
400	[2]	Blackboard Inc.	7,124
1,100	[2]	Blue Coat Systems, Inc.	19,151
7,520	[2]	Borland Software Corp.	77,005
2,200	[2]	Brightpoint, Inc.	33,418
24,300	[2]	Brocade Communications Systems, Inc.	164,997
4,201	[2]	Brooks Automation, Inc.	62,511
3,824	[2]	C-COR Electronics, Inc.	28,756
3,008	[2]	CACI International, Inc., Class A	183,398
738	[2]	CCC Information Service Group, Inc.	13,520
35,300	[2]	CMG Information Services, Inc.	48,361
11,900	[2]	CNET, Inc.	97,223
5,500	[2]	CSG Systems International, Inc.	92,455
3,350		CTS Corp.	44,254
2,300	[2]	Cabot Microelectronics Corp.	82,869
1,700	[2]	California Micro Devices Corp.	13,260
2,200	[2]	Captaris, Inc.	10,120
1,500	[2]	Carreker-Antinori, Inc.	13,545
1,600	[2]	Carrier Access Corp.	14,144
600	[2]	Catapult Communications Corp.	14,736
3,532	[2]	Checkpoint Systems, Inc.	60,397
200	[2]	Cherokee International Corp	1,380
6,700	[2]	Chordiant Software, Inc.	16,482
4,780	[2]	Ciber, Inc.	43,211
7,700	[2]	Cirrus Logic, Inc.	38,885
4,100		Cognex Corp.	104,960
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
2,844	[2]	Coherent, Inc.	$68,626
2,721		Cohu, Inc.	42,665
5,400	[2]	CommScope, Inc.	97,254
1,750	[2]	Comtech Telecommunications Corp.	47,968
1,800	[2]	Concord Communications, Inc.	14,796
2,400	[2]	Concur Technologies, Inc.	24,972
2,300	[2]	Corillian Corp.	11,316
1,500	[2]	Covansys Corp.	17,280
8,000	[2]	Cray, Inc.	26,760
9,040	[2]	Credence Systems Corp.	68,252
1,300	[2]	CyberGuard Corp.	7,033
1,000	[2]	Cyberoptics Corp.	10,900
3,600	[2]	Cybersource Corp.	23,544
4	[2]	CycleLogic, Inc.	0
3,300	[2]	Cymer, Inc.	94,116
2,000	[2]	DDI Corp.	7,880
1,918	[2]	DSP Group, Inc.	38,034
1,300	[2]	Daktronics, Inc.	32,084
1,600	[2]	Digi International, Inc.	21,904
1,583	[2]	Digimarc Corp.	14,690
3,590	[2]	Digital Insight Corp.	56,219
3,000	[2]	Digital River, Inc.	99,900
1,500	[2]	Digital Theater Systems, Inc.	25,515
4,867	[2]	Digitas, Inc.	43,803
650	[2]	Diodes, Inc.	19,000
2,101	[2]	Dionex Corp.	117,656
2,800	[2]	Ditech Communications Corp.	64,232
4,500	[2]	Dot Hill Systems Corp.	28,125
10,600	[2]	DoubleClick, Inc.	67,416
1,960	[2]	Dupont Photomasks, Inc.	51,391
7,100	[2]	E.piphany, Inc.	31,098
1,300	[2]	EPIQ Systems, Inc.	19,474
3,684	[2]	ESS Technology, Inc.	24,093
14,000	[2]	Eagle Broadband, Inc.	8,680
13,000	[2]	EarthLink Network, Inc.	134,290
2,600	[2]	Echelon Corp.	18,356
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
2,639	[2]	Electro Scientific Industries, Inc.	$44,757
4,700	[2]	Electronics for Imaging, Inc.	84,788
1,789	[2]	Embarcadero Technologies, Inc.	14,545
7,700	[2]	Emulex Corp.	80,927
4,100	[2]	Entegris, Inc.	37,946
19,700	[2]	Enterasys Networks, Inc.	27,580
5,300	[2]	Entrust Technologies, Inc.	17,490
4,000	[2]	Epicor Software Corp.	61,480
800	[2]	Equinix, Inc.	30,152
2,700	[2]	Euronet Worldwide, Inc.	61,884
4,844	[2]	Exar Corp.	72,757
950	[2]	Excel Technology, Inc.	23,959
10,100	[2]	Extreme Networks, Inc.	59,085
3,396	[2]	F5 Networks, Inc.	135,670
2,231	[2]	FEI Co.	43,192
2,200	[2]	FSI International, Inc.	10,263
1,900		FactSet Research Systems	94,696
2,473	[2]	FalconStor Software, Inc.	19,339
1,300	[2]	Faro Technologies, Inc.	32,305
3,537	[2]	Filenet Corp.	98,435
1,700	[2]	FindWhat.com	34,085
14,500	[2]	Finisar Corp.	21,315
2,500	[2]	FormFactor, Inc.	58,625
1,241	[2]	Forrester Research, Inc.	19,142
5,641	[2]	Gartner Group, Inc., Class A	67,128
800	[2]	Gartner Group, Inc., Class B	9,288
20,800	[2]	Gateway, Inc.	121,680
2,700	[2]	Genesis Microchip, Inc.	38,259
2,200	[2]	Global Imaging Systems, Inc.	77,440
250	[2]	Greenfield Online, Inc.	5,258
6,700	[2]	Harmonic Lightwaves, Inc.	55,744
3,051		Helix Technology Corp.	42,836
1,040	[2]	Hewitt Associates, Inc.	29,151
9,300	[2]	Homestore.com, Inc.	22,739
2,160	[2]	Hutchinson Technology, Inc.	72,598
4,500	[2]	Hypercom Corp.	29,160
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
3,692	[2]	Hyperion Solutions Corp.	$148,160
1,900	[2]	IGATE Capital Corp.	6,565
400	[2]	INTAC International, Inc.	3,182
1,744	[2]	IXYS Corp.	12,417
9,264	[2]	Identix, Inc.	67,535
3,300		Imation Corp.	103,191
3,997	[2]	InFocus Corp.	25,741
3,200	[2]	InfoSpace.com, Inc.	168,000
3,024	[2]	InfoUSA, Inc.	31,676
1,200	[2]	Infocrossing, Inc.	17,652
8,000	[2]	Informatica Corp.	62,480
9,900	[2]	Integrated Device Technology, Inc.	117,018
3,665	[2]	Integrated Silicon Solution, Inc.	27,524
2,280		Inter-Tel, Inc.	61,560
500	[2]	InterVideo, Inc.	5,808
2,172	[2]	Intercept Group, Inc.	40,812
5,200	[2]	Interdigital Communications Corp.	82,680
4,118	[2]	Intergraph Corp.	102,682
19,800	[2]	Internap Network Services Corp.	15,246
4,700	[2]	Internet Capital Group, Inc.	32,242
3,800	[2]	Internet Security Systems, Inc.	82,688
3,500	[2]	Intervoice, Inc.	43,330
3,825	[2]	Interwoven, Inc.	34,693
1,000	[2]	Intevac, Inc.	5,015
1,600	[2]	Intrado, Inc.	21,664
4,812	[2]	Iomega Corp.	22,135
1,500	[2]	Itron, Inc.	31,410
2,400	[2]	Ixia	30,648
2,793	[2]	JDA Software Group, Inc.	31,365
2,100	[2]	Jupitermedia Corp.	41,654
350	[2]	Kanbay International, Inc.	8,362
4,700	[2]	Keane, Inc.	74,307
1,056		Keithley Instruments, Inc.	18,469
8,100	[2]	Kemet Corp.	62,856
1,418	[2]	Keynote Systems, Inc.	19,944
100	[2]	Kintera, Inc.	957
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
2,100	[2]	Komag, Inc.	$35,648
6,600	[2]	Kopin Corp.	24,156
3,215	[2]	Kronos, Inc.	157,696
4,794	[2]	Kulicke & Soffa Industries	34,229
6,131	[2]	LTX Corp.	39,852
800		Landauer, Inc.	39,008
1,600	[2]	LaserCard, Corp.	13,200
10,600	[2]	Lattice Semiconductor Corp.	52,682
4,600	[2]	Lawson Software Inc.	26,312
400	[2]	LeCroy Corp.	6,732
4,100	[2]	Lexar Media, Inc.	27,716
4,100	[2]	Lionbridge Technologies, Inc.	19,229
2,264	[2]	Littelfuse, Inc.	73,852
9,200	[2]	LookSmart Ltd.	15,364
2,300	[2]	MAPICS, Inc.	20,493
1,763	[2]	MICROS Systems Corp.	104,229
3,300	[2]	MIPS Technologies, Inc.	26,895
3,000	[2]	MKS Instruments, Inc.	47,460
9,858	[2]	MPS Group, Inc.	103,805
1,858	[2]	MRO Software, Inc.	20,252
9,890	[2]	MRV Communications, Inc.	34,318
2,500	[2]	MSC Software Corp.	21,725
2,300		MTS Systems Corp.	59,329
4,600	[2]	Macrovision Corp.	124,384
2,300	[2]	Magma Design Automation	29,831
2,100	[2]	ManTech International Corp., Class A	45,402
2,812	[2]	Manhattan Associates, Inc.	57,843
6,100	[2]	Manugistics Group, Inc.	15,555
1,600	[2]	Mapinfo Corp.	15,824
500	[2]	Marketwatch.Com, Inc.	6,628
4,518	[2]	MatrixOne, Inc.	25,753
3,471	[2]	Mattson Technology, Inc.	29,122
1,779	[2]	Maximus, Inc.	48,353
700		Maxwell Technologies, Inc.	7,385
11,000	[2]	McData Corp., Class A	69,080
800	[2]	Measurement Specialties, Inc.	20,720
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
6,600	[2]	Mentor Graphics Corp.	$76,824
2,400	[2]	Merix Corp.	24,720
3,286		Methode Electronics, Inc., Class A	44,131
1,000	[2]	Metrologic Instruments, Inc.	18,650
6,400	[2]	Micrel, Inc.	71,872
737	[2]	MicroStrategy, Inc., Class A	44,205
7,300	[2]	Micromuse, Inc.	31,317
5,608	[2]	Microsemi Corp.	87,148
3,600	[2]	Microtune, Inc.	15,876
4,289	[2]	Midway Games, Inc.	40,617
9,300	[2]	Mindspeed Technologies, Inc.	22,041
1,900	[2]	Mobility Electronics, Inc.	13,338
2,200	[2]	Monolithic System Technology, Inc.	9,702
3,900	[2]	Mykrolis Corp.	40,989
2,900	[2]	NIC, Inc.	12,209
3,900	[2]	NMS Communications Corp.	17,024
900	[2]	Neoforma, Inc.	6,210
4,994	[2]	Net2Phone, Inc.	17,329
5,500	[2]	NetIQ Corp.	69,740
1,168	[2]	NetRatings, Inc.	22,028
2,023	[2]	NetScout Systems, Inc.	13,311
2,719	[2]	Netegrity, Inc.	28,957
1,700	[2]	Netgear, Inc.	23,171
3,200	[2]	Network Equipment Technologies, Inc.	27,296
4,000	[2]	Newport Corp.	45,160
2,100	[2]	Novatel Wireless, Inc.	43,575
12,400	[2]	ON Semiconductor Corp.	44,640
1,100	[2]	OPNET Technologies, Inc.	8,410
1,300	[2]	OSI Systems, Inc.	22,633
6,200	[2]	Omnivision Technologies, Inc.	98,580
1,300	[2]	Open Solutions, Inc.	36,615
6,033	[2]	Openwave Systems, Inc.	71,008
10,000	[2]	Oplink Communications, Inc.	19,250
5,000	[2]	Opsware, Inc.	27,050
1,700	[2]	Optical Communication Products, Inc.	3,621
1,300	[2]	Overland Storage, Inc.	18,733
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
652	[2]	PC Connections, Inc.	$4,818
1,981	[2]	PC-Tel, Inc.	15,274
1,300	[2]	PDF Solutions, Inc.	16,900
2,200	[2]	PLATO Learning, Inc.	19,591
2,000	[2]	PLX Technology, Inc.	18,030
3,061	[2]	Packeteer, Inc.	37,773
3,939	[2]	PalmOne, Inc.	114,113
1,810	[2]	PalmSource, Inc.	40,580
2,900	[2]	Paradyne Networks, Inc.	11,107
25,100	[2]	Parametric Technology Corp.	130,269
1,692		Park Electrochemical Corp.	35,549
3,352	[2]	Paxar Corp.	73,912
880	[2]	Pec Solutions, Inc.	12,329
2,923	[2]	Pegasus Systems, Inc.	30,428
700	[2]	Pegasystems, Inc.	5,191
2,084	[2]	Pericom Semiconductor Corp.	18,746
7,100	[2]	Perot Systems Corp.	113,813
1,599	[2]	Photon Dynamics, Inc.	29,262
3,424	[2]	Photronics, Inc.	60,091
6,814	[2]	Pinnacle Systems, Inc.	31,753
3,741	[2]	Pixelworks, Inc.	42,236
1,500	[2]	Planar Systems, Inc.	14,580
4,058	[2]	Plexus Corp.	50,279
4,900	[2]	Portal Software, Inc.	11,834
2,892	[2]	Power Integrations, Inc.	61,889
6,600	[2]	Powerwave Technologies, Inc.	49,302
3,342	[2]	Presstek, Inc.	33,788
5,200	[2]	Procurenet, Inc.	0
3,314	[2]	Progress Software Corp.	65,816
700		QAD, Inc.	5,348
500	[2]	Quality Systems, Inc.	25,320
16,700	[2]	Quantum Corp. - DLT & Storage Systems	44,756
4,700	[2]	Quest Software, Inc.	68,949
2,600	[2]	RAE Systems, Inc.	18,122
5,771	[2]	REMEC, Inc.	31,798
18,600	[2]	RF Micro Devices, Inc.	121,086
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
6,800	[2]	RSA Security, Inc.	$139,128
1,949	[2]	RadiSys Corp.	25,883
10,400	[2]	RealNetworks, Inc.	50,440
2,900	[2]	Redback Networks, Inc.	13,079
679		Renaissance Learning, Inc.	12,915
5,200	[2]	Retek, Inc.	28,704
1,800	[2]	Rofin-Sinar Technologies, Inc.	53,946
1,516	[2]	Rogers Corp.	65,067
1,178	[2]	Rudolph Technologies, Inc.	17,764
6,600	[2]	S1 Corp.	61,974
2,096	[2]	SBS Technologies, Inc.	27,940
2,758	[2]	SERENA Software, Inc.	48,927
1,316	[2]	SPSS, Inc.	17,779
1,100	[2]	SRA International, Inc.	59,136
1,750		SS&C Technologies, Inc.	41,370
11,200	[2]	Safeguard Scientifics, Inc.	18,704
2,220	[2]	Safenet, Inc.	67,999
700	[2]	Salesforce.com Inc.	14,224
7,400	[2]	Sapient Corp.	59,570
7,552	[2]	ScanSoft, Inc.	29,264
1,300	[2]	ScanSource, Inc.	80,509
2,903	[2]	SeaChange International, Inc.	49,467
4,252	[2]	Secure Computing Corp.	33,357
4,689	[2]	SeeBeyond Technology Corp.	14,700
1,543	[2]	Semitool, Inc.	11,935
700	[2]	SiRF Technology Holdings, Inc.	8,288
2,300	[2]	Sigmatel Inc.	67,850
24,394	[2]	Silicon Graphics, Inc.	31,468
6,906	[2]	Silicon Image, Inc.	94,612
7,600	[2]	Silicon Storage Technology	56,620
500	[2]	Siliconix, Inc.	20,705
800	[2]	SimpleTech, Inc.	4,296
2,084	[2]	Sipex Corp.	11,941
14,800	[2]	Skyworks Solutions, Inc.	131,572
2,300	[2]	Sohu.com, Inc.	38,525
1,800	[2]	Sonic Solutions	35,730
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
5,464	[2]	Sonicwall, Inc.	$27,320
3,400	[2]	Spatialight, Inc.	22,134
1,927		SpectraLink Corp.	23,509
300	[2]	Staktek Holdings, Inc.	1,065
1,922	[2]	Standard Microsystems Corp.	42,322
1,080		StarTek, Inc.	29,862
2,800	[2]	Stellent, Inc.	20,104
200	[2]	StorageNetworks, Inc.	0
1,150	[2]	Stratasys, Inc.	33,672
8,700	[2]	Stratex Networks, Inc.	15,791
831	[2]	Supertex, Inc.	17,829
4,500	[2]	Support.com, Inc.	22,815
16,300	[2]	Sycamore Networks, Inc.	59,821
2,300	[2]	Sykes Enterprises, Inc.	13,720
4,200	[2]	Symmetricom, Inc.	35,658
2,600	[2]	Synaptics, Inc.	82,264
200	[2]	Synnex Corp.	3,946
565		Syntel, Inc.	10,453
3,333	[2]	THQ, Inc.	62,994
100	[2]	TNS, Inc.	1,956
3,700	[2]	TTM Technologies	34,651
4,479	[2]	Take-Two Interactive Software, Inc.	147,628
1,280		Talx Corp.	36,288
2,200	[2]	Taser International, Inc.	89,980
3,738	[2]	Technitrol, Inc.	61,004
5,400	[2]	Tekelec, Inc.	120,528
345		Tektronix, Inc.	10,464
6,300	[2]	Terayon Communication Systems, Inc.	10,332
25,300	[2]	Terremark Worldwide, Inc.	14,674
2,100	[2]	Tessera Technologies, Inc.	58,653
3,400	[2]	ThermoGenesis Corp.	18,989
1,700	[2]	Tier Technologies, Inc., Class B	14,671
100	[2]	TippingPoint Technologies, Inc.	2,812
7,900	[2]	Titan Corp.	117,236
1,100	[2]	TransAct Technologies, Inc.	27,522
3,841	[2]	Transaction Systems Architects, Inc., Class A	62,973
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
13,900	[2]	Transmeta Corp.	$29,051
1,400	[2]	Trident Microsystems, Inc.	18,466
5,232	[2]	Trimble Navigation Ltd.	150,106
2,100	[2]	Tripath Technology, Inc.	2,709
12,712	[2]	Triquint Semiconductor, Inc.	45,255
3,700	[2]	Tumbleweed Communications Corp.	15,170
3,400	[2]	Tyler Technologies, Inc.	29,648
4,483	[2]	UNOVA, Inc.	68,814
1,087	[2]	Ulticom, Inc.	18,686
2,100	[2]	Ultimate Software Group, Inc.	27,017
2,243	[2]	Ultratech Stepper, Inc.	38,176
5,000	[2]	United Online, Inc.	46,950
1,790	[2]	Universal Display Corp.	17,596
7,400	[2]	ValueClick, Inc.	68,746
3,446	[2]	Varian Semiconductor Equipment Associates, Inc.	119,266
2,441	[2]	Veeco Instruments, Inc.	47,697
1,000	[2]	Verint Systems, Inc.	38,880
2,802	[2]	Verity, Inc.	36,202
10,000	[2]	Verso Technologies, Inc.	5,200
2,174	[2]	ViaSat, Inc.	41,067
27,000	[2]	Vignette Corp.	29,970
2,600	[2]	Viisage Technology, Inc.	18,798
20,300	[2]	Vitesse Semiconductor Corp.	55,216
1,600	[2]	WJ Communications, Inc.	3,152
3,751	[2]	Watchguard Technologies, Inc.	14,929
2,800	[2]	WebEx Communications, Inc.	61,600
2,388	[2]	Websense, Inc.	96,881
6,300	[2]	Westell Technologies, Inc., Class A	35,343
6,600	[2]	Wind River Systems, Inc.	88,374
2,600	[2]	Witness Systems, Inc.	40,456
1,180		Woodhead Industries, Inc.	18,526
1,906		X-Rite, Inc.	25,121
14,600	[2]	Xybernaut Corp.	17,374
4,225	[2]	Zhone Technologies, Inc.	10,816
2,800		ZixIt Corp.	15,120
4,493	[2]	Zoran Corp.	45,334
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
1,721	[2]	Zygo Corp.	$17,511
4,900	[2]	aQuantive, Inc.	43,855
2,100	[2]	eCollege.com	19,257
4,500	[2]	eFunds Corp.	88,605
3,900	[2]	iPass, Inc.	22,425
1,300	[2]	iPayment Holdings, Inc.	58,253
1,800	[2]	iVillage, Inc.	9,225
1,600	[2]	j2 Global Communications, Inc.	48,240
5,300	[2]	webMethods, Inc.	36,729
		TOTAL	17,320,709
		Materials--5.9%
10,200	[2]	AK Steel Holding Corp.	97,206
1,966		AMCOL International Corp.	34,582
5,600		Airgas, Inc.	137,760
3,400		Albemarle Corp.	121,890
8,500		Allegheny Technologies, Inc.	142,885
500		American Vanguard Corp.	16,185
500	[2]	Anchor Glass Container Corp.	4,300
3,400		Aptargroup, Inc.	159,528
2,093		Arch Chemicals, Inc.	59,337
1,755	[2]	Brush Engineered Materials, Inc.	27,378
2,790	[2]	Buckeye Technologies, Inc.	29,435
3,751		Calgon Carbon Corp.	25,807
2,465		Cambrex Corp.	55,142
3,153	[2]	Caraustar Industries, Inc.	46,885
2,157		Carpenter Technology Corp.	102,371
1,870	[2]	Century Aluminium Co.	43,272
1,529		Chesapeake Corp.	35,488
920	[2]	Cleveland Cliffs, Inc.	67,068
22,500	[2]	Coeur d'Alene Mines Corp.	111,375
2,706		Commercial Metals Corp.	97,822
1,000		Compass Minerals International, Inc.	21,420
11,854		Crompton Corp.	110,242
16,100	[2]	Crown Holdings, Inc.	182,735
3,600		Cytec Industries, Inc.	167,436
992		Deltic Timber Corp.	39,472
Shares			Value
		COMMON STOCKS--continued [1]
		Materials--continued
1,998		Eagle Materials, Inc.	$138,082
3,400	[2]	FMC Corp.	149,090
3,901		Ferro Corp.	82,194
2,636		Fuller (H.B.) Co.	70,908
3,083		Georgia Gulf Corp.	139,567
1,479		Gibraltar Steel Corp.	51,780
2,957		Glatfelter (P.H.) Co.	36,756
7,900	[2]	Grace (W.R.) & Co.	84,688
9,418	[2]	GrafTech International Ltd.	87,211
6,000	[2]	Graphic Packaging Corp.	41,160
4,700		Great Lakes Chemical Corp.	120,414
1,184		Greif Brothers Corp., Class A	49,195
3,600	[2]	Headwaters, Inc.	113,400
13,500	[2]	Hecla Mining Co.	90,990
11,200	[2]	Hercules, Inc.	159,936
2,000	[2]	Imco Recycling, Inc.	23,440
678		Kronos Worldwide, Inc.	27,052
4,820	[2]	Longview Fibre Co.	74,228
2,572		MacDermid, Inc.	81,172
2,100	[2]	Metal Management, Inc.	38,220
1,700	[2]	Metals USA, Inc.	29,002
6,716	[2]	Millennium Chemicals, Inc.	144,260
1,963		Minerals Technologies, Inc.	117,976
10,800	[2]	Mosaic Co./The	162,432
2,259		Myers Industries, Inc.	24,013
722		NL Industries, Inc.	14,404
1,700		NN, Inc.	18,785
1,100	[2]	Newmarket Corp.	24,651
2,700	[2]	OM Group, Inc.	89,073
1,200		Octel Corp.	23,160
6,623		Olin Corp.	123,850
3,468	[2]	Omnova Solutions, Inc.	18,172
2,700	[2]	Oregon Steel Mills, Inc.	39,204
8,542	[2]	Polyone Corp.	64,663
1,488		Pope & Talbot, Inc.	22,439
3,027		Potlatch Corp.	142,541
Shares			Value
		COMMON STOCKS--continued [1]
		Materials--continued
800		Quaker Chemical Corp.	$18,064
1,758		Quanex Corp.	89,131
1,977	[2]	RTI International Metals	39,599
2,404		Rock-Tenn Co.	37,382
2,300		Royal Gold, Inc.	36,823
2,167		Ryerson Tull, Inc.	35,365
1,600		Schnitzer Steel Industries, Inc., Class A	45,200
3,659		Schulman (A.), Inc.	72,631
1,593		Schweitzer-Mauduit International, Inc.	50,275
4,363		Sensient Technologies Corp.	94,764
1,000		Silgan Holdings, Inc.	47,455
2,347		Spartech Corp.	59,144
4,056		Steel Dynamics, Inc.	134,659
600		Steel Technologies, Inc.	14,376
530		Stepan, Co.	12,773
3,790	[2]	Stillwater Mining Co.	46,844
2,901	[2]	Symyx Technologies, Inc.	70,973
3,000	[2]	Terra Industries, Inc.	22,950
2,306		Texas Industries, Inc.	117,445
500	[2]	Titanium Metals Corp.	9,675
1,000	[2]	U.S. Concrete, Inc.	7,000
7,883		USEC, Inc.	76,150
2,040		Valhi, Inc.	31,171
4,295		Wausau-Mosinee Paper Corp.	67,174
4,403		Wellman, Inc.	32,494
500	[2]	Westlake Chemical Corp.	11,535
300	[2]	Wheeling Pittsburgh Corp.	9,495
		TOTAL	5,945,676
		Telecommunication Services--1.0%
3,000	[2]	AT Road, Inc.	18,900
900	[2]	AirGate PCS, Inc.	20,318
6,400	[2]	Alamosa Holdings, Inc.	64,224
100	[2]	Alaska Communications Systems Holdings, Inc.	706
1,600	[2]	Arch Wireless, Inc.	45,744
1,900	[2]	Boston Communications Group, Inc.	17,290
3,660	[2]	Broadwing Corp.	20,825
Shares			Value
		COMMON STOCKS--continued [1]
		Telecommunication Services--continued
1,740		CT Communications, Inc.	$21,785
827	[2]	Centennial Cellular Corp., Class A	5,160
22,900	[2]	Cincinnati Bell, Inc.	78,089
2,402	[2]	Commonwealth Telephone Enterprises, Inc.	109,603
1,200		D & E Communications, Inc.	14,844
9,800	[2]	Dobson Communications Corp., Class A	13,034
1,000	[2]	EMS Technologies, Inc.	17,000
4,276	[2]	General Communications, Inc., Class A	39,168
1,357		Golden Telecom, Inc.	38,661
300	[2]	ITC DeltaCom, Inc.	1,379
5,800	[2]	Infonet Services Corp., Class B	10,556
500	[2]	Metrocall Holdings, Inc.	32,423
1,429		North Pittsburgh Systems, Inc.	29,466
5,300	[2]	PTEK Holdings, Inc.	52,788
4,795	[2]	Price Communications Corp.	76,384
8,700	[2]	Primus Telecommunications Group, Inc.	16,617
5,600	[2]	SBA Communications, Corp.	46,872
600		Shenandoah Telecommunications Co.	15,984
1,400		SureWest Communications	39,669
3,566	[2]	TALK America Holdings, Inc.	20,291
5,100	[2]	Time Warner Telecom, Inc.	26,112
2,600	[2]	Triton PCS, Inc., Class A	6,318
8,600	[2]	UbiquiTel, Inc.	48,762
4,200	[2]	Wireless Facilities, Inc.	30,996
		TOTAL	979,968
		Utilities--3.2%
1,579		American States Water Co.	38,843
18,599	[2]	Aquila, Inc.	58,959
5,809		Atmos Energy Corp.	149,930
4,785		Avista Corp.	85,077
3,500		Black Hills Corp.	103,110
1,504		CH Energy Group, Inc.	67,124
15,300	[2]	CMS Energy Corp.	143,208
1,627		California Water Service Group	47,980
41,500	[2]	Calpine Corp.	103,335
1,652		Cascade Natural Gas Corp.	33,470
Shares			Value
		COMMON STOCKS--continued [1]
		Utilities--continued
1,200		Central VT Public Service Corp.	$26,376
4,480		Cleco Corp.	81,626
750		Connecticut Water Service, Inc.	19,725
7,100		Duquesne Light Holdings, Inc.	121,836
4,415	[2]	El Paso Electric Co.	73,510
2,961		Empire Distribution Electric Co.	61,707
3,400		Energen Corp.	182,852
900		EnergySouth, Inc.	24,363
3,400		Idacorp, Inc.	105,332
2,497		Laclede Group, Inc.	75,285
1,842		MGE Energy, Inc.	58,373
1,133		Middlesex Water Co.	20,252
4,100		NICOR, Inc.	153,832
335	[2]	NUI Corp.	4,509
3,021		New Jersey Resources Corp.	124,193
2,696		Northwest Natural Gas Co.	85,463
2,471		Otter Tail Power Co.	63,925
6,334		PNM Resources, Inc.	147,456
3,500		Peoples Energy Corp.	149,730
3,600		Piedmont Natural Gas, Inc.	163,908
582		SJW Corp.	19,707
10,466	[2]	Sierra Pacific Resources	100,474
1,382		South Jersey Industries, Inc.	65,230
6,398	[2]	Southern Union Co.	140,564
3,178		Southwest Gas Corp.	77,639
2,533		Southwest Water Co.	32,562
1,465		UIL Holdings Corp.	74,246
2,906		UniSource Energy Corp.	71,459
4,500		WGL Holdings, Inc.	128,025
		TOTAL	3,285,195
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,564,776)	97,698,232
Shares or Principal Amount			Value
		PREFERRED STOCKS--0.0%
		Healthcare--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	$0
		CORPORATE BONDS--0.0%
		Industrials--0.0%
$30,438		Mueller Industries, Inc., Sub., 6.00%, 11/1/2014	30,210
283		TIMCO Aviation Services, Sub. Note, 8.00%, 1/2/2007	16
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21)	30,226
		U.S. TREASURY--1.0%
1,020,000	[3]	United States Treasury Bill, 1/13/2005 (IDENTIFIED COST $1,016,525)	1,016,216
		MUTUAL FUND--0.0%
900		Gladstone Capital Corp. (IDENTIFIED COST $16,245)	20,790
		REPURCHASE AGREEMENT--2.6%
2,609,000		Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.89%, dated 10/29/2004 to be repurchased at $2,609,411 on 11/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034, collateral market value $1,122,003,015 (AT AMORTIZED COST)	2,609,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $76,235,299) [4]	101,374,464
		OTHER ASSETS AND LIABILITIES - NET--0.0%	35,540
		TOTAL NET ASSETS--100%	$101,410,004

1 The Fund purchases index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $3,507,000 at October 31, 2004, which represents 3.5% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.8%.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $80,143,802.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value (identified cost $76,235,299)		$101,374,464
Cash		13,317
Income receivable		74,414
Receivable for investments sold		4,169
Receivable for shares sold		143,297
TOTAL ASSETS		101,609,661
Liabilities:
Payable for shares redeemed	$90,992
Payable for daily variation margin	3,000
Payable for custodian fees	10,984
Payable for transfer and dividend disbursing agent fees and expenses	28,091
Payable for portfolio accounting fees	14,667
Payable for distribution services fee (Note 5)	6,551
Payable for shareholder services fee (Note 5)	11,406
Payable for printing and postage	33,966
TOTAL LIABILITIES		199,657
Net assets for 7,232,529 shares outstanding		$101,410,004
Net Assets Consist of:
Paid-in capital		$84,345,965
Net unrealized appreciation of investments and futures contracts		25,222,224
Accumulated net realized loss on investments and futures contracts		(8,193,430)
Undistributed net investment income		35,245
TOTAL NET ASSETS		$101,410,004
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($90,936,619 ÷ 6,469,952 shares outstanding), no par value, unlimited shares authorized		$14.06
Class C Shares:
Net asset value per share ($10,473,385 ÷ 762,577 shares outstanding), no par value, unlimited shares authorized		$13.73
Offering price per share (100/99.00 of $13.73) [1]		$13.87
Redemption proceeds per share (99.00/100 of $13.73) [1]		$13.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (net of foreign taxes withheld of $385)			$1,079,376
Interest			47,178
TOTAL INCOME			1,126,554
Expenses:
Management fee (Note 5)		$523,524
Custodian fees		32,970
Transfer and dividend disbursing agent fees and expenses (Note 5)		97,234
Directors'/Trustees' fees		3,796
Auditing fees		15,502
Legal fees		7,573
Portfolio accounting fees (Note 5)		116,999
Distribution services fee--Class C Shares (Note 5)		73,585
Shareholder services fee--Institutional Shares (Note 5)		237,234
Shareholder services fee--Class C Shares (Note 5)		24,528
Share registration costs		32,192
Printing and postage		86,651
Insurance premiums		6,411
Miscellaneous		13,739
TOTAL EXPENSES		1,271,938
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(103,039)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,253)
Waiver of shareholder services fee--Institutional Shares	(123,362)
TOTAL WAIVERS AND REIMBURSEMENT		(227,654)
Net expenses			1,044,284
Net investment income			82,270
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			7,358,599
Net realized gain on futures contracts			1,005,160
Net increase due to reimbursement from manager (Note 5)			173,364
Net change in unrealized appreciation of investments			2,111,167
Net change in unrealized appreciation of futures contracts			(124,429)
Net realized and unrealized gain on investments and futures contracts			10,523,861
Change in net assets resulting from operations			$10,606,131

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$82,270	$273,397
Net realized gain (loss) on investments and futures contracts	8,363,759	(5,422)
Net increase due to reimbursement from manager (Note 5)	173,364
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,986,738	29,140,441
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,606,131	29,408,416
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(43,776)	(305,638)
Share Transactions:
Proceeds from sale of shares	44,465,217	61,110,038
Net asset value of shares issued to shareholders in payment of distributions declared	34,796	237,530
Cost of shares redeemed	(52,079,883)	(58,820,244)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,579,870)	2,527,324
Change in net assets	2,982,485	31,630,102
Net Assets:
Beginning of period	98,427,519	66,797,417
End of period (including undistributed net investment income of $35,245 and $985, respectively)	$101,410,004	$98,427,519

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000 ® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2004, the Fund had realized gains on future contracts of $1,005,160. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

At October 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2004	12 Russell 2000 Index Futures	Long	$83,059

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of October 31, 2004, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,025,520	$40,986,860	5,635,137	$58,946,656
Shares issued to shareholders in payment of distributions declared	2,630	34,796	24,716	237,530
Shares redeemed	(3,653,159)	(49,526,193)	(5,436,849)	(57,638,908)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(625,009)	$(8,504,537)	223,004	$1,545,278

Year Ended October 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	260,248	$3,478,357	214,095	$2,163,382
Shares redeemed	(190,791)	(2,553,690)	(120,311)	(1,181,336)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	69,457	$924,667	93,784	$982,046
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(555,552)	$(7,579,870)	316,788	$2,527,324

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for adjustments to capital loss carryforward and discount accretion/ premium amortization on debt securities.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized (Losses)
$(48,314)	$(4,234)	$52,548

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income [1]	$43,776	$305,638

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$35,245
Unrealized appreciation	$21,313,721
Capital loss carryforward	$4,201,868

At October 31, 2004, the cost of investments for federal tax purposes was $80,143,802. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from future contracts was $21,230,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,655,122 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,424,460.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At October 31, 2004, the Fund had a capital loss carryforward of $4,201,868 will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$3,021,527
2011	$1,180,341

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.50% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's Manager was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $353,509 and $66,976, respectively, after voluntary waiver, if applicable.

Under the terms of a subadvisory contract between the Manager and the Fund Asset Management L.P. doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Subadvisor"), the Subadvisor receives an annual fee from the Manager equal to 0.030% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $8,641 for the period.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended October 31, 2004, FSC retained $3,311 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $57,515, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $19,032, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Manager made a contribution to the Fund of $177,884, $4,520 of which was contributed subsequent to October 31, 2004. The total amount relates to a contribution to Paid-in Capital for detrimentral impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004, were as follows:

Purchases	$26,993,220
Sales	$30,325,562

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2004, 100.0% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 98.3% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mini-Cap Index Fund (one of the portfolios constituting Federated Index Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mini-Cap Index Fund of Federated Index Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: May 2004	John W. Harris is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

29456 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c)  Not Applicable

(d)  Not Applicable

(e)  Not Applicable

f)(3)The registrant  hereby  undertakes to provide any person,  without  charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $44,952

                  Fiscal year ended 2003 - $43,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $233,597

                  Fiscal year ended 2003 - $197,212

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Index Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004